                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGEMENT INVESTMENTS LOGO]

[PHOTO IMAGE]

ANNUAL REPORT SEPTEMBER 30, 2003

EATON VANCE MUNICIPALS TRUST

CALIFORNIA

FLORIDA

MASSACHUSETTS

MISSISSIPPI

NEW YORK

OHIO

RHODE ISLAND

WEST VIRGINIA

[PHOTO IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

                                   ----------

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPALS FUNDS as of September 30, 2003
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

In our shareholder reports, we refer frequently to "quality spreads" and their important role in bond analysis. However, while followed closely by bond analysts and portfolio managers, this aspect of municipal bond investing is generally overlooked by individual investors. As part of our continuing educational series, we thought it might be instructive to discuss quality spreads and why they constitute a key variable for investors in the municipal bond market.

QUALITY SPREADS: COMPENSATION FOR ADDED CREDIT RISK...

The term "quality spread" refers to the difference in yields between bonds of varying quality but similar maturities. A bond rated BBB, for example, should have a higher yield than an insured bond rated AAA because investors who buy lower-quality bonds anticipate being paid for accepting a higher level of credit risk. That risk premium comes in the form of higher yields. Spreads are typically stated in basis points, or 1/100's of a percentage point. Thus, a bond yielding 5.00% trades at a spread of 100 basis points (1.00%) over a bond that yields 4.00%.

SPREAD FLUCTUATIONS ARE INFLUENCED BY A VARIETY OF FACTORS...

Spreads fluctuate with changes in market conditions, with many factors influencing spread relationships. The quality and type of bond are primary factors. For example, an insured general obligation rated AAA - with no credit risk - will trade at a significantly lower yield than a BBB-rated industrial bond, which has a significantly higher credit risk. Naturally, a bond's price will respond to changes that may impact - for better or worse - the underlying fundamentals of an issuer. Remember, bond yields move in the opposite direction of bond prices.

Another factor that influences spreads is supply. Assuming stable demand, spreads are likely to widen if the supply for a specific issuer increases, as the market must now digest a larger volume of bonds. Similarly, if supply declines, spreads may narrow, as investors may be willing to pay more for a credit that is increasingly scarce.

Finally, quality spreads may fluctuate with changes in the overall economy. For example, spreads tend to narrow as the economy strengthens and the revenue outlook improves. On the other hand, as the economy slows or enters recession, spreads tend to widen, as investors become increasingly worried about the direction of the economy and its impact on bonds with higher credit risk.

SPREADS CONSTITUTE A KEY FACTOR IN INVESTMENT DECISIONS...

Quality spreads have a profound influence on the investment decisions of municipal bond portfolio managers. The widening of spreads may suggest a developing opportunity. If spreads have widened appreciably, the investor may detect an unusual opportunity in lower-quality, higher-yielding bonds. Conversely, if lower-quality bonds have significantly outperformed high-quality bonds over a period, the resulting narrowing of spreads may signal the need for caution. This "spread compression" may prompt portfolio managers to upgrade their portfolios with higher-quality bonds because they are no longer being adequately compensated for the risk of owning lower-quality bonds.

While quality spreads are a key metric for municipal bond investors, they represent just one of many factors considered in establishing a diversified bond portfolio. At Eaton Vance, we realize that complex markets require intensive research, a need that emphasizes once again the value of experienced, professional portfolio management.

                                                Sincerely,

                                                /s/ Thomas J. Fetter

                                                Thomas J. Fetter
                                                President
                                                November 5, 2003

  Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.

EATON VANCE MUNICIPALS FUNDS as of September 30, 2003
MARKET RECAP

While the pace of job growth was disappointing, the U.S. economy improved noticeably in the year ended September 30, 2003. The passage of significant tax legislation appeared to give consumer spending a boost. Capital spending, which has lagged the recovery rate of past expansions, was at last showing signs of recovery in late summer and early fall, as manufacturers of industrial equipment reported stronger orders.

TECHNOLOGY, RETAILING AND CONSTRUCTION HAVE LED THE ECONOMY IN THE EARLY STAGES OF RECOVERY...

A beginning recovery was evident in several key sectors of the economy. Technology companies, especially semiconductor manufacturers and suppliers, have reported robust demand. The manufacturing sector also saw a pickup in activity, with industrial segments, such as machine tools, faring well, as factories began to refit their plants. Excepting auto sales, which were weak, the retail sector was very strong, as consumer confidence rose and tax cuts filtered into consumers' pockets. Despite a rise in mortgage rates, residential construction maintained its strong momentum, although the commercial side was quite sluggish.

WITH SLOW JOB GROWTH AND MANAGEABLE INFLATION, THE FEDERAL RESERVE HAS KEPT INTEREST RATES LOW...

Gross Domestic Product expanded 3.3% in the second quarter of 2003, followed by a 7.2% rise in the third quarter. However, despite the rebounding economy, the labor market remained stagnant through much of the year - the nation's jobless rate was 6.1% in September 2003. While large employers were slow to rehire, the pace of layoffs slowed considerably. Job growth was stronger among temporary agencies and smaller firms, which have generated the lion's share of new jobs in recent years.

Core inflation has generally been contained. Prices for finished goods, consumer staples and services have seen little change. However, prices for some commodities, including lumber, plywood, steel, and natural gas have witnessed a sharp rise. Meanwhile, gasoline prices, which spiked dramatically during the prime summer driving season, have since fallen back slightly. With inflation largely held at bay, the Federal Reserve has maintained an accommodative monetary policy. The Fed lowered its Federal Funds rate - a key short-term interest rate barometer - to 1.00% in June.

[CHART]

Municipal bond yields exceeded Treasury yields

30-Year Treasury Bond                                4.87%

30-Year AAA-rated General Obligation (GO) Bonds*     4.97%

Taxable equivalent yield in 35.0% tax bracket        7.65%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yield. Statistics as of September 30, 2003.

Past performance is no guarantee of future results.

Source: Bloomberg, L.P.

However, while the decline in short-term interest rates helped revive the stock market, longer-term interest rates moved slightly higher, prompting a bond market pullback. Ten-year Treasury bond yields - which were at 3.59% at September 30, 2002 - rose to 3.93% by September 30, 2003 in response to a reviving economy. The Lehman Brothers Municipal Bond Index had a total return of 3.89% for the year ended September 30, 2003.*

FACING RISING BUDGET SHORTFALLS, BELEAGUERED STATES HAVE BEEN FORCED TO RAISE TAXES...

Despite lower federal tax rates, the rationale for tax-exempt income has remained intact. Many state governments have enacted income tax hikes and fee increases to make up for revenue shortfalls and budget deficits. Thus, while one portion of the tax burden has fallen, another portion has grown more onerous for many taxpayers. For that reason, we believe that municipal bonds will continue to present interesting investment opportunities and to merit a place in the portfolios of taxconscious investors.

*It is not possible to invest directly in an index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE CALIFORNIA MUNICIPALS FUND as of September 30, 2003
INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

Management Update

- The California economy showed signs of a rebound in 2003, although the pace of recovery remained slow. Health care, hospitality and residential construction were the major sources of new jobs. Manufacturing remained sluggish, with technology still slow to gain traction. The state's September 2003 jobless rate was 6.6%, unchanged from a year ago.

- Despite a stabilizing deficit situation in California, the investment environment remained uncertain. Therefore, credit quality selection was the highest priority for management. Our research team constantly searches for investment oppotunities throughout the California marketplace.

- Escrowed/prerefunded bonds were among the Portfolio's largest commitments. Escrowed bonds are pre-refunded to their approaching call dates and, thus, continue to deliver above-average income. Because they are backed by Treasury bonds, escrowed bonds are considered to be of the highest quality and can offer security in an uncertain economic climate.

[CHART]

Rating Distribution+

AAA            57.6%
AA             13.9%
A               8.8%
BBB             2.1%
Non-Rated      17.6%

   +May not represent the Portfolio's current or future investments.

The Fund

- During the year ended September 30, 2003, the Fund's Class A and Class B shares had total returns of 1.89% and 1.73%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.92 on September 30, 2003, from $11.25 on September 30, 2002, and the reinvestment of $0.530 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share to $10.11 from $10.40 during the same period, and the reinvestment of $0.461 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 2003, the distribution rates were 4.85% for Class A and 4.80% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.23% and 8.14%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30, 2003, were 4.31% and 4.32%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.31% and 7.33%, respectively.(4)

[CHART]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance California Municipals Fund, Class B vs. the Lehman Brothers Municipal Bond Index*

  September 30, 1993 - September 30, 2003

                 EATON VANCE CALIFORNIA MUNICIPALS FUND- CLASS B
                                    12/19/85

                         FUND           FUND         LEHMAN BROTHER
                       VALUE AT      VALUE WITH      MUNICIPAL BOND
           DATE           NAV       SALES CHARGE          INDEX
-------------------------------------------------------------------------
            9/30/93      10,000          N/A                       10,000
           10/31/93       9,997                                    10,019
           11/30/93       9,882                                     9,931
           12/31/93      10,075                                    10,140
            1/31/94      10,183                                    10,256
            2/28/94       9,912                                     9,991
            3/31/94       9,451                                     9,584
            4/30/94       9,447                                     9,665
            5/31/94       9,494                                     9,749
            6/30/94       9,398                                     9,689
            7/31/94       9,564                                     9,867
            8/31/94       9,602                                     9,901
            9/30/94       9,456                                     9,756
           10/31/94       9,239                                     9,583
           11/30/94       8,997                                     9,409
           12/31/94       9,159                                     9,616
            1/31/95       9,487                                     9,891
            2/28/95       9,802                                    10,179
            3/31/95       9,916                                    10,296
            4/30/95       9,898                                    10,308
            5/31/95      10,226                                    10,637
            6/30/95      10,023                                    10,544
            7/31/95      10,079                                    10,644
            8/31/95      10,154                                    10,779
            9/30/95      10,240                                    10,847
           10/31/95      10,458                                    11,005
           11/30/95      10,697                                    11,187
           12/31/95      10,850                                    11,295
            1/31/96      10,883                                    11,380
            2/29/96      10,783                                    11,303
            3/31/96      10,591                                    11,159
            4/30/96      10,535                                    11,127
            5/31/96      10,533                                    11,123
            6/30/96      10,626                                    11,244
            7/31/96      10,746                                    11,346
            8/31/96      10,745                                    11,343
            9/30/96      10,905                                    11,502
           10/31/96      10,993                                    11,632
           11/30/96      11,210                                    11,845
           12/31/96      11,141                                    11,795
            1/31/97      11,185                                    11,817
            2/28/97      11,316                                    11,926
            3/31/97      11,145                                    11,767
            4/30/97      11,258                                    11,865
            5/31/97      11,420                                    12,044
            6/30/97      11,573                                    12,172
            7/31/97      11,948                                    12,509
            8/31/97      11,792                                    12,392
            9/30/97      11,993                                    12,539
           10/31/97      12,049                                    12,620
           11/30/97      12,135                                    12,694
           12/31/97      12,346                                    12,879
            1/31/98      12,464                                    13,012
            2/28/98      12,465                                    13,016
            3/31/98      12,469                                    13,028
            4/30/98      12,342                                    12,969
            5/31/98      12,560                                    13,174
            6/30/98      12,582                                    13,226
            7/31/98      12,591                                    13,259
            8/31/98      12,866                                    13,464
            9/30/98      13,048                                    13,632
           10/31/98      12,954                                    13,631
           11/30/98      13,001                                    13,679
           12/31/98      13,005                                    13,714
            1/31/99      13,140                                    13,877
            2/28/99      13,060                                    13,816
            3/31/99      13,087                                    13,835
            4/30/99      13,107                                    13,870
            5/31/99      13,004                                    13,789
            6/30/99      12,718                                    13,591
            7/31/99      12,717                                    13,641
            8/31/99      12,514                                    13,531
            9/30/99      12,462                                    13,537
           10/31/99      12,147                                    13,390
           11/30/99      12,254                                    13,533
           12/31/99      12,122                                    13,432
            1/31/00      11,983                                    13,373
            2/29/00      12,207                                    13,529
            3/31/00      12,487                                    13,824
            4/30/00      12,331                                    13,743
            5/31/00      12,233                                    13,671
            6/30/00      12,682                                    14,033
            7/31/00      12,930                                    14,229
            8/31/00      13,242                                    14,448
            9/30/00      13,091                                    14,373
           10/31/00      13,314                                    14,530
           11/30/00      13,396                                    14,639
           12/31/00      13,868                                    15,001
            1/31/01      13,884                                    15,150
            2/28/01      13,912                                    15,198
            3/31/01      14,020                                    15,334
            4/30/01      13,638                                    15,168
            5/31/01      13,846                                    15,331
            6/30/01      13,943                                    15,434
            7/31/01      14,199                                    15,662
            8/31/01      14,642                                    15,920
            9/30/01      14,543                                    15,867
           10/31/01      14,694                                    16,048
           11/30/01      14,516                                    15,921
           12/31/01      14,298                                    15,770
            1/31/02      14,497                                    16,044
            2/28/02      14,730                                    16,237
            3/31/02      14,280                                    15,919
            4/30/02      14,545                                    16,230
            5/31/02      14,675                                    16,328
            6/30/02      14,796                                    16,501
            7/31/02      14,983                                    16,713
            8/31/02      15,252                                    16,914
            9/30/02      15,750                                    17,285
           10/31/02      15,243                                    16,998
           11/30/02      15,165                                    16,927
           12/31/02      15,545                                    17,285
            1/31/03      15,373                                    17,241
            2/28/03      15,669                                    17,482
            3/31/03      15,721                                    17,492
            4/30/03      15,870                                    17,608
            5/31/03      16,255                                    18,020
            6/30/03      16,099                                    17,944
            7/31/03      15,435                                    17,316
            8/31/03      15,578                                    17,445
            9/30/03      16,022                                    17,958

Federal income tax information on distributions. For federal income tax purposes, 99.96% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2003, was designated as an exempt-interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)                                           CLASS A            CLASS B
-------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                   1.89%             1.73%
Five Years                                                 4.43              4.19
Ten Years                                                  N.A.              4.83
Life of Fund+                                              6.52              6.08

SEC Average Annual Total Returns
  (including sales charge or applicable CDSC)

One Year                                                  -2.94%            -3.13%
Five Years                                                 3.41              3.86
Ten Years                                                  N.A.              4.83
Life of Fund+                                              5.97              6.08

+Inception date: Class A: 5/27/94; Class B: 12/19/85

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 41.05% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

   * Source: Thomson Financial. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged national municipal market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 5/27/94 at net asset value would have grown to $18,056 on 9/30/03; $17,196, including the 4.75% maximum sales charge. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE FLORIDA MUNICIPALS FUND as of September 30, 2003
INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

Management Update

- Florida again led the region in job creation in 2003. The service sector remained strong, paced by health care and education, while high gas prices slightly hurt the tourism sector. Construction continued to generate new jobs, as single-family homebuilding benefited from still-low interest rates. The state's jobless rate was 5.3% in September 2003, down from 5.6% a year ago.

- Management continued to find opportunities in insured* water and sewer bonds, which represented one of the Portfolio's largest sector weightings at September 30, 2003. Backed by water system bill payments, these issues financed projects to upgrade and expand the water facilities for many Florida communities.

- With Florida's increasing population and tourism trade has come a strong builder's market and a corresponding increase in the need for housing. This created some good investment opportunities in housing-related bonds. Management remained very selective, however, with respect to health care-related bonds, focusing on the institutions that we believe have good demographic and market positions.

[CHART]

Rating Distribution+

AAA            69.5%
AA              5.4%
A               4.9%
BBB             6.0%
Non-Rated      14.2%

   +May not represent the Portfolio's current or future investments.

The Fund

- During the year ended September 30, 2003, the Fund's Class A and Class B shares had total returns of 2.76% and 1.93%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.68 on September 30, 2003, from $10.94 on September 30, 2002, and the reinvestment of $0.549 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share to $10.95 from $11.22 during the same period, and the reinvestment of $0.479 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 2003, the distribution rates were 5.14% for Class A and 4.38% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.91% and 6.74%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30, 2003, were 4.48% and 3.96%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.89% and 6.09%, respectively.(4)

[CHART]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Florida Municipals Fund, Class B vs. the Lehman Brothers Municipal Bond Index**

  September 30, 1993 - September 30, 2003

                  EATON VANCE FLORIDA MUNICIPALS FUND- CLASS B
                                     8/28/90

                         FUND           FUND         LEHMAN BROTHER
                       VALUE AT      VALUE WITH      MUNICIPAL BOND
           DATE           NAV       SALES CHARGE          INDEX
-------------------------------------------------------------------------
            9/30/93      10,000          N/A                       10,000
           10/31/93      10,008                                    10,019
           11/30/93       9,829                                     9,931
           12/31/93      10,088                                    10,140
            1/31/94      10,223                                    10,256
            2/28/94       9,877                                     9,991
            3/31/94       9,342                                     9,584
            4/30/94       9,387                                     9,665
            5/31/94       9,442                                     9,749
            6/30/94       9,359                                     9,689
            7/31/94       9,547                                     9,867
            8/31/94       9,548                                     9,901
            9/30/94       9,366                                     9,756
           10/31/94       9,111                                     9,583
           11/30/94       8,889                                     9,409
           12/31/94       9,178                                     9,616
            1/31/95       9,499                                     9,891
            2/28/95       9,855                                    10,179
            3/31/95       9,930                                    10,296
            4/30/95       9,936                                    10,308
            5/31/95      10,200                                    10,637
            6/30/95      10,015                                    10,544
            7/31/95      10,077                                    10,644
            8/31/95      10,165                                    10,779
            9/30/95      10,293                                    10,847
           10/31/95      10,479                                    11,005
           11/30/95      10,723                                    11,187
           12/31/95      10,871                                    11,295
            1/31/96      10,914                                    11,380
            2/29/96      10,760                                    11,303
            3/31/96      10,585                                    11,159
            4/30/96      10,550                                    11,127
            5/31/96      10,512                                    11,123
            6/30/96      10,617                                    11,244
            7/31/96      10,746                                    11,346
            8/31/96      10,688                                    11,343
            9/30/96      10,852                                    11,502
           10/31/96      10,923                                    11,632
           11/30/96      11,098                                    11,845
           12/31/96      11,040                                    11,795
            1/31/97      11,042                                    11,817
            2/28/97      11,120                                    11,926
            3/31/97      10,943                                    11,767
            4/30/97      10,994                                    11,865
            5/31/97      11,099                                    12,044
            6/30/97      11,249                                    12,172
            7/31/97      11,573                                    12,509
            8/31/97      11,385                                    12,392
            9/30/97      11,492                                    12,539
           10/31/97      11,608                                    12,620
           11/30/97      11,686                                    12,694
           12/31/97      11,886                                    12,879
            1/31/98      12,046                                    13,012
            2/28/98      12,050                                    13,016
            3/31/98      12,066                                    13,028
            4/30/98      11,967                                    12,969
            5/31/98      12,192                                    13,174
            6/30/98      12,235                                    13,226
            7/31/98      12,244                                    13,259
            8/31/98      12,432                                    13,464
            9/30/98      12,561                                    13,632
           10/31/98      12,503                                    13,631
           11/30/98      12,547                                    13,679
           12/31/98      12,531                                    13,714
            1/31/99      12,652                                    13,877
            2/28/99      12,596                                    13,816
            3/31/99      12,556                                    13,835
            4/30/99      12,588                                    13,870
            5/31/99      12,509                                    13,789
            6/30/99      12,312                                    13,591
            7/31/99      12,263                                    13,641
            8/31/99      12,036                                    13,531
            9/30/99      11,953                                    13,537
           10/31/99      11,755                                    13,390
           11/30/99      11,857                                    13,533
           12/31/99      11,732                                    13,432
            1/31/00      11,594                                    13,373
            2/29/00      11,790                                    13,529
            3/31/00      12,082                                    13,824
            4/30/00      11,989                                    13,743
            5/31/00      11,854                                    13,671
            6/30/00      12,189                                    14,033
            7/31/00      12,383                                    14,229
            8/31/00      12,586                                    14,448
            9/30/00      12,477                                    14,373
           10/31/00      12,635                                    14,530
           11/30/00      12,732                                    14,639
           12/31/00      13,110                                    15,001
            1/31/01      13,149                                    15,150
            2/28/01      13,197                                    15,198
            3/31/01      13,341                                    15,334
            4/30/01      13,193                                    15,168
            5/31/01      13,363                                    15,331
            6/30/01      13,474                                    15,434
            7/31/01      13,712                                    15,662
            8/31/01      13,937                                    15,920
            9/30/01      13,840                                    15,867
           10/31/01      13,974                                    16,048
           11/30/01      13,847                                    15,921
           12/31/01      13,709                                    15,770
            1/31/02      13,912                                    16,044
            2/28/02      14,093                                    16,237
            3/31/02      13,792                                    15,919
            4/30/02      14,013                                    16,230
            5/31/02      14,091                                    16,328
            6/30/02      14,227                                    16,501
            7/31/02      14,393                                    16,713
            8/31/02      14,565                                    16,914
            9/30/02      14,885                                    17,285
           10/31/02      14,537                                    16,998
           11/30/02      14,445                                    16,927
           12/31/02      14,781                                    17,285
            1/31/03      14,700                                    17,241
            2/28/03      14,908                                    17,482
            3/31/03      14,916                                    17,492
            4/30/03      15,076                                    17,608
            5/31/03      15,334                                    18,020
            6/30/03      15,227                                    17,944
            7/31/03      14,729                                    17,316
            8/31/03      14,840                                    17,445
            9/30/03      15,173                                    17,958

* Private insurance does not remove the interest rate risks associated with these investments.

Federal income tax information on distributions. For federal income tax purposes, 99.97% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2003, was designated as an exempt-interest dividend.

FUND INFORMATION
as of september 30, 2003

PERFORMANCE(6)                                            CLASS A          CLASS B
-------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                   2.76%             1.93%
Five Years                                                 4.65              3.85
Ten Years                                                  N.A.              4.26
Life of Fund+                                              6.35              6.13

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                  -2.16%            -2.95%
Five Years                                                 3.63              3.52
Ten Years                                                  N.A.              4.26
Life of Fund+                                              5.80              6.13

+Inception date: Class A: 4/5/94; Class B: 8/28/90

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state intangibles tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 35.00% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

   **Source: Thomson Financial. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged national municipal market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 4/5/94 at net asset value would have grown to $17,932 on 9/30/03; $17,078, including the 4.75% maximum sales charge. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE MASSACHUSETTS MUNICIPALS FUND as of September 30, 2003 INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

Management Update

- The Massachusetts economy improved in recent months, as rising demand for technology products and improving financial markets have boosted the state's leading industries. The construction sector has been supported by a strong housing market. The state's September 2003 jobless rate was 5.7%, up from 5.1% a year ago, but still below the national average.

- The second half of the fiscal year saw a lot of new issues come to market in Massachusetts. Management used this opportunity to upgrade the Portfolio's holdings by selling some of its lower-quality holdings that were either trading at tight credit quality spreads or whose coupons or call features were no longer attractive.

- The health care industry constitutes an enormous segment of the Massachusetts economy and is represented in the Portfolio accordingly. However, we remained very selective within these sectors. With institutions facing intense competition and the pressure of new reimbursement rules, management focused on issuers with sound financial structures, good management, and solid market share.

[CHART]

Rating Distribution+

AAA            47.3%
AA             25.4%
A              11.2%
BBB            10.3%
Non-Rated       5.8%

+May not represent the Portfolio's current or future investments.

The Fund

- During the year ended September 30, 2003, the Fund's Class A, Class B, and Class I shares had total returns of 3.29%, 2.43%, and 3.51%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.68 on September 30, 2003, from $9.85 on September 30, 2002, and the reinvestment of $0.482 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.79 from $10.99 during the same period, and the reinvestment of $0.459 per share in tax-free income.(2) For Class I, this return resulted from a decrease in NAV to $10.00 from $10.17 during the same period, and the reinvestment of $0.515 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 2003, the distribution rates were 5.00% for Class A, 4.26% for Class B, and 5.20% for Class I.(3) The distribution rates of Class A, Class B, and Class I are equivalent to taxable rates of 8.12%, 6.92%, and 8.45%, respectively.(4)

- The SEC 30-day yields for Class A, Class B, and Class I shares at September 30, 2003, were 4.47%, 3.96%, and 4.89%, respectively.(5) The SEC 30-day yields of Class A, Class B, and Class I are equivalent to taxable yields of 7.26%, 6.43%, and 7.94%, respectively.(4)

[CHART]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Massachusetts Municipals Fund, Class B vs. the Lehman Brothers Municipal Bond Index*

  September 30, 1993 - September 30, 2003

                EATON VANCE MASSACHUSETTS MUNICIPAL FUND- CLASS B
                                    4/18/91

                         FUND           FUND             LEHMAN BROTHER
                       VALUE AT      VALUE WITH          MUNICIPAL BOND
           DATE           NAV       SALES CHARGE              INDEX
-------------------------------------------------------------------------
            9/30/93       10000          N/A                        10000
           10/31/93     10008.3                                  10019.22
           11/30/93     9892.91                                   9930.77
           12/31/93     10103.2                                  10140.44
            1/31/94     10206.3                                   10256.3
            2/28/94     9956.89                                   9990.67
            3/31/94     9448.39                                   9583.76
            4/30/94     9420.77                                   9665.14
            5/31/94     9504.56                                   9748.78
            6/30/94     9418.33                                   9689.16
            7/31/94     9584.93                                    9866.9
            8/31/94      9622.7                                    9901.1
            9/30/94     9443.43                                   9755.85
           10/31/94     9198.01                                   9582.63
           11/30/94     8910.08                                   9409.12
           12/31/94     9180.26                                   9616.25
            1/31/95        9522                                   9891.21
            2/28/95     9823.69                                  10178.87
            3/31/95     9910.69                                  10295.86
            4/30/95     9897.27                                  10308.01
            5/31/95       10161                                  10636.94
            6/30/95     9978.32                                  10543.97
            7/31/95     10032.5                                  10643.72
            8/31/95     10163.3                                   10778.8
            9/30/95     10234.9                                   10846.9
           10/31/95     10416.7                                  11004.58
           11/30/95     10628.5                                  11187.41
           12/31/95     10770.7                                  11294.79
            1/31/96     10793.8                                  11380.13
            2/29/96     10663.7                                  11303.27
            3/31/96     10511.2                                  11158.87
            4/30/96       10483                                  11127.22
            5/31/96     10494.1                                  11122.98
            6/30/96     10591.5                                  11244.21
            7/31/96     10671.9                                  11345.94
            8/31/96     10652.2                                  11343.39
            9/30/96       10801                                  11501.92
           10/31/96     10862.6                                  11631.91
           11/30/96     11053.5                                  11844.98
           12/31/96     10992.1                                  11794.96
            1/31/97     11013.7                                  11817.28
            2/28/97     11104.2                                  11925.79
            3/31/97     10961.2                                   11766.7
            4/30/97     11056.3                                  11865.32
            5/31/97     11206.7                                  12043.91
            6/30/97     11338.6                                  12172.21
            7/31/97     11673.3                                  12509.33
            8/31/97       11555                                  12392.05
            9/30/97     11709.3                                     12539
           10/31/97     11786.2                                  12619.81
           11/30/97     11856.6                                  12694.13
           12/31/97     12052.3                                  12879.22
            1/31/98       12164                                  13012.04
            2/28/98     12201.4                                  13015.99
            3/31/98     12196.8                                  13027.58
            4/30/98     12095.4                                   12968.8
            5/31/98     12286.6                                  13173.96
            6/30/98     12321.5                                  13225.95
            7/31/98     12332.7                                  13259.01
            8/31/98     12530.8                                  13463.89
            9/30/98     12677.9                                  13631.74
           10/31/98     12630.3                                  13631.46
           11/30/98     12677.8                                  13679.21
           12/31/98       12686                                  13713.69
            1/31/99     12813.5                                  13876.74
            2/28/99       12710                                  13816.27
            3/31/99     12703.4                                   13835.2
            4/30/99       12726                                  13869.67
            5/31/99       12621                                  13789.42
            6/30/99     12428.2                                  13591.05
            7/31/99     12413.5                                   13640.5
            8/31/99     12188.5                                  13531.14
            9/30/99     12114.3                                  13536.79
           10/31/99     11908.2                                  13390.13
           11/30/99     11978.7                                  13532.55
           12/31/99     11818.9                                  13431.67
            1/31/00     11688.8                                  13373.18
            2/29/00     11865.5                                   13528.6
            3/31/00     12178.9                                  13824.18
            4/30/00       12070                                  13742.51
            5/31/00     11941.5                                  13671.02
            6/30/00     12273.5                                  14033.29
            7/31/00     12484.5                                  14228.55
            8/31/00     12704.2                                  14447.84
            9/30/00     12590.2                                  14372.67
           10/31/00     12764.7                                   14529.5
           11/30/00     12850.2                                  14639.43
           12/31/00     13289.5                                  15001.13
            1/31/01     13340.1                                  15149.77
            2/28/01     13375.4                                  15197.81
            3/31/01     13522.5                                  15334.01
            4/30/01     13253.5                                  15167.85
            5/31/01     13467.9                                  15331.19
            6/30/01     13582.7                                  15433.76
            7/31/01     13828.1                                  15662.37
            8/31/01     14059.6                                  15920.37
            9/30/01     13958.2                                  15866.96
           10/31/01     14080.9                                  16047.53
           11/30/01     13947.1                                  15920.65
           12/31/01     13789.2                                  15770.04
            1/31/02     13955.7                                  16043.57
            2/28/02     14166.6                                  16236.86
            3/31/02     13853.1                                  15918.67
            4/30/02     14092.1                                   16229.8
            5/31/02     14183.7                                  16328.42
            6/30/02     14320.5                                  16501.07
            7/31/02     14503.3                                  16713.29
            8/31/02     14637.7                                  16914.21
            9/30/02     15019.9                                  17284.67
           10/31/02     14686.5                                  16998.13
           11/30/02     14630.1                                  16927.49
           12/31/02     14945.9                                  17284.67
            1/31/03     14859.9                                  17240.87
            2/28/03       15100                                  17481.91
            3/31/03     15119.3                                  17492.37
            4/30/03     15268.5                                  17607.95
            5/31/03     15545.6                                  18020.23
            6/30/03     15404.4                                  17943.65
            7/31/03     14904.3                                  17315.76
            8/31/03     15030.5                                   17444.9
            9/30/03     15384.7                                  17957.78

Federal income tax information on distributions. For federal income tax purposes, 99.97% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2003, was designated as an exempt-interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)                 CLASS A        CLASS B      CLASS I
--------------------------------------------------------------------
Average Annual Total
  Returns (at net asset value)

One Year                        3.29%            2.43%       3.51%
Five Years                      4.78             3.95        4.94
Ten Years                       N.A.             4.40        5.34
Life of Fund+                   5.12             5.83        5.59

SEC Average Annual Total
  Returns (including sales
  charge or applicable CDSC)

One Year                       -1.60%           -2.48%       3.51%
Five Years                      3.76             3.61        4.94
Ten Years                       N.A.             4.40        5.34
Life of Fund+                   4.59             5.83        5.59

+Inception date: Class A: 12/7/93; Class B: 4/18/91; Class I: 6/17/93

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. I shares generally have no sales charge. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable equivalent rates assume maximum 38.45% combined federal and state income tax rate. A lower rate would result in lower tax equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3%
     - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

    *Source: Thomson Financial. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged national municipal market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/7/93 at net asset value would have grown to $16,322 on 9/30/03; $15,545, including the 4.75% maximum sales charge. An investment in Class I shares on 6/17/93 at net asset value would have grown to $17,506 on 9/30/03. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE MISSISSIPPI MUNICIPALS FUND as of September 30, 2003
INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

Management Update

- The Mississippi job market improved during the past year. The state's unemployment rate was 5.3% in September 2003, down from 6.7% a year ago, and beating the national rate of 6.1%. Contributing the most new jobs in September were education and health services.

- Management continued to find opportunities in insured* water and sewer bonds, which were among the Portfolio's top five largest sector weightings at September 30, 2003. Backed by water system bill payments, these issues financed projects to upgrade and expand the water facilities for many Mississippi communities.

- The Portfolio also maintained investments in selected Puerto Rico issues, which provided quality and added diversification, and are tax-exempt in Mississippi. The Portfolio's Puerto Rico holdings included insured* transportation bonds, insured* electric utilities bonds, and insured* general obligations.

[CHART]

Rating Distribution+

AAA            71.0%
AA              6.7%
A               9.1%
BBB            10.4%
Non-Rated       2.8%

*Private insurance does not remove the interest rate risks associated with these investments.

+May not represent the Portfolio's current or future investments.

The Fund

- During the year ended September 30, 2003, the Fund's Class A and Class B shares had total returns of 3.21% and 2.47%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.84 on September 30, 2003, from $10.00 on September 30, 2002, and the reinvestment of $0.470 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.06 from $10.22 during the same period, and the reinvestment of $0.405 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 2003, the distribution rates were 4.78% for Class A and 4.04% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.74% and 6.54%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30, 2003, were 4.02% and 3.45%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.51% and 5.59%, respectively.(4)

[CHART]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Mississippi Municipals Fund, Class B vs. the Lehman Brothers Municipal Bond Index**
  September 30, 1993 - September 30, 2003

                 EATON VANCE MISSISSIPPI MUNICIPAL FUND- CLASS B
                                    6/11/93

                         FUND           FUND         LEHMAN BROTHER
                       VALUE AT      VALUE WITH      MUNICIPAL BOND
           DATE           NAV       SALES CHARGE          INDEX
-------------------------------------------------------------------------
            9/30/93      10,000          N/A                       10,000
           10/31/93       9,985                                    10,019
           11/30/93       9,864                                     9,931
           12/31/93      10,132                                    10,140
            1/31/94      10,249                                    10,256
            2/28/94       9,913                                     9,991
            3/31/94       9,283                                     9,584
            4/30/94       9,357                                     9,665
            5/31/94       9,452                                     9,749
            6/30/94       9,372                                     9,689
            7/31/94       9,557                                     9,867
            8/31/94       9,551                                     9,901
            9/30/94       9,380                                     9,756
           10/31/94       9,147                                     9,583
           11/30/94       8,910                                     9,409
           12/31/94       9,126                                     9,616
            1/31/95       9,471                                     9,891
            2/28/95       9,835                                    10,179
            3/31/95       9,914                                    10,296
            4/30/95       9,893                                    10,308
            5/31/95      10,184                                    10,637
            6/30/95      10,022                                    10,544
            7/31/95      10,086                                    10,644
            8/31/95      10,200                                    10,779
            9/30/95      10,262                                    10,847
           10/31/95      10,455                                    11,005
           11/30/95      10,691                                    11,187
           12/31/95      10,818                                    11,295
            1/31/96      10,871                                    11,380
            2/29/96      10,736                                    11,303
            3/31/96      10,544                                    11,159
            4/30/96      10,508                                    11,127
            5/31/96      10,526                                    11,123
            6/30/96      10,638                                    11,244
            7/31/96      10,731                                    11,346
            8/31/96      10,727                                    11,343
            9/30/96      10,895                                    11,502
           10/31/96      10,979                                    11,632
           11/30/96      11,158                                    11,845
           12/31/96      11,109                                    11,795
            1/31/97      11,185                                    11,817
            2/28/97      11,301                                    11,926
            3/31/97      11,153                                    11,767
            4/30/97      11,228                                    11,865
            5/31/97      11,386                                    12,044
            6/30/97      11,512                                    12,172
            7/31/97      11,823                                    12,509
            8/31/97      11,725                                    12,392
            9/30/97      11,815                                    12,539
           10/31/97      11,869                                    12,620
           11/30/97      11,927                                    12,694
           12/31/97      12,121                                    12,879
            1/31/98      12,236                                    13,012
            2/28/98      12,234                                    13,016
            3/31/98      12,248                                    13,028
            4/30/98      12,169                                    12,969
            5/31/98      12,357                                    13,174
            6/30/98      12,365                                    13,226
            7/31/98      12,383                                    13,259
            8/31/98      12,566                                    13,464
            9/30/98      12,731                                    13,632
           10/31/98      12,675                                    13,631
           11/30/98      12,709                                    13,679
           12/31/98      12,739                                    13,714
            1/31/99      12,872                                    13,877
            2/28/99      12,792                                    13,816
            3/31/99      12,755                                    13,835
            4/30/99      12,799                                    13,870
            5/31/99      12,730                                    13,789
            6/30/99      12,505                                    13,591
            7/31/99      12,522                                    13,641
            8/31/99      12,364                                    13,531
            9/30/99      12,317                                    13,537
           10/31/99      12,154                                    13,390
           11/30/99      12,225                                    13,533
           12/31/99      12,100                                    13,432
            1/31/00      12,006                                    13,373
            2/29/00      12,165                                    13,529
            3/31/00      12,405                                    13,824
            4/30/00      12,335                                    13,743
            5/31/00      12,231                                    13,671
            6/30/00      12,517                                    14,033
            7/31/00      12,698                                    14,229
            8/31/00      12,915                                    14,448
            9/30/00      12,828                                    14,373
           10/31/00      12,969                                    14,530
           11/30/00      13,015                                    14,639
           12/31/00      13,291                                    15,001
            1/31/01      13,367                                    15,150
            2/28/01      13,427                                    15,198
            3/31/01      13,552                                    15,334
            4/30/01      13,409                                    15,168
            5/31/01      13,523                                    15,331
            6/30/01      13,627                                    15,434
            7/31/01      13,814                                    15,662
            8/31/01      14,057                                    15,920
            9/30/01      13,998                                    15,867
           10/31/01      14,110                                    16,048
           11/30/01      14,004                                    15,921
           12/31/01      13,885                                    15,770
            1/31/02      14,043                                    16,044
            2/28/02      14,207                                    16,237
            3/31/02      13,965                                    15,919
            4/30/02      14,172                                    16,230
            5/31/02      14,264                                    16,328
            6/30/02      14,389                                    16,501
            7/31/02      14,550                                    16,713
            8/31/02      14,672                                    16,914
            9/30/02      14,943                                    17,285
           10/31/02      14,683                                    16,998
           11/30/02      14,601                                    16,927
           12/31/02      14,888                                    17,285
            1/31/03      14,804                                    17,241
            2/28/03      15,038                                    17,482
            3/31/03      15,068                                    17,492
            4/30/03      15,161                                    17,608
            5/31/03      15,391                                    18,020
            6/30/03      15,323                                    17,944
            7/31/03      14,904                                    17,316
            8/31/03      14,986                                    17,445
            9/30/03      15,312                                    17,958

Federal income tax information on distributions. For federal income tax purposes, 100% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2003, was designated as an exempt-interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)                                            CLASS A           CLASS B
----------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                   3.21%             2.47%
Five Years                                                 4.58              3.76
Ten Years                                                  N.A.              4.35
Life of Fund+                                              4.92              4.60

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                  -1.70%            -2.46%
Five Years                                                 3.57              3.42
Ten Years                                                  N.A.              4.35
Life of Fund+                                              4.40              4.60

+ Inception date: Class A: 12/7/93; Class B: 6/11/93

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 38.25% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

   **Source: Thomson Financial. Investment operations commenced on 6/11/93.
     Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged national municipal market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/7/93 at net asset value would have grown to $16,027 on 9/30/03; $15,263, including the 4.75% maximum sales charge. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE NEW YORK MUNICIPALS FUND as of September 30, 2003
INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

Management Update

- The New York economy has showed positive trends in 2003. The mid-August power outage had only a minor impact on economic activity, mainly on retailers and temporary agencies. Manufacturing and port activity improved, while housing and hospitality markets remained strong. The state's September 2003 jobless rate was 6.0%, unchanged from a year ago.

- Representing 23.1% of the Portfolio's holdings, education bonds were the largest sector weighting at September 30, 2003. Most of these bonds were issued by the New York State Dormitory Authority, which is among New York's largest issuers of municipal bonds, as well as one of the largest financing mechanisms for educational and health care facilities in the country.

- Lease revenue/certificates of participation were also significant holdings. These instruments are used by cities, counties, and special districts to provide lease financing for various municipal projects throughout New York. These pooled issues can provide low fixedrate interest costs, an attractive feature for municipal borrowers.

[CHART]

Rating Distribution+

AAA            24.2%
AA             46.9%
A              15.4%
BBB             3.0%
Non-Rated      10.5%

+May not represent the Portfolio's current or future investments.

The Fund

- During the year ended September 30, 2003, the Fund's Class A, Class B, and Class C shares had total returns of 3.54%, 3.08%, and 0.50%, respectively.
   (1) For Class A, this return resulted from a decrease in net asset value
   (NAV) per share to $10.92 on September 30, 2003, from $11.07 on September 30, 2002, and the reinvestment of $0.518 per share in tax-free income and $0.006 per share in capital gains. (2)For Class B, this return resulted from a decrease in NAV to $11.80 from $11.95 during the same period, and the reinvestment of $0.497 per share in tax-free income and $0.006 per share in capital gains. (2)For Class C, this return resulted from an increase in NAV to $10.05 from the offering price of $10.00 on the date of inception, September 30, 2003.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 2003, the distribution rates were 4.74% for Class A and 4.57% for Class B. (3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.90% and 7.62%, respectively. (4)

- The SEC 30-day yields for Class A and B shares at September 30, 2003, were 4.43% and 4.33%, respectively. (5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.38% and 7.22%, respectively. (4)

[CHART]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance
New York Municipals Fund, Class B vs. the Lehman Brothers Municipal Bond Index*

  September 30, 1993 - September 30, 2003

                       EATON VANCE NEW YORK FUND- CLASS B
                                    8/30/90

                         FUND           FUND         LEHMAN BROTHER
                       VALUE AT      VALUE WITH      MUNICIPAL BOND
           DATE           NAV       SALES CHARGE          INDEX
-------------------------------------------------------------------------
            9/30/93       10000          N/A                        10000
           10/31/93     10009.5                                  10019.22
           11/30/93     9876.65                                   9930.77
           12/31/93     10130.8                                  10140.44
            1/31/94     10222.7                                   10256.3
            2/28/94      9916.3                                   9990.67
            3/31/94     9405.87                                   9583.76
            4/30/94     9442.92                                   9665.14
            5/31/94     9542.52                                   9748.78
            6/30/94     9435.29                                   9689.16
            7/31/94     9605.16                                    9866.9
            8/31/94     9652.26                                    9901.1
            9/30/94     9437.87                                   9755.85
           10/31/94     9187.26                                   9582.63
           11/30/94     8868.58                                   9409.12
           12/31/94     9183.28                                   9616.25
            1/31/95     9493.17                                   9891.21
            2/28/95     9829.15                                  10178.87
            3/31/95     9932.44                                  10295.86
            4/30/95     9930.64                                  10308.01
            5/31/95     10221.5                                  10636.94
            6/30/95     10048.7                                  10543.97
            7/31/95     10130.6                                  10643.72
            8/31/95     10257.2                                   10778.8
            9/30/95     10308.8                                   10846.9
           10/31/95     10503.8                                  11004.58
           11/30/95     10717.7                                  11187.41
           12/31/95     10826.8                                  11294.79
            1/31/96     10870.4                                  11380.13
            2/29/96     10748.3                                  11303.27
            3/31/96     10585.4                                  11158.87
            4/30/96     10570.4                                  11127.22
            5/31/96     10563.5                                  11122.98
            6/30/96     10678.2                                  11244.21
            7/31/96     10766.6                                  11345.94
            8/31/96     10739.5                                  11343.39
            9/30/96     10913.5                                  11501.92
           10/31/96     10984.1                                  11631.91
           11/30/96     11168.2                                  11844.98
           12/31/96     11111.3                                  11794.96
            1/31/97     11103.4                                  11817.28
            2/28/97     11232.5                                  11925.79
            3/31/97     11097.4                                   11766.7
            4/30/97     11189.9                                  11865.32
            5/31/97     11366.1                                  12043.91
            6/30/97     11473.2                                  12172.21
            7/31/97     11835.9                                  12509.33
            8/31/97     11693.8                                  12392.05
            9/30/97     11811.6                                     12539
           10/31/97     11855.4                                  12619.81
           11/30/97     11924.6                                  12694.13
           12/31/97     12144.8                                  12879.22
            1/31/98     12263.9                                  13012.04
            2/28/98       12291                                  13015.99
            3/31/98     12288.3                                  13027.58
            4/30/98     12150.7                                   12968.8
            5/31/98     12388.7                                  13173.96
            6/30/98     12445.5                                  13225.95
            7/31/98     12447.3                                  13259.01
            8/31/98     12681.8                                  13463.89
            9/30/98     12845.9                                  13631.74
           10/31/98     12769.1                                  13631.46
           11/30/98     12816.1                                  13679.21
           12/31/98     12837.7                                  13713.69
            1/31/99     12973.7                                  13876.74
            2/28/99     12886.3                                  13816.27
            3/31/99     12869.6                                   13835.2
            4/30/99     12903.9                                  13869.67
            5/31/99     12769.8                                  13789.42
            6/30/99     12539.6                                  13591.05
            7/31/99     12538.4                                   13640.5
            8/31/99     12334.5                                  13531.14
            9/30/99     12287.4                                  13536.79
           10/31/99     12020.7                                  13390.13
           11/30/99     12148.3                                  13532.55
           12/31/99     12007.3                                  13431.67
            1/31/00     11907.1                                  13373.18
            2/29/00     12137.9                                   13528.6
            3/31/00     12512.6                                  13824.18
            4/30/00     12397.5                                  13742.51
            5/31/00     12251.4                                  13671.02
            6/30/00     12668.9                                  14033.29
            7/31/00     12886.3                                  14228.55
            8/31/00     13099.9                                  14447.84
            9/30/00     12931.4                                  14372.67
           10/31/00     13125.6                                   14529.5
           11/30/00     13246.2                                  14639.43
           12/31/00     13781.1                                  15001.13
            1/31/01     13794.9                                  15149.77
            2/28/01       13843                                  15197.81
            3/31/01       14011                                  15334.01
            4/30/01     13703.4                                  15167.85
            5/31/01     13923.1                                  15331.19
            6/30/01     14059.3                                  15433.76
            7/31/01     14346.4                                  15662.37
            8/31/01     14632.8                                  15920.37
            9/30/01     14435.6                                  15866.96
           10/31/01     14592.7                                  16047.53
           11/30/01     14452.4                                  15920.65
           12/31/01     14263.9                                  15770.04
            1/31/02     14527.2                                  16043.57
            2/28/02     14757.1                                  16236.86
            3/31/02     14469.6                                  15918.67
            4/30/02     14726.5                                   16229.8
            5/31/02     14816.1                                  16328.42
            6/30/02     14923.4                                  16501.07
            7/31/02     15100.6                                  16713.29
            8/31/02     15296.6                                  16914.21
            9/30/02     15691.6                                  17284.67
           10/31/02     15254.5                                  16998.13
           11/30/02     15162.2                                  16927.49
           12/31/02       15502                                  17284.67
            1/31/03     15367.9                                  17240.87
            2/28/03     15640.3                                  17481.91
            3/31/03     15660.4                                  17492.37
            4/30/03     15846.5                                  17607.95
            5/31/03     16200.4                                  18020.23
            6/30/03     16072.1                                  17943.65
            7/31/03     15462.7                                  17315.76
            8/31/03     15647.7                                   17444.9
            9/30/03     16175.2                                  17957.78

Federal income tax information on distributions. For federal income tax purposes, 99.98% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2003, was designated as an exempt-interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)                     CLASS A     CLASS B       CLASS C
------------------------------------------------------------------------
Average Annual Total Returns
  (at net asset value)

One Year                             3.54%       3.08%         N.A.
Five Years                           5.45        4.72          N.A.
Ten Years                            N.A.        4.93          N.A.
Life of Fund+                        6.70        6.75          0.50%

SEC Average Annual Total Returns
  (including sales charge or
  applicable CDSC)

One Year                            -1.36%      -1.86%         N.A.
Five Years                           4.43        4.38          N.A.
Ten Years                            N.A.        4.93          N.A.
Life of Fund+                        6.16        6.75          0.50%

+ Inception date: Class A: 4/15/94; Class B: 8/30/90; Class C: 9/30/03

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 40.01% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects a 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

   * Source: Thomson Financial. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged national municipal market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 4/15/94 at net asset value would have grown to $18,477 on 9/30/03; $17,598, including the 4.75% maximum sales charge. An investment in Class C shares on 9/30/03 at net asset value would have grown to $10,050 on 9/30/03. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE OHIO MUNICIPALS FUND as of September 30, 2003
INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

Management Update

- Ohio's economy enjoyed increased activity in 2003. Manufacturing saw rising production levels, although the key steel and auto segments were disappointing. Homebuilding remained strong and commercial construction showed sporadic signs of a renewal. The state's September 2003 jobless rate was 6.1%, up from 5.8% a year ago.

- Insured* general obligations (GOs) represented one of the Portfolio's largest sector weightings at September 30, 2003. With investments focused primarily on local school district bonds, these issues represented higher quality issuers and reliable revenues in an uncertain climate.

- Hospital bonds were a significant sector weighting for the Portfolio. This sector is non-cyclical; revenues are not dependent on the overall level of economic activity, which gives hospital bonds defensive characteristics in an uncertain economy. We focused on a diversified range of facilities with an emphasis on institutions that we feel are competitive, have sound financial underpinning and are market leaders or specialty care providers in their communities.

[CHART]

Rating Distribution+

AAA            48.6%
AA             13.4%
A              15.3%
BBB             6.5%
BB              1.3%
Non-Rated      14.9%

+May not represent the Portfolio's current or future investments.

The Fund

- During the year ended September 30, 2003, the Fund's Class A and Class B shares had total returns of 4.73% and 4.01%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.23 on September 30, 2003, from $9.29 on September 30, 2002, and the reinvestment of $0.482 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.43 from $10.49 during the same period, and the reinvestment of $0.467 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 2003, the distribution rates were 5.22% for Class A and 4.49% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.68% and 7.47%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30, 2003, were 4.90% and 4.41%, respectively. (5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.15% and 7.34%, respectively.(4)

[CHART]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Ohio Municipals Fund, Class B vs. the Lehman Brothers Municipal Bond Index**

  September 30, 1993 - September 30, 2003

                       EATON VANCE OHIO MUNI FUND- CLASS B
                                    4/18/91

                         FUND           FUND         LEHMAN BROTHER
                       VALUE AT      VALUE WITH      MUNICIPAL BOND
           DATE           NAV       SALES CHARGE          INDEX
-------------------------------------------------------------------------
            9/30/93       10000          N/A                        10000
           10/31/93     10007.5                                  10019.22
           11/30/93     9883.33                                   9930.77
           12/31/93     10119.2                                  10140.44
            1/31/94     10230.5                                   10256.3
            2/28/94     9927.34                                   9990.67
            3/31/94     9383.42                                   9583.76
            4/30/94     9427.74                                   9665.14
            5/31/94     9527.96                                   9748.78
            6/30/94     9440.72                                   9689.16
            7/31/94     9632.69                                    9866.9
            8/31/94     9650.14                                    9901.1
            9/30/94     9460.98                                   9755.85
           10/31/94     9196.58                                   9582.63
           11/30/94     8937.38                                   9409.12
           12/31/94     9213.76                                   9616.25
            1/31/95     9561.03                                   9891.21
            2/28/95     9887.83                                  10178.87
            3/31/95     9963.12                                  10295.86
            4/30/95     9957.82                                  10308.01
            5/31/95     10266.5                                  10636.94
            6/30/95     10122.6                                  10543.97
            7/31/95     10184.5                                  10643.72
            8/31/95     10312.5                                   10778.8
            9/30/95     10382.3                                   10846.9
           10/31/95     10561.3                                  11004.58
           11/30/95     10749.9                                  11187.41
           12/31/95     10859.7                                  11294.79
            1/31/96     10901.2                                  11380.13
            2/29/96     10781.2                                  11303.27
            3/31/96     10649.2                                  11158.87
            4/30/96     10640.3                                  11127.22
            5/31/96     10639.7                                  11122.98
            6/30/96     10745.9                                  11244.21
            7/31/96       10866                                  11345.94
            8/31/96     10804.9                                  11343.39
            9/30/96     10951.7                                  11501.92
           10/31/96     11053.7                                  11631.91
           11/30/96     11221.2                                  11844.98
           12/31/96     11170.3                                  11794.96
            1/31/97     11180.7                                  11817.28
            2/28/97     11280.3                                  11925.79
            3/31/97     11159.7                                   11766.7
            4/30/97       11243                                  11865.32
            5/31/97     11402.1                                  12043.91
            6/30/97     11489.8                                  12172.21
            7/31/97     11799.4                                  12509.33
            8/31/97     11715.7                                  12392.05
            9/30/97     11825.8                                     12539
           10/31/97     11913.4                                  12619.81
           11/30/97     11983.8                                  12694.13
           12/31/97     12134.4                                  12879.22
            1/31/98     12234.8                                  13012.04
            2/28/98     12239.8                                  13015.99
            3/31/98     12269.1                                  13027.58
            4/30/98     12225.4                                   12968.8
            5/31/98     12370.7                                  13173.96
            6/30/98     12406.2                                  13225.95
            7/31/98     12418.2                                  13259.01
            8/31/98     12569.7                                  13463.89
            9/30/98       12682                                  13631.74
           10/31/98     12648.7                                  13631.46
           11/30/98     12709.5                                  13679.21
           12/31/98     12723.5                                  13713.69
            1/31/99     12829.8                                  13876.74
            2/28/99     12775.7                                  13816.27
            3/31/99       12795                                   13835.2
            4/30/99     12832.2                                  13869.67
            5/31/99     12754.2                                  13789.42
            6/30/99     12565.4                                  13591.05
            7/31/99     12565.9                                   13640.5
            8/31/99     12357.2                                  13531.14
            9/30/99     12274.6                                  13536.79
           10/31/99     12072.4                                  13390.13
           11/30/99     12110.6                                  13532.55
           12/31/99     11931.4                                  13431.67
            1/31/00       11746                                  13373.18
            2/29/00     11938.8                                   13528.6
            3/31/00     12207.4                                  13824.18
            4/30/00     12115.7                                  13742.51
            5/31/00     11991.5                                  13671.02
            6/30/00     12328.3                                  14033.29
            7/31/00     12544.4                                  14228.55
            8/31/00     12743.7                                  14447.84
            9/30/00     12646.9                                  14372.67
           10/31/00     12650.3                                   14529.5
           11/30/00       12690                                  14639.43
           12/31/00     13097.3                                  15001.13
            1/31/01     13127.5                                  15149.77
            2/28/01       13219                                  15197.81
            3/31/01     13332.7                                  15334.01
            4/30/01     13015.8                                  15167.85
            5/31/01       13197                                  15331.19
            6/30/01     13343.4                                  15433.76
            7/31/01     13595.4                                  15662.37
            8/31/01       13807                                  15920.37
            9/30/01       13616                                  15866.96
           10/31/01     13766.5                                  16047.53
           11/30/01     13658.7                                  15920.65
           12/31/01     13486.8                                  15770.04
            1/31/02     13628.3                                  16043.57
            2/28/02     13841.4                                  16236.86
            3/31/02     13619.8                                  15918.67
            4/30/02     13834.1                                   16229.8
            5/31/02     13900.2                                  16328.42
            6/30/02     13984.8                                  16501.07
            7/31/02     14115.5                                  16713.29
            8/31/02     14183.6                                  16914.21
            9/30/02     14473.9                                  17284.67
           10/31/02     14138.1                                  16998.13
           11/30/02     14123.7                                  16927.49
           12/31/02     14401.8                                  17284.67
            1/31/03     14371.6                                  17240.87
            2/28/03     14545.1                                  17481.91
            3/31/03     14551.5                                  17492.37
            4/30/03     14717.5                                  17607.95
            5/31/03     14970.2                                  18020.23
            6/30/03     14913.9                                  17943.65
            7/31/03     14480.2                                  17315.76
            8/31/03     14637.7                                   17444.9
            9/30/03     15054.9                                  17957.78

* Private insurance does not remove the interest rate risks associated with these investments.

Federal income tax information on distributions. For federal income tax purposes, 100% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2003, was designated as an exempt-interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)                                                   CLASS A     CLASS B
-------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                           4.73%      4.01%
Five Years                                                         4.30       3.49
Ten Years                                                          N.A.       4.18
Life of Fund+                                                      4.74       5.63

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                          -0.21%     -0.96%
Five Years                                                         3.28       3.16
Ten Years                                                          N.A.       4.18
Life of Fund+                                                      4.22       5.63

+Inception date: Class A: 12/7/93; Class B: 4/18/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 39.88% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

   **Source: Thomson Financial. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged national municipal market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/7/93 at net asset value would have grown to $15,760 on 9/30/03; $15,010, including the 4.75% maximum sales charge. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE RHODE ISLAND MUNICIPALS FUND as of September 30, 2003
INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

Management Update

- Rhode Island's unemployment rate stayed below the national average for the 26th consecutive month in September 2003. While a lower rate appears to be good news, the number of new jobs at Rhode Island businesses actually dropped for the second straight month.

- With the number of new bond issues in Rhode Island increasing during the period, management was able to lighten the Portfolio's holdings in Puerto Rico bonds and swap into Rhode Island-exempt paper. The Portfolio's holdings included a Warwick, R.I., insured* general obligation bond and a Rhode Island Health and Educational Building Corp. bond for Brown University. Management also sold some tobacco-backed bonds, as yield spreads had tightened during the period.

- Management attempted to maintain a well-diversified Portfolio, while continuing to improve call protection. Ample call protection can provide a hedge against untimely calls from bond issuers and improve the Portfolio's performance characteristics.

[CHART]

Rating Distribution+

AAA            76.1%
AA              4.8%
A               5.8%
BBB             4.6%
BB              2.8%
Non-Rated       5.9%

  +May not represent the Portfolio's current or future investments.

The Fund

- During the year ended September 30, 2003, the Fund's Class A and Class B shares had total returns of 2.29% and 1.48%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.76 on September 30, 2003, from $10.01 on September 30, 2002, and the reinvestment of $0.469 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.99 from $10.25 during the same period, and the reinvestment of $0.406 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 2003, the distribution rates were 4.81% for Class A and 4.07% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.11% and 6.86%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30, 2003, were 4.32% and 3.77%, respectively.(5) The SEC 30-day yields of Class A and
   Class B are equivalent to taxable yields of 7.28% and 6.36%, respectively.(4)

[CHART]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Rhode Island Municipals Fund, Class B vs. the Lehman Brothers Municipal Bond Index**

  September 30, 1993 - September 30, 2003

                   EATON VANCE RHODE ISLAND MUNI FUND- CLASS B
                                    6/11/93

                         FUND           FUND         LEHMAN BROTHER
                       VALUE AT      VALUE WITH      MUNICIPAL BOND
           DATE           NAV       SALES CHARGE         INDEX
-------------------------------------------------------------------------
            9/30/93       10000          N/A                        10000
           10/31/93     9954.86                                  10019.22
           11/30/93     9814.65                                   9930.77
           12/31/93     10128.4                                  10140.44
            1/31/94     10264.4                                   10256.3
            2/28/94      9850.9                                   9990.67
            3/31/94     9225.69                                   9583.76
            4/30/94     9290.49                                   9665.14
            5/31/94      9406.2                                   9748.78
            6/30/94     9317.87                                   9689.16
            7/31/94     9513.66                                    9866.9
            8/31/94     9529.23                                    9901.1
            9/30/94     9309.33                                   9755.85
           10/31/94     9048.32                                   9582.63
           11/30/94     8803.65                                   9409.12
           12/31/94     9091.82                                   9616.25
            1/31/95     9457.14                                   9891.21
            2/28/95     9758.47                                  10178.87
            3/31/95     9858.99                                  10295.86
            4/30/95     9829.02                                  10308.01
            5/31/95     10057.3                                  10636.94
            6/30/95     9844.25                                  10543.97
            7/31/95     9930.11                                  10643.72
            8/31/95       10067                                   10778.8
            9/30/95     10141.2                                   10846.9
           10/31/95     10334.5                                  11004.58
           11/30/95     10516.9                                  11187.41
           12/31/95     10634.7                                  11294.79
            1/31/96     10699.9                                  11380.13
            2/29/96     10566.5                                  11303.27
            3/31/96     10409.2                                  11158.87
            4/30/96     10408.4                                  11127.22
            5/31/96     10427.9                                  11122.98
            6/30/96     10528.6                                  11244.21
            7/31/96     10622.7                                  11345.94
            8/31/96     10596.8                                  11343.39
            9/30/96     10764.4                                  11501.92
           10/31/96     10849.5                                  11631.91
           11/30/96     11040.2                                  11844.98
           12/31/96     10991.9                                  11794.96
            1/31/97     10953.3                                  11817.28
            2/28/97     11056.1                                  11925.79
            3/31/97     10930.7                                   11766.7
            4/30/97     11039.8                                  11865.32
            5/31/97     11208.5                                  12043.91
            6/30/97     11321.8                                  12172.21
            7/31/97     11654.8                                  12509.33
            8/31/97     11532.9                                  12392.05
            9/30/97     11646.6                                     12539
           10/31/97     11700.2                                  12619.81
           11/30/97     11781.9                                  12694.13
           12/31/97     11952.2                                  12879.22
            1/31/98     12055.1                                  13012.04
            2/28/98     12065.2                                  13015.99
            3/31/98     12079.1                                  13027.58
            4/30/98       11964                                   12968.8
            5/31/98     12164.5                                  13173.96
            6/30/98       12184                                  13225.95
            7/31/98     12202.4                                  13259.01
            8/31/98     12409.7                                  13463.89
            9/30/98     12562.7                                  13631.74
           10/31/98     12493.1                                  13631.46
           11/30/98     12550.4                                  13679.21
           12/31/98     12541.1                                  13713.69
            1/31/99     12659.9                                  13876.74
            2/28/99     12566.7                                  13816.27
            3/31/99     12578.8                                   13835.2
            4/30/99     12609.1                                  13869.67
            5/31/99     12489.2                                  13789.42
            6/30/99     12288.5                                  13591.05
            7/31/99     12266.5                                   13640.5
            8/31/99     12030.7                                  13531.14
            9/30/99     11944.6                                  13536.79
           10/31/99     11729.7                                  13390.13
           11/30/99       11838                                  13532.55
           12/31/99     11672.9                                  13431.67
            1/31/00       11526                                  13373.18
            2/29/00     11762.6                                   13528.6
            3/31/00     12106.7                                  13824.18
            4/30/00     11982.7                                  13742.51
            5/31/00     11904.9                                  13671.02
            6/30/00     12268.4                                  14033.29
            7/31/00     12488.4                                  14228.55
            8/31/00     12691.5                                  14447.84
            9/30/00     12562.5                                  14372.67
           10/31/00     12729.7                                   14529.5
           11/30/00     12855.6                                  14639.43
           12/31/00     13320.5                                  15001.13
            1/31/01     13340.6                                  15149.77
            2/28/01     13413.1                                  15197.81
            3/31/01     13509.9                                  15334.01
            4/30/01     13256.3                                  15167.85
            5/31/01     13411.3                                  15331.19
            6/30/01     13528.1                                  15433.76
            7/31/01     13798.6                                  15662.37
            8/31/01     14054.5                                  15920.37
            9/30/01     13939.4                                  15866.96
           10/31/01     14093.9                                  16047.53
           11/30/01       13945                                  15920.65
           12/31/01     13755.9                                  15770.04
            1/31/02     13957.1                                  16043.57
            2/28/02     14162.9                                  16236.86
            3/31/02     13807.9                                  15918.67
            4/30/02     14072.1                                   16229.8
            5/31/02     14135.1                                  16328.42
            6/30/02     14260.1                                  16501.07
            7/31/02     14449.8                                  16713.29
            8/31/02     14616.1                                  16914.21
            9/30/02     14974.1                                  17284.67
           10/31/02       14641                                  16998.13
           11/30/02     14559.4                                  16927.49
           12/31/02     14860.8                                  17284.67
            1/31/03     14747.8                                  17240.87
            2/28/03     14952.4                                  17481.91
            3/31/03     14922.7                                  17492.37
            4/30/03     15075.7                                  17607.95
            5/31/03     15305.1                                  18020.23
            6/30/03     15192.6                                  17943.65
            7/31/03     14743.1                                  17315.76
            8/31/03       14871                                   17444.9
            9/30/03     15196.5                                  17957.78

* Private insurance does not remove the interest rate risks associated with these investments.

Federal income tax information on distributions. For federal income tax purposes, 99.95% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2003, was designated as an exempt-interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)                                            CLASS A           CLASS B
-------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                    2.29%             1.48%
Five Years                                                  4.67              3.88
Ten Years                                                   N.A.              4.27
Life of Fund+                                               4.81              4.59

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                   -2.58%            -3.39%
Five Years                                                  3.65              3.54
Ten Years                                                   N.A.              4.27
Life of Fund+                                               4.29              4.59

+ Inception date: Class A: 12/7/93; Class B: 6/11/93

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 40.69% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

** Source: Thomson Financial. Investment operations commenced on 6/11/93. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged national municipal market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/7/93 at net asset value would have grown to $15,875 on 9/30/03; $15,119 including the 4.75% maximum sales charge. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE WEST VIRGINIA MUNICIPALS FUND as of September 30, 2003 INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

Management Update

- The jobs outlook in West Virginia improved modestly this year, with the state's seasonally adjusted jobless rate at 5.8% in September 2003, versus the national average of 6.1% for the period. This marked the first time since June of this year that West Virginia outpaced the national rate. Other than seasonal back-to-school jobs, the service-providing sector led the gain in new jobs.

- In a period of unusually high issuance for West Virginia, management was able to add new holdings to the Portfolio, including bonds issued by West Virginia Water Development, the Charleston Area Medical Center, and Fairmont State College. As a result, we were able to sell some corporate credits that we felt were overvalued because spreads were too tight. We also eliminated a position in a BBB-rated hospital bond that we felt was declining in credit quality.

- Insured* general obligation bonds were among the Portfolio's largest sector weightings at September 30, 2003. These issues are attractive to investors because they typically represent a dependable revenue stream, as well as an added element of quality.

[CHART]

Rating Distribution+

AAA            77.8%
AA              0.9%
A              12.6%
BBB             7.2%
Non-Rated       1.5%

  +May not represent the Portfolio's current or future investments.

The Fund

- During the year ended September 30, 2003, the Fund's Class A and Class B shares had total returns of 2.23% and 1.41%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.88 on September 30, 2003, from $10.13 on September 30, 2002, and the reinvestment of $0.465 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.08 from $10.34 during the same period, and the reinvestment of $0.400 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 2003, the distribution rates were 4.71% for Class A and 3.98% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.75% and 6.55%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30, 2003, were 3.40% and 2.83%, respectively. (5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.59% and 4.66%, respectively.(4)

[CHART]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance West Virginia Municipals Fund, Class B vs. the Lehman Brothers Municipal Bond Index**

  September 30, 1993 - September 30, 2003

                       EATON VANCE WEST VIRGINIA- CLASS B
                                    6/11/93

                         FUND           FUND         LEHMAN BROTHER
                       VALUE AT      VALUE WITH      MUNICIPAL BOND
          DATE            NAV       SALES CHARGE         INDEX
-------------------------------------------------------------------------
            9/30/93       10000        N/A                          10000
           10/31/93     9974.42                                  10019.22
           11/30/93     9842.05                                   9930.77
           12/31/93     10131.3                                  10140.44
            1/31/94     10257.3                                   10256.3
            2/28/94     9948.26                                   9990.67
            3/31/94     9365.85                                   9583.76
            4/30/94     9399.71                                   9665.14
            5/31/94     9505.12                                   9748.78
            6/30/94     9384.26                                   9689.16
            7/31/94     9601.03                                    9866.9
            8/31/94     9615.43                                    9901.1
            9/30/94     9433.53                                   9755.85
           10/31/94     9199.92                                   9582.63
           11/30/94     8920.72                                   9409.12
           12/31/94     9189.12                                   9616.25
            1/31/95     9513.96                                   9891.21
            2/28/95     9869.16                                  10178.87
            3/31/95     9958.59                                  10295.86
            4/30/95     9958.64                                  10308.01
            5/31/95     10251.4                                  10636.94
            6/30/95     10067.3                                  10543.97
            7/31/95     10130.8                                  10643.72
            8/31/95     10267.2                                   10778.8
            9/30/95     10319.2                                   10846.9
           10/31/95     10523.7                                  11004.58
           11/30/95     10728.2                                  11187.41
           12/31/95     10878.8                                  11294.79
            1/31/96     10921.4                                  11380.13
            2/29/96     10797.2                                  11303.27
            3/31/96     10615.8                                  11158.87
            4/30/96     10580.5                                  11127.22
            5/31/96       10588                                  11122.98
            6/30/96     10675.9                                  11244.21
            7/31/96     10780.1                                  11345.94
            8/31/96     10763.3                                  11343.39
            9/30/96     10941.1                                  11501.92
           10/31/96       11036                                  11631.91
           11/30/96     11225.5                                  11844.98
           12/31/96       11175                                  11794.96
            1/31/97     11168.9                                  11817.28
            2/28/97     11271.4                                  11925.79
            3/31/97     11121.9                                   11766.7
            4/30/97     11230.8                                  11865.32
            5/31/97     11387.9                                  12043.91
            6/30/97     11489.3                                  12172.21
            7/31/97       11811                                  12509.33
            8/31/97     11711.2                                  12392.05
            9/30/97       11836                                     12539
           10/31/97     11888.8                                  12619.81
           11/30/97     11993.4                                  12694.13
           12/31/97     12187.2                                  12879.22
            1/31/98     12301.2                                  13012.04
            2/28/98     12310.1                                  13015.99
            3/31/98     12310.9                                  13027.58
            4/30/98     12206.6                                   12968.8
            5/31/98     12406.4                                  13173.96
            6/30/98     12424.9                                  13225.95
            7/31/98     12442.3                                  13259.01
            8/31/98     12636.3                                  13463.89
            9/30/98     12763.6                                  13631.74
           10/31/98     12706.3                                  13631.46
           11/30/98     12738.8                                  13679.21
           12/31/98     12754.4                                  13713.69
            1/31/99     12873.1                                  13876.74
            2/28/99     12805.4                                  13816.27
            3/31/99     12793.2                                   13835.2
            4/30/99     12837.1                                  13869.67
            5/31/99     12718.1                                  13789.42
            6/30/99       12480                                  13591.05
            7/31/99     12471.7                                   13640.5
            8/31/99     12249.4                                  13531.14
            9/30/99     12202.8                                  13536.79
           10/31/99     12001.4                                  13390.13
           11/30/99     12097.8                                  13532.55
           12/31/99     11946.5                                  13431.67
            1/31/00     11813.5                                  13373.18
            2/29/00     12025.1                                   13528.6
            3/31/00     12330.9                                  13824.18
            4/30/00     12234.4                                  13742.51
            5/31/00     12117.6                                  13671.02
            6/30/00     12442.7                                  14033.29
            7/31/00     12677.3                                  14228.55
            8/31/00     12881.5                                  14447.84
            9/30/00     12766.8                                  14372.67
           10/31/00     12921.8                                   14529.5
           11/30/00     13035.2                                  14639.43
           12/31/00     13461.1                                  15001.13
            1/31/01       13496                                  15149.77
            2/28/01     13555.8                                  15197.81
            3/31/01     13653.8                                  15334.01
            4/30/01     13427.1                                  15167.85
            5/31/01     13526.2                                  15331.19
            6/30/01     13642.6                                  15433.76
            7/31/01     13829.2                                  15662.37
            8/31/01     14070.7                                  15920.37
            9/30/01     13968.8                                  15866.96
           10/31/01     14136.9                                  16047.53
           11/30/01     13987.2                                  15920.65
           12/31/01     13825.3                                  15770.04
            1/31/02       14026                                  16043.57
            2/28/02       14217                                  16236.86
            3/31/02     13889.6                                  15918.67
            4/30/02       14139                                   16229.8
            5/31/02       14230                                  16328.42
            6/30/02     14383.2                                  16501.07
            7/31/02     14543.4                                  16713.29
            8/31/02     14738.1                                  16914.21
            9/30/02     15110.1                                  17284.67
           10/31/02       14703                                  16998.13
           11/30/02     14591.3                                  16927.49
           12/31/02     14950.9                                  17284.67
            1/31/03     14837.2                                  17240.87
            2/28/03     15115.2                                  17481.91
            3/31/03     15084.8                                  17492.37
            4/30/03     15222.2                                  17607.95
            5/31/03     15570.6                                  18020.23
            6/30/03     15397.2                                  17943.65
            7/31/03     14796.3                                  17315.76
            8/31/03     14862.8                                   17444.9
            9/30/03     15324.1                                  17957.78

* Private insurance does not remove the interest rate risks associated with these investments.

Federal income tax information on distributions. For federal income tax purposes, 99.22% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2003, was designated as an exempt-interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)                                           CLASS A            CLASS B
-------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                   2.23%             1.41%
Five Years                                                 4.52              3.72
Ten Years                                                  N.A.              4.36
Life of Fund+                                              4.98              4.57

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                  -2.67%            -3.46%
Five Years                                                 3.51              3.38
Ten Years                                                  N.A.              4.36
Life of Fund+                                              4.46              4.57

+ Inception date: Class A: 12/13/93; Class B: 6/11/93

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV).(4)Taxable-equivalent rates assume maximum 39.23% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.(5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

** Source: Thomson Financial. Investment operations commenced on 6/11/93. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged national municipal market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/13/93 at net asset value would have grown to $16,099 on 9/30/03; $15,333 including the 4.75% maximum sales charge. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE MUNICIPALS FUNDS as of September 30, 2003
FINANCIAL STATEMENTS
Statements of Assets and Liabilities

As of September 30, 2003

                                                        CALIFORNIA FUND     FLORIDA FUND   MASSACHUSETTS FUND   MISSISSIPPI FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                       $  218,457,296    $  245,795,305    $  196,298,815      $   16,594,323
   Unrealized appreciation                                   27,619,854        17,673,352        13,855,451           1,175,004
--------------------------------------------------------------------------------------------------------------------------------
Total investment in Portfolio, at value                  $  246,077,150    $  263,468,657    $  210,154,266      $   17,769,327
--------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                               1,758,851           181,704           165,956              16,306
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                             $  247,836,001    $  263,650,361    $  210,320,222      $   17,785,633
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                         $      370,436    $      219,203    $      440,248      $           --
Dividends payable                                               492,553           481,679           412,575              30,074
Payable to affiliate for distribution fees                       40,617                --                --                  --
Accrued expenses                                                 34,023            39,973            30,475              10,547
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        $      937,629    $      740,855    $      883,298      $       40,621
--------------------------------------------------------------------------------------------------------------------------------
Net Assets                                               $  246,898,372    $  262,909,506    $  209,436,924      $   17,745,012
--------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                          $  237,307,560    $  247,630,694    $  204,088,756      $   17,910,039
Accumulated net realized loss from Portfolio
  (computed on the basis of identified cost)                (18,276,629)       (3,711,339)       (8,605,340)         (1,336,237)
Accumulated undistributed (distributions in
  excess of) net investment income                              247,587         1,316,799            98,057              (3,794)
Net unrealized appreciation from Portfolio
  (computed on the basis of identified cost)                 27,619,854        17,673,352        13,855,451           1,175,004
--------------------------------------------------------------------------------------------------------------------------------
Total                                                    $  246,898,372    $  262,909,506    $  209,436,924      $   17,745,012
--------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

Net Assets                                               $   34,753,115    $   25,995,778    $   41,413,218      $    2,727,478
Shares Outstanding                                            3,182,216         2,433,644         4,277,714             277,158
Net Asset Value and Redemption Price Per Share
  (net assets DIVIDED BY shares of beneficial
  interest outstanding)                                  $        10.92    $        10.68    $         9.68      $         9.84
Maximum Offering Price Per Share
  (100 DIVIDED BY 95.25 of net asset value per share)    $        11.46    $        11.21    $        10.16      $        10.33
--------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Net Assets                                               $  212,145,257    $  236,913,728    $  160,416,092      $   15,017,534
Shares Outstanding                                           20,988,195        21,628,580        14,861,553           1,492,250
Net Asset Value, Offering Price and Redemption
  Price Per Share (net assets DIVIDED BY shares of
  beneficial interest outstanding)                       $        10.11    $        10.95    $        10.79      $        10.06
--------------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Net Assets                                               $           --    $           --    $    7,607,614      $           --
Shares Outstanding                                                   --                --           760,843                  --
Net Asset Value, Offering Price and Redemption Price
  Per Share (net assets DIVIDED BY shares of beneficial
  interest outstanding)                                  $           --    $           --    $        10.00      $           --
--------------------------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       See notes to financial statements.

                                                          NEW YORK FUND       OHIO FUND    RHODE ISLAND FUND   WEST VIRGINIA FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                       $  312,340,992    $  163,507,613    $   52,152,794      $   25,817,905
   Unrealized appreciation                                   38,551,405         9,688,299         2,555,967           1,418,866
---------------------------------------------------------------------------------------------------------------------------------
Total investment in Portfolio, at value                  $  350,892,397    $  173,195,912    $   54,708,761      $   27,236,771
---------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                 138,304           324,534            53,481                 400
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                             $  351,030,701    $  173,520,446    $   54,762,242      $   27,237,171
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                         $      443,039    $      473,185    $       20,408      $       25,060
Dividends payable                                               653,439           326,621            96,225              42,569
Payable to affiliate for distribution fees                       93,007                --                --                  --
Accrued expenses                                                 49,628            31,611            14,035              13,425
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        $    1,239,113    $      831,417    $      130,668      $       81,054
---------------------------------------------------------------------------------------------------------------------------------
Net Assets                                               $  349,791,588    $  172,689,029    $   54,631,574      $   27,156,117
---------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                          $  308,750,413    $  169,761,708    $   53,935,855      $   26,922,862
Accumulated net realized gain (loss) from Portfolio
  (computed on the basis of identified cost)                  1,331,899        (7,237,484)       (1,897,942)         (1,143,042)
Accumulated undistributed (distributions in excess of)
  net investment income                                       1,157,871           476,506            37,694             (42,569)
Net unrealized appreciation from Portfolio (computed
  on the basis of identified cost)                           38,551,405         9,688,299         2,555,967           1,418,866
---------------------------------------------------------------------------------------------------------------------------------
Total                                                    $  349,791,588    $  172,689,029    $   54,631,574      $   27,156,117
---------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

Net Assets                                               $   42,480,794    $   15,612,135    $   11,701,093      $    3,522,242
Shares Outstanding                                            3,890,873         1,691,160         1,198,823             356,486
Net Asset Value and Redemption Price Per Share
  (net assets DIVIDED BY shares of beneficial
  interest outstanding)                                  $        10.92    $         9.23    $         9.76      $         9.88
Maximum Offering Price Per Share
  (100 DIVIDED BY 95.25 of net asset value per share)    $        11.46    $         9.69    $        10.25      $        10.37
---------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Net Assets                                               $  307,299,398    $  157,076,894    $   42,930,481      $   23,633,875
Shares Outstanding                                           26,042,276        15,062,409         4,297,867           2,345,011
Net Asset Value, Offering Price and Redemption Price
  Per Share (net assets DIVIDED BY shares of beneficial
  interest outstanding)                                  $        11.80    $        10.43    $         9.99      $        10.08
---------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Net Assets                                               $       11,396    $           --    $           --      $           --
Shares Outstanding                                                1,134                --                --                  --
Net Asset Value, Offering Price and Redemption Price
  Per Share (net assets DIVIDED BY shares of beneficial
  interest outstanding)                                  $        10.05    $           --    $           --      $           --
---------------------------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       See notes to financial statements.

Statements of Operations

For the Year Ended September 30, 2003

                                                        CALIFORNIA FUND     FLORIDA FUND   MASSACHUSETTS FUND   MISSISSIPPI FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                        $   14,646,010    $   15,908,762    $   12,558,619      $      964,680
Expenses allocated from Portfolio                            (1,376,919)       (1,396,498)       (1,097,522)            (64,956)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income from Portfolio                     $   13,269,091    $   14,512,264    $   11,461,097      $      899,724
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees fees and expenses                               $        3,637    $        3,460    $        3,638      $          182
Distribution and service fees
   Class A                                                       71,148            46,708            81,082               4,706
   Class B                                                    1,004,193         2,329,885         1,559,615             140,903
Legal and accounting services                                    16,951            15,589            21,037              14,693
Printing and postage                                             24,606            34,759            21,525               2,792
Custodian fee                                                    25,418            27,877            23,520               7,635
Transfer and dividend disbursing agent fees                     106,874            79,334            95,146              10,125
Registration fees                                                   467             5,957             3,017                 117
Miscellaneous                                                     3,377             4,352             4,387               1,658
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                           $    1,256,671    $    2,547,921    $    1,812,967      $      182,811
--------------------------------------------------------------------------------------------------------------------------------

Net Investment Income                                    $   12,012,420    $   11,964,343    $    9,648,130      $      716,913
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)       $    4,515,236    $      559,887    $    1,107,740      $      (13,495)
   Financial futures contracts                                  469,488           226,521            23,463              (3,911)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                 $    4,984,724    $      786,408    $    1,131,203      $      (17,406)
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                   $  (11,112,867)   $   (5,549,488)   $   (4,316,317)     $     (208,371)
   Financial futures contracts                               (1,978,925)       (1,894,467)         (922,583)            (45,499)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)     $  (13,091,792)   $   (7,443,955)   $   (5,238,900)     $     (253,870)
--------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized loss                         $   (8,107,068)   $   (6,657,547)   $   (4,107,697)     $     (271,276)
--------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations               $    3,905,352    $    5,306,796    $    5,540,433      $      445,637
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                          NEW YORK FUND       OHIO FUND    RHODE ISLAND FUND   WEST VIRGINIA FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                        $   20,057,836    $   11,067,503    $    3,066,329      $    1,475,834
Expenses allocated from Portfolio                            (1,779,812)         (902,111)         (233,018)           (100,467)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income from Portfolio                     $   18,278,024    $   10,165,392    $    2,833,311      $    1,375,367
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees fees and expenses                               $        3,637    $        3,277    $        1,819      $          169
Distribution and service fees
   Class A                                                       70,989            30,376            22,502               7,112
   Class B                                                    1,978,507         1,529,777           416,726             223,502
Legal and accounting services                                    18,025            15,918            16,985              13,040
Printing and postage                                             40,203            24,210             6,340               1,988
Custodian fee                                                    28,824            20,771             9,728               7,685
Transfer and dividend disbursing agent fees                     178,278            90,411            22,556              14,400
Registration fees                                                 2,287               897             1,142                  --
Miscellaneous                                                     5,060             2,673             2,247               1,186
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                           $    2,325,810    $    1,718,310    $      500,045      $      269,082
---------------------------------------------------------------------------------------------------------------------------------

Net investment income                                    $   15,952,214    $    8,447,082    $    2,333,266      $    1,106,285
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)       $    2,621,890    $   (1,377,795)   $     (126,243)     $      146,173
   Financial futures contracts                                  618,892           431,195           284,413             118,843
   Interest rate swap contracts                                (683,455)               --          (113,909)                 --
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                 $    2,557,327    $     (946,600)   $       44,261      $      265,016
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                   $   (8,771,138)   $   (1,113,860)   $   (1,206,335)     $     (804,681)
   Financial futures contracts                                  144,855           497,077          (390,827)           (139,152)
   Interest rate swap contracts                                 744,800                --           124,036                  --
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)     $   (7,881,483)   $     (616,783)   $   (1,473,126)     $     (943,833)
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized loss                         $   (5,324,156)   $   (1,563,383)   $   (1,428,865)     $     (678,817)
---------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations               $   10,628,058    $    6,883,699    $      904,401      $      427,468
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets

For the Year Ended September 30, 2003

INCREASE (DECREASE) IN NET ASSETS                       CALIFORNIA FUND     FLORIDA FUND   MASSACHUSETTS FUND   MISSISSIPPI FUND
--------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                 $   12,012,420    $   11,964,343    $    9,648,130      $      716,913
   Net realized gain (loss)                                   4,984,724           786,408         1,131,203             (17,406)
   Net change in unrealized appreciation (depreciation)     (13,091,792)       (7,443,955)       (5,238,900)           (253,870)
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations               $    3,905,352    $    5,306,796    $    5,540,433      $      445,637
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                            $   (1,377,606)   $   (1,196,173)   $   (2,017,818)     $     (112,431)
      Class B                                               (10,144,427)      (10,731,680)       (7,001,137)           (599,035)
      Class I                                                        --                --          (437,891)                 --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                      $  (11,522,033)   $  (11,927,853)   $   (9,456,846)     $     (711,466)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                            $   14,089,683    $    9,146,249    $    9,791,250      $    1,069,293
      Class B                                                11,208,149        16,613,696        13,511,366           1,654,870
      Class I                                                        --                --           651,194                  --
   Net asset value of shares issued to shareholders in
     payment of distributions declared
      Class A                                                   553,736           534,929           634,250              44,714
      Class B                                                 4,305,082         4,089,815         3,521,498             259,244
      Class I                                                        --                --            65,501                  --
   Cost of shares redeemed
      Class A                                                (3,982,992)       (5,009,410)       (7,157,953)           (302,691)
      Class B                                               (30,604,029)      (32,313,366)      (23,172,441)         (1,861,488)
      Class I                                                        --                --        (1,830,712)                 --
   Contingent deferred sales charges
      Class B                                                   109,263                --                --                  --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
 transactions                                            $   (4,321,108)   $   (6,938,087)   $   (3,986,047)     $      863,942
--------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                    $  (11,937,789)   $  (13,559,144)   $   (7,902,460)     $      598,113
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                     $  258,836,161    $  276,468,650    $  217,339,384      $   17,146,899
--------------------------------------------------------------------------------------------------------------------------------
At end of year                                           $  246,898,372    $  262,909,506    $  209,436,924      $   17,745,012
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME INCLUDED IN NET ASSETS

At end of year                                           $      247,587    $    1,316,799    $       98,057      $       (3,794)
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

INCREASE (DECREASE) IN NET ASSETS                         NEW YORK FUND       OHIO FUND    RHODE ISLAND FUND   WEST VIRGINIA FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                 $   15,952,214    $    8,447,082    $    2,333,266      $    1,106,285
   Net realized gain (loss)                                   2,557,327          (946,600)           44,261             265,016
   Net change in unrealized appreciation (depreciation)      (7,881,483)         (616,783)       (1,473,126)           (943,833)
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations               $   10,628,058    $    6,883,699    $      904,401      $      427,468
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                            $   (1,694,599)   $     (801,232)   $     (539,044)     $     (167,373)
      Class B                                               (13,299,285)       (7,311,020)       (1,783,128)           (935,604)
      Class C                                                        (1)               --                --                  --
   From net realized gain
      Class A                                                   (17,681)               --                --                  --
      Class B                                                  (167,562)               --                --                  --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                      $  (15,179,128)   $   (8,112,252)   $   (2,322,172)     $   (1,102,977)
---------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                            $   20,783,568    $    7,099,625    $    3,661,350      $      742,510
      Class B                                                23,741,648        10,058,719         5,661,025           2,614,273
      Class C                                                    11,338                --                --                  --
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                   870,196           347,249           297,434             115,057
      Class B                                                 7,822,908         3,430,722           968,352             462,585
   Cost of shares redeemed
      Class A                                                (8,618,482)       (6,276,257)       (2,165,677)           (771,737)
      Class B                                               (40,678,610)      (22,283,785)       (7,055,542)         (2,549,461)
   Contingent deferred sales charges
      Class B                                                    95,813                --                --                  --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
 transactions                                            $    4,028,379    $   (7,623,727)   $    1,366,942      $      613,227
---------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                               $     (522,691)   $   (8,852,280)   $      (50,829)     $      (62,282)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                     $  350,314,279    $  181,541,309    $   54,682,403      $   27,218,399
---------------------------------------------------------------------------------------------------------------------------------
At end of year                                           $  349,791,588    $  172,689,029    $   54,631,574      $   27,156,117
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME INCLUDED IN NET ASSETS

At end of year                                           $    1,157,871    $      476,506    $       37,694      $      (42,569)
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

INCREASE (DECREASE) IN NET ASSETS                       CALIFORNIA FUND     FLORIDA FUND   MASSACHUSETTS FUND   MISSISSIPPI FUND
--------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                 $   11,797,342    $   12,795,217    $    9,260,420      $      702,423
   Net realized gain (loss)                                  (4,240,325)        1,068,922        (1,566,299)            (81,303)
   Net change in unrealized appreciation (depreciation)      12,344,725         6,153,853         7,679,514             493,273
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations               $   19,901,742    $   20,017,992    $   15,373,635      $    1,114,393
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                            $   (1,089,431)   $   (1,002,314)   $   (1,487,611)     $      (90,789)
      Class B                                               (10,250,633)      (11,131,133)       (7,023,224)           (607,437)
      Class I                                                        --                --          (402,785)                 --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                      $  (11,340,064)   $  (12,133,447)   $   (8,913,620)     $     (698,226)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                            $    6,239,103    $   12,359,617    $   13,642,368      $      585,406
      Class B                                                17,538,203        18,081,090        16,081,172           1,238,705
      Class I                                                        --                --         1,605,132                  --
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                   380,647           466,737           822,669              28,539
      Class B                                                 4,035,414         3,690,283         3,273,977             247,801
      Class I                                                        --                --            51,431                  --
   Cost of shares redeemed
      Class A                                                (3,690,906)       (6,410,472)       (3,537,776)           (837,618)
      Class B                                               (21,716,436)      (32,175,012)      (17,843,371)         (1,369,060)
      Class I                                                        --                --           (20,086)                 --
   Contingent deferred sales charges
      Class B                                                    96,627                --                --                  --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
  transactions                                           $    2,882,652    $   (3,987,757)   $   14,075,516      $     (106,227)
--------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets                               $   11,444,330    $    3,896,788    $   20,535,531      $      309,940
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                     $  247,391,831    $  272,571,862    $  196,803,853      $   16,836,959
--------------------------------------------------------------------------------------------------------------------------------
At end of year                                           $  258,836,161    $  276,468,650    $  217,339,384      $   17,146,899
--------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME INCLUDED IN NET ASSETS

At end of year                                           $      (50,537)   $    1,360,197    $       22,490      $        7,730
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

INCREASE (DECREASE) IN NET ASSETS                         NEW YORK FUND       OHIO FUND    RHODE ISLAND FUND   WEST VIRGINIA FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                 $   14,859,986    $    8,424,433    $    2,069,625      $    1,042,667
   Net realized gain (loss)                                    (920,654)       (4,432,904)           46,930             (15,045)
   Net change in unrealized appreciation (depreciation)      14,390,161         7,204,107         1,600,695           1,014,555
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations               $   28,329,493    $   11,195,636    $    3,717,250      $    2,042,177
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                            $   (1,190,506)   $     (674,706)   $     (424,629)     $     (146,704)
      Class B                                               (12,754,775)       (7,518,128)       (1,628,829)           (892,100)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                      $  (13,945,281)   $   (8,192,834)   $   (2,053,458)     $   (1,038,804)
---------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                            $   12,796,216    $    5,261,148    $    2,508,264      $      377,207
      Class B                                                22,320,752        11,298,395         7,230,570           2,085,076
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                   469,995           311,397           242,569             101,131
      Class B                                                 6,662,435         3,418,669           831,814             421,728
   Cost of shares redeemed
      Class A                                                (5,133,769)       (3,436,027)         (516,950)            (23,208)
      Class B                                               (39,832,173)      (20,279,498)       (2,207,213)         (1,453,425)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
 transactions                                            $   (2,716,544)   $   (3,425,916)   $    8,089,054      $    1,508,509
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                    $   11,667,668    $     (423,114)   $    9,752,846      $    2,511,882
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                     $  338,646,611    $  181,964,423    $   44,929,557      $   24,706,517
---------------------------------------------------------------------------------------------------------------------------------
At end of year                                           $  350,314,279    $  181,541,309    $   54,682,403      $   27,218,399
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME INCLUDED IN NET ASSETS

At end of year                                           $      356,953    $      193,008    $       47,610      $      (31,668)
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Financial Highlights

                                                                              CALIFORNIA FUND -- CLASS A
                                                       -----------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                         2003(1)       2002(1)(2)      2001(1)        2000(1)         1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $    11.250    $    10.880    $    10.270    $    10.320    $    11.340
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.542    $     0.548    $     0.533    $     0.536    $     0.544
Net realized and unrealized gain (loss)                     (0.342)         0.352          0.619         (0.031)        (1.007)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.200    $     0.900    $     1.152    $     0.505    $    (0.463)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.530)   $    (0.530)   $    (0.542)   $    (0.555)   $    (0.557)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.530)   $    (0.530)   $    (0.542)   $    (0.555)   $    (0.557)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $    10.920    $    11.250    $    10.880    $    10.270    $    10.320
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               1.89%          8.61%         11.46%          5.17%         (4.25)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $    34,753    $    24,863    $    21,089    $    17,617    $    16,675
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                0.88%          0.91%          0.94%          0.89%          0.78%
   Expenses after custodian fee reduction(4)                  0.87%          0.91%          0.91%          0.88%          0.76%
   Net investment income                                      4.97%          5.09%          5.00%          5.35%          4.93%
Portfolio Turnover of the Portfolio                             21%             3%            26%            13%            28%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.05% to 5.09%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                             CALIFORNIA FUND -- CLASS B
                                                       -----------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                          2003(1)      2002(1)(2)       2001(1)       2000(1)         1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $    10.400    $    10.050    $     9.490    $     9.520    $    10.420
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.481    $     0.474    $     0.450    $     0.475    $     0.474
Net realized and unrealized gain (loss)                     (0.317)         0.327          0.572         (0.024)        (0.934)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.164    $     0.801    $     1.022    $     0.451    $    (0.460)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.459)   $    (0.455)   $    (0.467)   $    (0.487)   $    (0.448)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.459)   $    (0.455)   $    (0.467)   $    (0.487)   $    (0.448)
------------------------------------------------------------------------------------------------------------------------------

Contingent deferred sales charges                      $     0.005    $     0.004    $     0.005    $     0.006    $     0.008
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $    10.110    $    10.400    $    10.050    $     9.490    $     9.520
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               1.73%          8.30%         11.09%          5.06%         (4.50)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $   212,145    $   233,973    $   226,303    $   220,693    $   252,763
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                1.09%          1.24%          1.26%          1.13%          1.18%
   Expenses after custodian fee reduction(4)                  1.08%          1.24%          1.23%          1.12%          1.16%
   Net investment income                                      4.79%          4.77%          4.58%          5.13%          4.70%
Portfolio Turnover of the Portfolio                             21%             3%            26%            13%            28%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.73% to 4.77%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                               FLORIDA FUND -- CLASS A
                                                       -----------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                          2003(1)      2002(1)(2)      2001(1)        2000(1)         1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $    10.940    $    10.630    $    10.010    $    10.190    $    11.150
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.548    $     0.572    $     0.561    $     0.535    $     0.549
Net realized and unrealized gain (loss)                     (0.259)         0.287          0.593         (0.051)        (0.979)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.289    $     0.859    $     1.154    $     0.484    $    (0.430)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.549)   $    (0.549)   $    (0.534)   $    (0.539)   $    (0.530)
From net realized gain                                          --             --             --         (0.125)            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.549)   $    (0.549)   $    (0.534)   $    (0.664)   $    (0.530)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $    10.680    $    10.940    $    10.630    $    10.010    $    10.190
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               2.76%          8.38%         11.76%          5.05%         (4.02)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $    25,996    $    21,866    $    14,759    $    12,558    $    12,818
   Ratios (As a percentage of average daily net
    assets):
   Expenses(4)                                                0.79%          0.86%          0.85%          0.89%          0.75%
   Expenses after custodian fee reduction(4)                  0.78%          0.82%          0.79%          0.84%          0.70%
   Net investment income                                      5.12%          5.40%          5.38%          5.42%          5.07%
Portfolio Turnover of the Portfolio                             23%            19%            11%            12%            39%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.39% to 5.40%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                               FLORIDA FUND -- CLASS B
                                                       -----------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                          2003(1)      2002(1)(2)      2001(1)        2000(1)         1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $    11.220    $    10.900    $    10.270    $    10.430    $    11.420
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.482    $     0.507    $     0.495    $     0.479    $     0.466
Net realized and unrealized gain (loss)                     (0.272)         0.293          0.603         (0.046)        (1.001)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.210    $     0.800    $     1.098    $     0.433    $    (0.535)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.480)   $    (0.480)   $    (0.468)   $    (0.468)   $    (0.455)
From net realized gain                                          --             --             --         (0.125)            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.480)   $    (0.480)   $    (0.468)   $    (0.593)   $    (0.455)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $    10.950    $    11.220    $    10.900    $    10.270    $    10.430
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               1.93%          7.56%         10.93%          4.38%         (4.84)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $   236,914    $   254,603    $   257,813    $   264,028    $   332,227
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                1.54%          1.61%          1.60%          1.58%          1.58%
   Expenses after custodian fee reduction(4)                  1.53%          1.57%          1.54%          1.53%          1.53%
   Net investment income                                      4.39%          4.67%          4.64%          4.73%          4.23%
Portfolio Turnover of the Portfolio                             23%            19%            11%            12%            39%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.66% to 4.67%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                           MASSACHUSETTS FUND -- CLASS A
                                                       -----------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                         2003(1)       2002(1)(2)      2001(1)        2000(1)        1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $     9.850    $     9.550    $     9.020    $     9.110    $     9.940
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.492    $     0.496    $     0.484    $     0.478    $     0.504
Net realized and unrealized gain (loss)                     (0.180)         0.285          0.531         (0.071)        (0.828)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.312    $     0.781    $     1.015    $     0.407    $    (0.324)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.482)   $    (0.481)   $    (0.485)   $    (0.497)   $    (0.506)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.482)   $    (0.481)   $    (0.485)   $    (0.497)   $    (0.506)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $     9.680    $     9.850    $     9.550    $     9.020    $     9.110
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               3.29%          8.48%         11.48%          4.70%         (3.42)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $    41,413    $    38,857    $    26,819    $    11,212    $    15,825
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                0.81%          0.82%          0.84%          0.87%          0.70%
   Expenses after custodian fee reduction(4)                  0.80%          0.80%          0.80%          0.85%          0.68%
   Net investment income                                      5.09%          5.21%          5.10%          5.49%          5.23%
Portfolio Turnover of the Portfolio                             16%            10%             8%            15%            24%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.17% to 5.21%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                           MASSACHUSETTS FUND -- CLASS B
                                                       -----------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                         2003(1)       2002(1)(2)      2001(1)        2000(1)        1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $    10.990    $    10.660    $    10.050    $    10.130    $    11.070
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.469    $     0.476    $     0.461    $     0.468    $     0.470
Net realized and unrealized gain (loss)                     (0.209)         0.311          0.608         (0.088)        (0.945)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.260    $     0.787    $     1.069    $     0.380    $    (0.475)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.460)   $    (0.457)   $    (0.459)   $    (0.460)   $    (0.465)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.460)   $    (0.457)   $    (0.459)   $    (0.460)   $    (0.465)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $    10.790    $    10.990    $    10.660    $    10.050    $    10.130
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               2.43%          7.61%         10.87%          3.93%         (4.44)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $   160,416    $   169,602    $   163,028    $   157,801    $   185,540
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                1.56%          1.57%          1.59%          1.61%          1.57%
   Expenses after custodian fee reduction(4)                  1.55%          1.55%          1.55%          1.59%          1.55%
   Net investment income                                      4.35%          4.49%          4.41%          4.74%          4.37%
Portfolio Turnover of the Portfolio                             16%            10%             8%            15%            24%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.45% to 4.49%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                           MASSACHUSETTS FUND -- CLASS I
                                                       -----------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                          2003(1)      2002(1)(2)      2001(1)        2000(1)        1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $    10.170    $     9.870    $     9.310    $     9.390    $    10.260
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.529    $     0.534    $     0.518    $     0.519    $     0.528
Net realized and unrealized gain (loss)                     (0.182)         0.281          0.559         (0.079)        (0.869)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.347    $     0.815    $     1.077    $     0.440    $    (0.341)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.517)   $    (0.515)   $    (0.517)   $    (0.520)   $    (0.529)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.517)   $    (0.515)   $    (0.517)   $    (0.520)   $    (0.529)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $    10.000    $    10.170    $     9.870    $     9.310    $     9.390
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               3.51%          8.55%         11.87%          4.92%         (3.53)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $     7,608    $     8,880    $     6,957    $     7,259    $    10,311
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                0.61%          0.62%          0.64%          0.68%          0.64%
   Expenses after custodian fee reduction(4)                  0.60%          0.60%          0.60%          0.66%          0.62%
   Net investment income                                      5.29%          5.44%          5.36%          5.67%          5.30%
Portfolio Turnover of the Portfolio                             16%            10%             8%            15%            24%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.40% to 5.44%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                             MISSISSIPPI FUND -- CLASS A
                                                       -----------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                          2003(1)      2002(1)(2)       2001(1)       2000(1)        1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $    10.000    $     9.750    $     9.310    $     9.350    $    10.060
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.473    $     0.471    $     0.469    $     0.459    $     0.487
Net realized and unrealized gain (loss)                     (0.163)         0.249          0.441         (0.023)        (0.715)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.310    $     0.720    $     0.910    $     0.436    $    (0.228)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.470)   $    (0.470)   $    (0.470)   $    (0.476)   $    (0.482)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.470)   $    (0.470)   $    (0.470)   $    (0.476)   $    (0.482)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $     9.840    $    10.000    $     9.750    $     9.310    $     9.350
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               3.21%          7.64%          9.98%          4.87%         (2.37)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $     2,727    $     1,945    $     2,131    $     1,269    $     1,455
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                0.81%          0.90%          0.88%          1.02%          0.70%
   Expenses after custodian fee reduction(4)                  0.79%          0.88%          0.83%          1.00%          0.68%
   Net investment income                                      4.81%          4.85%          4.88%          5.02%          4.97%
Portfolio Turnover of the Portfolio                             11%            10%            11%             4%            16%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase the ratio of net investment income to average net assets from 4.75% to 4.85%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                             MISSISSIPPI FUND -- CLASS B
                                                       -----------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                         2003(1)       2002(1)(2)      2001(1)        2000(1)        1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $    10.220    $     9.970    $     9.530    $     9.560    $    10.300
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.409    $     0.409    $     0.407    $     0.404    $     0.417
Net realized and unrealized gain (loss)                     (0.163)         0.247          0.444         (0.023)        (0.741)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.246    $     0.656    $     0.851    $     0.381    $    (0.324)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.406)   $    (0.406)   $    (0.411)   $    (0.411)   $    (0.416)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.406)   $    (0.406)   $    (0.411)   $    (0.411)   $    (0.416)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $    10.060    $    10.220    $     9.970    $     9.530    $     9.560
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               2.47%          6.75%          9.13%          4.14%         (3.25)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $    15,018    $    15,202    $    14,706    $    14,356    $    16,300
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                1.56%          1.65%          1.63%          1.76%          1.51%
   Expenses after custodian fee reduction(4)                  1.54%          1.63%          1.58%          1.74%          1.49%
   Net investment income                                      4.07%          4.11%          4.15%          4.28%          4.16%
Portfolio Turnover of the Portfolio                             11%            10%            11%             4%            16%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase the ratio of net investment income to average net assets from 4.01% to 4.11%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                              NEW YORK FUND -- CLASS A
                                                       -----------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                         2003(1)       2002(1)(2)      2001(1)        2000(1)        1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $    11.070    $    10.610    $     9.910    $     9.860    $    10.920
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.539    $     0.543    $     0.505    $     0.515    $     0.532
Net realized and unrealized gain (loss)                     (0.165)         0.430          0.709          0.061         (0.907)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.374    $     0.973    $     1.214    $     0.576    $    (0.375)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.518)   $    (0.513)   $    (0.506)   $    (0.526)   $    (0.534)
From net realized gain                                      (0.006)            --         (0.008)            --         (0.151)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.524)   $    (0.513)   $    (0.514)   $    (0.526)   $    (0.685)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $    10.920    $    11.070    $    10.610    $     9.910    $     9.860
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               3.54%          9.49%         12.48%          6.09%         (3.63)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $    42,481    $    29,817    $    20,429    $    11,411    $    12,683
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                0.80%          0.82%          0.85%          0.83%          0.77%
   Expenses after custodian fee reduction(4)                  0.80%          0.82%          0.85%          0.83%          0.76%
   Net investment income                                      4.99%          5.11%          4.81%          5.29%          5.09%
Portfolio Turnover of the Portfolio                             19%             7%            19%            27%            41%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 5.09% to 5.11%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                              NEW YORK FUND -- CLASS B
                                                       -----------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                         2003(1)       2002(1)(2)      2001(1)        2000(1)        1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $    11.950    $    11.450    $    10.700    $    10.640    $    11.760
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.534    $     0.502    $     0.459    $     0.474    $     0.483
Net realized and unrealized gain (loss)                     (0.181)         0.468          0.763          0.063         (0.972)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.353    $     0.970    $     1.222    $     0.537    $    (0.489)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.501)   $    (0.470)   $    (0.464)   $    (0.477)   $    (0.480)
From net realized gain                                      (0.006)            --         (0.008)            --         (0.151)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.507)   $    (0.470)   $    (0.472)   $    (0.477)   $    (0.631)
------------------------------------------------------------------------------------------------------------------------------

Contingent deferred sales charges                      $     0.004    $        --    $        --    $        --    $        --
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $    11.800    $    11.950    $    11.450    $    10.700    $    10.640
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               3.08%          8.70%         11.64%          5.24%         (4.35)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $   307,299    $   320,497    $   318,217    $   323,013    $   387,951
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                1.23%          1.57%          1.61%          1.59%          1.57%
   Expenses after custodian fee reduction(4)                  1.23%          1.57%          1.61%          1.59%          1.56%
   Net investment income                                      4.58%          4.37%          4.09%          4.54%          4.27%
Portfolio Turnover of the Portfolio                             19%             7%            19%            27%            41%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.35% to 4.37%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                            NEW YORK FUND -- CLASS C
                                                            ------------------------
                                                                  PERIOD ENDED
                                                            SEPTEMBER 30, 2003(1)(2)
------------------------------------------------------------------------------------
Net asset value -- Beginning of period                            $   10.000
------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                             $    0.002
------------------------------------------------------------------------------------
Net realized and unrealized gain                                       0.049
------------------------------------------------------------------------------------
Total income from operations                                      $    0.051
------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                        $   (0.001)
------------------------------------------------------------------------------------
Total distributions                                               $   (0.001)
------------------------------------------------------------------------------------

Net asset value -- End of period                                  $   10.050
------------------------------------------------------------------------------------

Total Return(3)                                                         0.50%
------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                         $       11
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                          1.89%(4)
   Net investment income                                                6.41%(4)
Portfolio Turnover of the Portfolio                                       19%
------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2)  Class C shares commenced operations on September 30, 2003.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                                OHIO FUND -- CLASS A
                                                       -----------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                          2003         2002(1)(2)      2001(1)         2000           1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $     9.290    $     9.130    $     8.920    $     9.120    $     9.930
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.499    $     0.490    $     0.506    $     0.506    $     0.511
Net realized and unrealized gain (loss)                     (0.077)         0.148          0.229         (0.186)        (0.725)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.422    $     0.638    $     0.735    $     0.320    $    (0.214)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.482)   $    (0.478)   $    (0.515)   $    (0.516)   $    (0.513)
From net realized gain                                          --             --         (0.010)        (0.004)        (0.083)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.482)   $    (0.478)   $    (0.525)   $    (0.520)   $    (0.596)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $     9.230    $     9.290    $     9.130    $     8.920    $     9.120
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               4.73%          7.23%          8.43%          3.74%         (2.31)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $    15,612    $    14,526    $    12,153    $     8,052    $     9,203
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                0.81%          0.84%          0.86%          0.88%          0.77%
   Expenses after custodian fee reduction(4)                  0.80%          0.83%          0.85%          0.88%          0.76%
   Net investment income                                      5.46%          5.40%          5.50%          5.74%          5.32%
Portfolio Turnover of the Portfolio                             15%            15%            22%            28%            59%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                                OHIO FUND -- CLASS B
                                                       -----------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                          2003         2002(1)(2)      2001(1)         2000           1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $    10.490    $    10.320    $    10.080    $    10.290    $    11.210
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.489    $     0.479    $     0.493    $     0.495    $     0.490
Net realized and unrealized gain (loss)                     (0.081)         0.154          0.258         (0.201)        (0.832)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.408    $     0.633    $     0.751    $     0.294    $    (0.342)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.468)   $    (0.463)   $    (0.501)   $    (0.500)   $    (0.495)
From net realized gain                                          --             --         (0.010)        (0.004)        (0.083)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.468)   $    (0.463)   $    (0.511)   $    (0.504)   $    (0.578)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $    10.430    $    10.490    $    10.320    $    10.080    $    10.290
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               4.01%          6.30%          7.66%          3.04%         (3.21)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $   157,077    $   167,015    $   169,811    $   174,964    $   206,401
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                1.56%          1.59%          1.62%          1.65%          1.61%
   Expenses after custodian fee reduction(4)                  1.55%          1.58%          1.61%          1.65%          1.60%
   Net investment income                                      4.73%          4.67%          4.81%          4.96%          4.50%
Portfolio Turnover of the Portfolio                             15%            15%            22%            28%            59%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                             RHODE ISLAND FUND -- CLASS A
                                                       -----------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                         2003(1)      2002(1)(2)        2001           2000          1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $    10.010    $     9.710    $     9.120    $     9.070    $     9.940
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.472    $     0.472    $     0.474    $     0.471    $     0.474
Net realized and unrealized gain (loss)                     (0.253)         0.297          0.582          0.046         (0.872)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.219    $     0.769    $     1.056    $     0.517    $    (0.398)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.469)   $    (0.469)   $    (0.466)   $    (0.467)   $    (0.472)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.469)   $    (0.469)   $    (0.466)   $    (0.467)   $    (0.472)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $     9.760    $    10.010    $     9.710    $     9.120    $     9.070
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               2.29%          8.21%         11.80%          5.95%         (4.16)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $    11,701    $    10,169    $     7,630    $     4,245    $     3,290
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                0.74%          0.75%          0.74%          0.79%          0.69%
   Expenses after custodian fee reduction(4)                  0.73%          0.72%          0.69%          0.76%          0.65%
   Net investment income                                      4.82%          4.89%          5.01%          5.27%          4.94%
Portfolio Turnover of the Portfolio                             19%            13%            14%            15%            18%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.87% to 4.89%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                            RHODE ISLAND FUND -- CLASS B
                                                       -----------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                         2003(1)      2002(1)(2)        2001           2000          1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $    10.250    $     9.940    $     9.340    $     9.280    $    10.170
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.409    $     0.410    $     0.414    $     0.414    $     0.409
Net realized and unrealized gain (loss)                     (0.262)         0.307          0.590          0.048         (0.894)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.147    $     0.717    $     1.004    $     0.462    $    (0.485)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.407)   $    (0.407)   $    (0.404)   $    (0.402)   $    (0.405)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.407)   $    (0.407)   $    (0.404)   $    (0.402)   $    (0.405)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $     9.990    $    10.250    $     9.940    $     9.340    $     9.280
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               1.48%          7.42%         10.96%          5.17%         (4.92)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $    42,930    $    44,513    $    37,300    $    33,316    $    37,775
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                1.49%          1.50%          1.49%          1.56%          1.49%
   Expenses after custodian fee reduction(4)                  1.48%          1.47%          1.44%          1.53%          1.45%
   Net investment income                                      4.08%          4.14%          4.25%          4.56%          4.15%
Portfolio Turnover of the Portfolio                             19%            13%            14%            15%            18%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.12% to 4.14%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                          WEST VIRGINIA FUND -- CLASS A
                                                       -----------------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                          2003        2002(1)(2)        2001          2000(1)        1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $    10.130    $     9.750    $     9.290    $     9.290    $    10.120
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.468    $     0.465    $     0.479    $     0.459    $     0.476
Net realized and unrealized gain (loss)                     (0.253)         0.380          0.448          0.020         (0.821)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.215    $     0.845    $     0.927    $     0.479    $    (0.345)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.465)   $    (0.465)   $    (0.467)   $    (0.479)   $    (0.485)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.465)   $    (0.465)   $    (0.467)   $    (0.479)   $    (0.485)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $     9.880    $    10.130    $     9.750    $     9.290    $     9.290
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               2.23%          8.97%         10.16%          5.39%         (3.55)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $     3,522    $     3,517    $     2,931    $     2,310    $     1,866
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                0.73%          0.78%          0.78%          0.91%          0.70%
   Expenses after custodian fee reduction(4)                  0.71%          0.77%          0.74%          0.89%          0.68%
   Net investment income                                      4.74%          4.78%          4.93%          5.02%          4.84%
Portfolio Turnover of the Portfolio                             21%            19%            12%             7%            32%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.75% to 4.78%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

                                                                          WEST VIRGINIA FUND -- CLASS B
                                                       -----------------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------------
                                                          2003        2002(1)(2)        2001          2000(1)        1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                   $    10.340    $     9.950    $     9.480    $     9.470    $    10.320
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                  $     0.402    $     0.403    $     0.411    $     0.402    $     0.403
Net realized and unrealized gain (loss)                     (0.261)         0.388          0.465          0.019         (0.842)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $     0.141    $     0.791    $     0.876    $     0.421    $    (0.439)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                             $    (0.401)   $    (0.401)   $    (0.406)   $    (0.411)   $    (0.411)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.401)   $    (0.401)   $    (0.406)   $    (0.411)   $    (0.411)
------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                         $    10.080    $    10.340    $     9.950    $     9.480    $     9.470
------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                               1.41%          8.17%          9.41%          4.62%         (4.40)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                $    23,634    $    23,701    $    21,775    $    22,394    $    24,854
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                1.48%          1.53%          1.53%          1.62%          1.53%
   Expenses after custodian fee reduction(4)                  1.46%          1.52%          1.49%          1.60%          1.51%
   Net investment income                                      3.99%          4.05%          4.20%          4.32%          4.02%
Portfolio Turnover of the Portfolio                             21%            19%            12%             7%            32%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.02% to 4.05%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       See notes to financial statements.

EATON VANCE MUNICIPALS FUNDS as of September 30, 2003
NOTES TO FINANCIAL STATEMENTS


1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, eight of which, each diversified, are included in these financial statements. They include Eaton Vance California Municipals Fund (California Fund), Eaton Vance Florida Municipals Fund (Florida Fund), Eaton Vance Massachusetts Municipals Fund (Massachusetts Fund), Eaton Vance Mississippi Municipals Fund (Mississippi Fund), Eaton Vance New York Municipals Fund (New York Fund), Eaton Vance Ohio Municipals Fund (Ohio Fund), Eaton Vance Rhode Island Municipals Fund (Rhode Island Fund) and Eaton Vance West Virginia Municipals Fund (West Virginia Fund). The Florida Fund, the Mississippi Fund, the Ohio Fund, the Rhode Island Fund and the West Virginia Fund offer two classes of shares. The California Fund, Massachusetts Fund and the New York Fund offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares and Class C shares of the California Fund and New York Fund are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). As of September 30, 2003, no Class C shares of the California Fund have been issued. Class I shares of the Massachusetts Fund are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The California Fund invests its assets in the California Municipals Portfolio, the Florida Fund invests its assets in the Florida Municipals Portfolio, the Massachusetts Fund invests its assets in the Massachusetts Municipals Portfolio, the Mississippi Fund invests its assets in the Mississippi Municipals Portfolio, the New York Fund invests its assets in the New York Municipals Portfolio, the Ohio Fund invests its assets in the Ohio Municipals Portfolio, the Rhode Island Fund invests its assets in the Rhode Island Municipals Portfolio and the West Virginia Fund invests its assets in the West Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at September 30, 2003 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2003, certain Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

   FUND                   AMOUNT         EXPIRES
   --------------------------------------------------------
   California Fund        $  2,417,233   September 30, 2011
                               723,504   September 30, 2010
                             1,155,825   September 30, 2009
                               663,911   September 30, 2008
                            17,095,660   September 30, 2004

   FUND                   AMOUNT         EXPIRES
   --------------------------------------------------------
   Florida Fund           $  3,994,644   September 30, 2010
                               603,727   September 30, 2009
                               599,206   September 30, 2008

   Massachusetts Fund        1,430,573   September 30, 2011
                             1,741,735   September 30, 2010
                                 2,135   September 30, 2005
                             7,763,971   September 30, 2004

   Mississippi Fund             53,963   September 30, 2011
                                40,090   September 30, 2010
                             1,377,618   September 30, 2005

   New York Fund               116,493   September 30, 2011

   Ohio Fund                 6,140,842   September 30, 2011
                             1,825,374   September 30, 2010

   Rhode Island Fund            90,400   September 30, 2011
                                21,737   September 30, 2010
                               294,723   September 30, 2009
                               184,964   September 30, 2008
                                34,703   September 30, 2005
                             1,523,162   September 30, 2004

   West Virginia Fund          211,865   September 30, 2010
                               171,534   September 30, 2009
                                   526   September 30, 2008
                               170,463   September 30, 2005
                               816,508   September 30, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at September 30, 2003, Florida Fund, Massachusetts Fund, Mississippi Fund, and Rhode Island Fund had net capital losses of $1,362,709, $692,881, $89,070, and $312,598, respectively, attributable to security transactions incurred after October 31, 2002. These capital losses are treated as arising on the first day of each of the Fund's next taxable year.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G OTHER -- Investment transactions are accounted for on a trade-date basis.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate primarily to the difference in method for accreting market discount and amortizing premiums.

3  SHARES OF BENEFICIAL INTEREST

   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                             CALIFORNIA FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS A                                                2003              2002
   --------------------------------------------------------------------------------
   Sales                                                1,287,268           581,442

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           50,751            35,532
   Redemptions                                           (366,019)         (345,618)
   --------------------------------------------------------------------------------
   Net increase                                           972,000           271,356
   --------------------------------------------------------------------------------

                                                             CALIFORNIA FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS B                                                2003              2002
   --------------------------------------------------------------------------------
   Sales                                                1,106,278         1,761,013

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          425,427           406,055
   Redemptions                                         (3,040,867)       (2,188,807)
   --------------------------------------------------------------------------------
   Net decrease                                        (1,509,162)          (21,739)
   --------------------------------------------------------------------------------

                                                               FLORIDA FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS A                                                2003              2002
   --------------------------------------------------------------------------------
   Sales                                                  853,411         1,169,553

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           50,068            44,080
   Redemptions                                           (468,348)         (603,707)
   --------------------------------------------------------------------------------
   Net increase                                           435,131           609,926
   --------------------------------------------------------------------------------

                                                               FLORIDA FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS B                                                2003             2002
   --------------------------------------------------------------------------------
   Sales                                                1,510,400         1,665,441

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          372,326           339,987
   Redemptions                                         (2,948,167)       (2,969,615)
   --------------------------------------------------------------------------------
   Net decrease                                        (1,065,441)         (964,187)
   --------------------------------------------------------------------------------

                                                            MASSACHUSETTS FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS A                                                2003             2002
   --------------------------------------------------------------------------------
   Sales                                                1,008,027         1,425,252

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           65,592            86,788
   Redemptions                                           (740,320)         (374,480)
   --------------------------------------------------------------------------------
   Net increase                                           333,299         1,137,560
   --------------------------------------------------------------------------------

                                                            MASSACHUSETTS FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS B                                                2003              2002
   --------------------------------------------------------------------------------
   Sales                                                1,251,555         1,511,804

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          325,819           308,913
   Redemptions                                         (2,153,073)       (1,683,479)
   --------------------------------------------------------------------------------
   Net increase (decrease)                               (575,699)          137,238
   --------------------------------------------------------------------------------

                                                            MASSACHUSETTS FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS I                                                2003              2002
   --------------------------------------------------------------------------------
   Sales                                                   65,065           164,535

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            6,538             5,233
   Redemptions                                           (183,579)           (2,065)
   --------------------------------------------------------------------------------
   Net increase (decrease)                               (111,976)          167,703
   --------------------------------------------------------------------------------

                                                             MISSISSIPPI FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS A                                                2003              2002
   --------------------------------------------------------------------------------
   Sales                                                  108,796            59,712

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            4,552             2,947
   Redemptions                                            (30,779)          (86,683)
   --------------------------------------------------------------------------------
   Net increase (decrease)                                 82,569           (24,024)
   --------------------------------------------------------------------------------

                                                             MISSISSIPPI FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS B                                                2003              2002
   --------------------------------------------------------------------------------
   Sales                                                  163,807           124,446

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           25,752            24,936
   Redemptions                                           (184,337)         (137,446)
   --------------------------------------------------------------------------------
   Net increase                                             5,222            11,936
   --------------------------------------------------------------------------------

                                                               NEW YORK FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS A                                                2003              2002
   --------------------------------------------------------------------------------
   Sales                                                1,915,927         1,198,920

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           80,619            44,322
   Redemptions                                           (800,097)         (474,638)
   --------------------------------------------------------------------------------
   Net increase                                         1,196,449           768,604
   --------------------------------------------------------------------------------

                                                               NEW YORK FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS B                                                2003              2002
   --------------------------------------------------------------------------------
   Sales                                                2,031,769         1,939,213

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          668,999           580,689
   Redemptions                                         (3,480,072)       (3,478,712)
   --------------------------------------------------------------------------------
   Net decrease                                          (779,304)         (958,810)
   --------------------------------------------------------------------------------

                                                               NEW YORK FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS C                                                2003(1)            2002
   --------------------------------------------------------------------------------
   Sales                                                    1,134                --
   --------------------------------------------------------------------------------
   Net increase                                             1,134                --
   --------------------------------------------------------------------------------

                                                                 OHIO FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS A                                                2003              2002
   --------------------------------------------------------------------------------
   Sales                                                  775,644           576,350

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           38,054            34,270
   Redemptions                                           (686,364)         (377,493)
   --------------------------------------------------------------------------------
   Net increase                                           127,334           233,127
   --------------------------------------------------------------------------------

                                                                 OHIO FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS B                                                2003              2002
   --------------------------------------------------------------------------------
   Sales                                                  974,488         1,103,204

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          332,079           333,530
   Redemptions                                         (2,162,387)       (1,976,418)
   --------------------------------------------------------------------------------
   Net decrease                                          (855,820)         (539,684)
   --------------------------------------------------------------------------------

                                                             RHODE ISLAND FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS A                                                2003              2002
   --------------------------------------------------------------------------------
   Sales                                                  374,894           258,578

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           30,427            25,102
   Redemptions                                           (222,426)          (53,658)
   --------------------------------------------------------------------------------
   Net increase                                           182,895           230,022
   --------------------------------------------------------------------------------

                                                             RHODE ISLAND FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS B                                                2003              2002
   --------------------------------------------------------------------------------
   Sales                                                  565,453           730,770

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           96,623            84,161
   Redemptions                                           (707,921)         (223,780)
   --------------------------------------------------------------------------------
   Net increase (decrease)                                (45,845)          591,151
   --------------------------------------------------------------------------------

                                                            WEST VIRGINIA FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS A                                                2003              2002
   --------------------------------------------------------------------------------
   Sales                                                   75,068            38,588

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           11,656            10,377
   Redemptions                                            (77,421)           (2,388)
   --------------------------------------------------------------------------------
   Net increase                                             9,303            46,577
   --------------------------------------------------------------------------------

                                                            WEST VIRGINIA FUND
                                                       ----------------------------
                                                         YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------
   CLASS B                                                2003              2002
   --------------------------------------------------------------------------------
   Sales                                                  258,798           209,366

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           45,804            42,463
   Redemptions                                           (252,506)         (147,389)
   --------------------------------------------------------------------------------
   Net increase                                            52,096           104,440
   --------------------------------------------------------------------------------

   (1) Class C shares of the New York Fund commenced operations on September 30, 2003.

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended September 30, 2003, EVM earned $9,442, $11,424, $9,070, $901, $16,902,
   $8,473, $2,173 and $1,505 in sub-transfer agent fees from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $9,034, $15,191, $9,494, $2,320, $29,107, $8,812, $5,631, and $1,113 from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2003.

5  DISTRIBUTION AND SERVICE PLANS

   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). In addition, the California Fund and the New York Fund each has in effect a distribution plan for Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Class B and Class C shares to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares and Class C shares (if applicable) for providing ongoing distribution services and facilities to the Fund. The Funds will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold and 6.25% of Class C shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and Class C and, accordingly, reduces Class B and Class C net assets. For the year ended September 30, 2003, Florida Fund, Massachusetts Fund, Mississippi Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, paid $1,839,383, $1,231,275, $111,239, $1,207,719, $328,994 and $176,449 respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. The California Fund and New York Fund paid $453,440 and $1,358,975, representing 0.20% and 0.44%, respectively, of the Fund's Class B average daily net assets. The California Fund and New York Fund did not pay any fees to EVD attributable to Class C net assets for the year ended September 30, 2003. At September 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Fund, Massachusetts Fund, Mississippi Fund, Ohio Fund, Rhode Island Fund, West Virginia Fund and Class C Plan of New York were approximately $2,200,000, $1,982,000, $535,000, $1,172,000, $1,412,000, $605,000, and $1,000 respectively. The California
   Fund

   (Class B and Class C) and New York Fund had no Uncovered Distribution charges at September 30, 2003.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.20%, (0.25% for the California Fund) of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the year ended September 30, 2003, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund paid or accrued service fees to EVD in the amount of $71,148, $46,708, $81,082, $4,706, $70,989, $30,376, $22,502
   and $7,112, respectively, for Class A shares and $550,753, $490,502, $328,340, $29,664, $619,532, $322,058, $87,732 and $47,053, respectively, for
   Class B shares.

   Certain officers and Trustees of the Funds are officers or directors of the above organization.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $135,000, $86,000, $15,000, $78,000, $51,000 and
   $21,000 of CDSC paid by Class B shareholders of Florida Fund, Massachusetts Fund, Mississippi Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively, for the year ended September 30, 2003. EVD also received $147,637 and $131,724 of CDSC paid by Class B shareholders of California Fund and New York Fund, respectively, of which $109,263 and $95,813, respectively, was paid directly to the Fund for days when no Uncovered Distribution Charges existed. EVD did not receive any CDSC paid by Class C shareholders for the year ended September 30, 2003.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended September 30, 2003 were as follows:

   California Fund

   Increases                                                      $   23,798,371
   Decreases                                                          42,285,179

   Florida Fund

   Increases                                                      $   26,225,264
   Decreases                                                          47,354,415

   Massachusetts Fund

   Increases                                                      $   24,852,504
   Decreases                                                          38,833,260

   Mississippi Fund

   Increases                                                      $    2,769,831
   Decreases                                                           2,857,325

   New York Fund

   Increases                                                      $   44,894,206
   Decreases                                                          57,610,886

   Ohio Fund

   Increases                                                      $   18,064,188
   Decreases                                                          34,437,970

   Rhode Island Fund

   Increases                                                      $    9,379,686
   Decreases                                                          10,782,755

   West Virginia Fund

   Increases                                                      $    3,397,711
   Decreases                                                           4,095,603

8  SHAREHOLDER MEETING (UNAUDITED)

   The Funds held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                 JESSICA M.     DONALD R.    JAMES B.     SAMUEL L.   WILLIAM H.    NORTON H.    LYNN A.
   FUND                          BIBLIOWICZ      DWIGHT       HAWKES     HAYES, III     PARK         REAMER       STOUT
   ------------------------------------------------------------------------------------------------------------------------
   California Fund
      Affirmative                18,509,114    18,470,556   18,514,932   18,502,762   18,513,044   18,508,580   18,509,114
      Withhold                      250,026       288,584      244,208      256,378      246,096      250,560      250,026

   Florida Fund
      Affirmative                19,819,856    19,812,711   19,793,180   19,808,838   19,811,680   19,808,838   19,825,834
      Withhold                      194,068       201,213      220,743      205,085      202,243      205,085      188,090

   Massachusetts Fund
      Affirmative                15,925,069    15,925,125   15,926,064   15,928,100   15,935,160   15,928,100   15,933,042
      Withhold                      119,624       119,568      118,629      116,593      109,533      116,593      111,651

   Mississippi Fund
      Affirmative                 1,235,577     1,235,577    1,235,577    1,235,577    1,235,577    1,235,577    1,235,577
      Withhold                       11,652        11,652       11,652       11,652       11,652       11,652       11,652

   New York Fund
      Affirmative                20,354,290    20,342,408   20,343,690   20,346,270   20,345,297   20,351,717   20,343,429
      Withhold                      285,912       297,793      296,511      293,931      294,905      288,484      296,772

   Ohio Fund
      Affirmative                13,253,057    13,241,877   13,240,500   13,240,964   13,254,898   13,242,744   13,254,898
      Withhold                      114,117       125,296      126,673      126,209      112,275      124,429      112,275

   Rhode Island Fund
      Affirmative                 4,771,790     4,757,313    4,772,081    4,762,421    4,772,081    4,757,313    4,774,628
      Withhold                       33,003        47,479       32,712       42,371       32,712       47,479       30,165

   West Virginia Fund
      Affirmative                 2,392,406     2,392,406    2,397,406    2,397,406    2,397,406    2,397,406    2,397,406
      Withhold                       20,829        20,829       15,829       15,829       15,829       15,829       15,829

   Each nominee was also elected a Trustee of its corresponding Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

EATON VANCE MUNICIPALS FUNDS as of September 30, 2003
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUNICIPALS TRUST:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund (the Funds) (certain of the series constituting Eaton Vance Municipals Trust) (the Trust) as of September 30, 2003, and related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2003 and 2002 and the financial highlights for each of the years in the five-year period ended September 30, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of Eaton Vance Municipals Trust at September 30, 2003, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2003

CALIFORNIA MUNICIPALS PORTFOLIO as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 98.0%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
COGENERATION -- 1.7%

     $     4,000   Sacramento Power Authority, (Campbell's Soup),
                     6.00%, 7/1/22                                                           $    4,176,440
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,176,440
-----------------------------------------------------------------------------------------------------------

EDUCATION -- 2.8%

     $     2,500   California Educational Facilities Authority,
                     (Santa Clara University), 5.25%, 9/1/26                                 $    2,686,075
           4,000   California Educational Facilities Authority,
                     (Stanford University), 5.25%, 12/1/32                                        4,168,200
-----------------------------------------------------------------------------------------------------------
                                                                                             $    6,854,275
-----------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.0%

     $     2,400   California Department of Water Resource Power Supply,
                     5.125%, 5/1/18                                                          $    2,516,616
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,516,616
-----------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 23.3%

     $     4,000   Foothill/Eastern Transportation Corridor Agency,
                     Escrowed to Maturity, 0.00%, 1/1/20                                     $    1,863,600
           9,000   Sacramento Cogeneration Authority, (Procter & Gamble),
                     Prerefunded to 7/1/05, 6.50%, 7/1/21                                        10,027,080
           6,000   Sacramento County, Single Family, (GNMA), (AMT),
                     Escrowed to Maturity, 8.25%, 1/1/21                                          8,576,100
          11,285   Sacramento County, Single Family, (GNMA), (AMT),
                     Escrowed to Maturity, 8.50%, 11/1/16                                        16,245,773
          12,000   San Joaquin Hills, Transportation Corridor Agency, Toll Road
                     Bonds, Escrowed to Maturity, 0.00%, 1/1/14                                   7,999,200
           5,765   San Joaquin Hills, Transportation Corridor Agency, Toll Road
                     Bonds, Escrowed to Maturity, 0.00%, 1/1/26                                   1,841,399
          35,975   San Joaquin Hills, Transportation Corridor Agency, Toll Road
                     Bonds, Escrowed to Maturity, 0.00%, 1/1/27                                  10,891,791
-----------------------------------------------------------------------------------------------------------
                                                                                             $   57,444,943
-----------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 2.0%

     $     2,250   California, 5.00%, 2/1/33                                                 $    2,174,287
           1,000   California, 5.25%, 4/1/30                                                      1,005,100
           1,760   California State General Obligation, 5.00%, 2/1/21                             1,790,765
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,970,152
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 4.4%

     $     2,250   California Infrastructure and Economic Development,
                     (Kaiser Hospital), 5.50%, 8/1/31                                        $    2,284,830
           1,850   California Statewide Communities Development
                     Authority, (Kaiser Permanente), 5.50%, 11/1/32                               1,874,716
           1,500   California Statewide Communities Development
                     Authority, (Sonoma County Indian Health), 6.40%, 9/1/29                      1,411,650
             575   Eastern Plumas Health Care District, 7.50%, 8/1/07                               582,314
           2,700   San Benito Health Care District, 5.40%, 10/1/20                                2,512,485
           1,000   San Gorgonio Memorial Health Care District, 5.75%, 5/1/20                        862,580
           1,250   Washington Township Health Care District, 5.25%, 7/1/29                        1,263,775
-----------------------------------------------------------------------------------------------------------
                                                                                             $   10,792,350
-----------------------------------------------------------------------------------------------------------

HOUSING -- 1.7%

     $     1,500   California Statewide Communities Development
                     Authority, (Corporate Fund for Housing), 6.50%, 12/1/29                 $    1,457,625
             500   California Statewide Communities Development
                     Authority, (Corporate Fund for Housing), 7.25%, 12/1/34                        495,050
           1,475   Commerce (Hermitage III Senior Apartments),
                     6.50%, 12/1/29                                                               1,400,569
             444   Commerce (Hermitage III Senior Apartments),
                     6.85%, 12/1/29                                                                 418,794
             515   Oakland Housing Finance Agency, 7.10%, 1/1/10                                    516,226
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,288,264
-----------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.0%

     $     2,750   California Pollution Control Financing Authority,
                     (Browning Ferris Industries), (AMT), 5.80%, 12/1/16                     $    2,567,290
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,567,290
-----------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 0.6%

     $     1,330   Puerto Rico Industrial, Tourist, Educational, Medical and
                     Environmental, Residual Certificates, (MBIA),
                     Variable Rate, 7/1/33(1)(2)                                             $    1,406,369
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,406,369
-----------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 9.5%

     $     4,100   California Pollution Control Financing Authority,
                     (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14                     $    4,887,774
           5,000   California Pollution Control Financing Authority, PCR,
                     (Pacific Gas and Electric), (MBIA), 5.35%, 12/1/16                           5,450,150
           3,000   Northern California Power Agency, (MBIA),
                     Variable Rate, 7/1/23(1)(2)                                                  3,257,820
             500   Puerto Rico Electric Power Authority, (MBIA),
                     Variable Rate, 7/1/29(1)(2)                                                    569,340
           2,000   Sacramento Power Authority, (MBIA), 6.00%, 7/1/22                              2,250,440

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-ELECTRIC UTILITIES (CONTINUED)

     $     2,600   Southern California Public Power Authority,
                     (Magnolia Power), (MBIA), 5.00%, 7/1/33                                 $    2,636,894
           7,070   Southern California Public Power Authority,
                     (MBIA), 0.00%, 7/1/15                                                        4,222,063
-----------------------------------------------------------------------------------------------------------
                                                                                             $   23,274,481
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 4.0%

     $    15,000   Foothill/Eastern Corridor Agency, Toll Road Bonds,
                     Escrowed to Maturity, (FSA), 0.00%, 1/1/28                              $    4,303,650
           1,500   Inland Empire Solid Waste Finance Authority, (FSA), (AMT),
                     Escrowed to Maturity, 6.25%, 8/1/11                                          1,763,295
           3,500   Stockton, Wastewater Treatment Plant, (FGIC),
                     Prerefunded to 9/1/04, 6.80%, 9/1/24                                         3,755,395
-----------------------------------------------------------------------------------------------------------
                                                                                             $    9,822,340
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 3.2%

     $     2,500   California, Residual Certificates, (AMBAC),
                     Variable Rate, 10/1/30(1)(2)                                            $    2,893,350
           2,285   Merced Unified School District, (FGIC), 0.00%, 8/1/19                          1,072,282
           3,300   Puerto Rico General Obligation, (FSA),
                     Variable Rate, 7/1/27(1)(2)                                                  3,911,028
-----------------------------------------------------------------------------------------------------------
                                                                                             $    7,876,660
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.9%

     $     2,550   California Statewide Communities Development
                     Authority, (Children's Hospital Los Angeles), (MBIA),
                     5.25%, 8/15/27                                                          $    2,614,285
           1,640   California Statewide Communities Development Authority,
                     (Sutter Health), (FSA), Variable Rate, 8/15/27(1)(2)                         1,999,160
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,613,445
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION  -- 6.6%

     $    11,280   Anaheim Public Financing Authority, (Public Improvements),
                     (FSA), 0.00%, 9/1/30                                                    $    2,642,227
           6,500   Anaheim Public Financing Authority, (Public Improvements),
                     (FSA), 0.00%, 9/1/22                                                         2,472,340
           5,000   Los Angeles County, (Disney Parking), (AMBAC),
                     0.00%, 9/1/17                                                                2,635,100
           5,370   Los Angeles County, (Disney Parking), (AMBAC),
                     0.00%, 3/1/18                                                                2,726,993
          13,985   Visalia Unified School District, (MBIA), 0.00%, 12/1/17                        5,828,668
-----------------------------------------------------------------------------------------------------------
                                                                                             $   16,305,328
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 1.3%

     $     1,440   Los Angeles County, Metropolitan Transportation Authority,
                     (AMBAC), Variable Rate, 7/1/23(1)(2)                                    $    1,530,216
           1,000   Los Angeles County, Metropolitan Transportation Authority,
                     (FGIC), 5.25%, 7/1/30                                                        1,042,440
           1,800   San Joaquin Hills, Transportation Corridor Agency, Toll Road
                     Bonds, (MBIA), 0.00%, 1/15/24                                                  618,426
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,191,082
-----------------------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 0.8%

     $     2,000   Los Angeles Department of Water and Power, (FGIC),
                     5.00%, 7/1/43                                                           $    2,008,580
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,008,580
-----------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 3.6%

     $     1,670   California Water Resources, (Central Valley), (FGIC),
                     Variable Rate, 12/1/28(1)(2)                                            $    1,831,055
           3,000   Metropolitan Water District, (Southern California
                     Waterworks), (MBIA), Variable Rate, 7/1/27(1)(2)                             3,054,270
           3,000   San Diego County Water Authority, (FGIC),
                     Variable Rate, 4/22/09(3)                                                    3,956,370
-----------------------------------------------------------------------------------------------------------
                                                                                             $    8,841,695
-----------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 18.6%

     $     6,500   California Public Works, (University of California),
                     5.00%, 6/1/23                                                           $    6,500,260
           5,000   California Public Works, (University of California),
                     5.25%, 6/1/20                                                                5,494,900
           6,500   California Public Works, (University of California),
                     5.50%, 6/1/14(4)                                                             7,421,635
           5,115   Los Angeles County, (Disney Parking), 0.00%, 3/1/16                            2,815,654
           1,925   Los Angeles County, (Disney Parking), 0.00%, 3/1/17                              996,784
           3,100   Los Angeles County, (Disney Parking), 0.00%, 3/1/20                            1,316,415
           7,000   Los Angeles County, (Marina Del Ray), 6.50%, 7/1/08                            7,199,080
           8,000   Pasadena Parking Facility, 6.25%, 1/1/18                                       9,546,560
           4,000   Sacramento City Financing Authority, 5.40%, 11/1/20                            4,474,720
-----------------------------------------------------------------------------------------------------------
                                                                                             $   45,766,008
-----------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.0%

     $     2,500   California Statewide Communities Development Authority,
                     (East Valley Tourist Development Authority),
                     8.25%, 10/1/14                                                          $    2,342,700
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,342,700
-----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE -- 9.0%

     $     2,500   Bonita Canyon Public Financing Authority,
                     5.375%, 9/1/28                                                          $    2,461,100
           2,550   Brentwood Infrastructure Financing Authority,
                     6.375%, 9/2/33                                                               2,615,816
           2,600   Capistrano Unified School District, 5.75%, 9/1/29                              2,598,128
           1,810   Corona Public Financing Authority, 5.80%, 9/1/20                               1,813,602
           1,500   Corona-Norco Unified School District Public Financing
                     Authority, 6.125%, 9/1/31                                                    1,520,550
           1,390   Fairfield Improvement Bond Act 1915, (North Cordelia
                     District), 7.375%, 9/2/18                                                    1,443,098
           2,300   Lincoln Public Financing Authority, Improvement Bond
                     Act 1915, (Twelve Bridges), 6.20%, 9/2/25                                    2,384,663
           1,050   Murrieta Valley Unified School District, 6.20%, 9/1/35                         1,050,840
             995   Roseville Special Tax, 6.30%, 9/1/25                                           1,025,984
           2,300   Santa Margarita Water District, 6.20%, 9/1/20                                  2,372,795
           1,000   Santaluz Community Facilities District No. 2, 6.20%, 9/1/30                    1,021,250
           1,000   Torrance Redevelopment Agency, 5.625%, 9/1/28                                    993,980
             900   Whittier Public Financing Authority, (Greenleaf Avenue
                     Redevelopment), 5.50%, 11/1/23                                                 912,474
-----------------------------------------------------------------------------------------------------------
                                                                                             $   22,214,280
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.0%
  (IDENTIFIED COST $211,021,299)                                                             $  241,273,298
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.0%                                                       $    4,803,874
-----------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                         $  246,077,172
-----------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 32.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.1% to 15.3% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Security has been issued as a leveraged inverse floater bond.

(3)  Security has been issued as an inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

FLORIDA MUNICIPALS PORTFOLIO as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 99.2%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.2%

     $     4,650   Hillsborough County IDA, (Tampa Electric Co.),
                     5.50%, 10/1/23                                                          $    4,571,973
           6,275   Jacksonville Electric Power Authority, 5.25%, 10/1/39                          6,397,425
-----------------------------------------------------------------------------------------------------------
                                                                                             $   10,969,398
-----------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.7%

     $     6,895   Atlantic Beach, (Fleet Landing), Prerefunded to
                     10/1/04, 8.00%, 10/1/24                                                 $    7,579,053
           1,675   Florida Mid-Bay Bridge Authority, Escrowed to Maturity,
                     6.875%, 10/1/22                                                              2,208,487
-----------------------------------------------------------------------------------------------------------
                                                                                             $    9,787,540
-----------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 1.6%

     $     1,000   Florida, Variable Rate, 7/1/27(1)(2)                                      $    1,019,630
           2,000   Florida Board of Education, 4.75%, 6/1/22                                      2,008,840
           2,300   Puerto Rico, 0.00%, 7/1/18                                                     1,152,001
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,180,471
-----------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 1.3%

     $     3,500   Osceola County IDA Community Pooled Loan-93,
                     7.75%, 7/1/17                                                           $    3,542,035
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,542,035
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 5.9%

     $     2,795   Cape Canaveral Hospital District, 5.25%, 1/1/28                           $    2,799,919
           1,000   Halifax Medical Center, 7.25%, 10/1/24                                         1,072,680
           1,000   Highlands County Health Facilities Authority,
                     (Adventist Health System), 5.375%, 11/15/35(3)                                 990,110
           2,750   Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36                              2,846,745
           1,250   Lakeland Hospital System, (Lakeland Regional Health
                     System), 5.50%, 11/15/32                                                     1,264,912
           4,000   Orange County Health Facilities Authority, (Adventist
                     Health System), 5.625%, 11/15/32                                             4,086,000
           2,500   West Orange Healthcare District, 5.80%, 2/1/31                                 2,557,625
-----------------------------------------------------------------------------------------------------------
                                                                                             $   15,617,991
-----------------------------------------------------------------------------------------------------------

HOUSING -- 3.0%

     $     1,800   Florida Capital Projects Finance Authority, Student
                     Housing Revenue, (Florida University), 7.75%, 8/15/20                   $    1,843,992
             230   Florida Capital Projects Finance Authority, Student
                     Housing Revenue, (Florida University), 9.50%, 8/15/05                          229,407
             805   Florida Housing Finance Authority, 6.35%, 6/1/14                                 822,251
           1,805   Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28                        1,894,095
           2,955   Orange County Health System Authority, (Adventist
                     Health System), (AMT), 6.60%, 4/1/28                                         3,039,306
-----------------------------------------------------------------------------------------------------------
                                                                                             $    7,829,051
-----------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.8%

     $     2,792   Broward County IDR, (Lynxs Cargoport), (AMT),
                     6.75%, 6/1/19                                                           $    2,560,740
           2,385   Capital Trust Agency, (Fort Lauderdale Project), (AMT),
                     5.75%, 1/1/32                                                                2,258,237
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,818,977
-----------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 0.4%

     $     1,540     Manatee County Public Utility, (FGIC), 0.00%, 10/1/12                   $    1,095,402
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,095,402
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 7.2%

     $     9,225   Dade County, (Baptist Hospital of Miami), (MBIA),
                     Escrowed to Maturity, 5.75%, 5/1/21                                     $   10,815,574
           3,835   Dade County, Professional Sports Franchise,
                     (MBIA), Escrowed to Maturity, 0.00%, 10/1/23(4)                              1,440,656
           5,600   St. Lucie Utility System, (FGIC), Escrowed to Maturity,
                     6.00%, 10/1/20                                                               6,771,800
-----------------------------------------------------------------------------------------------------------
                                                                                             $   19,028,030
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 1.1%

     $     1,500   Florida Board of Education, Capital Outlay, (Public
                     Education), (MBIA), 5.00%, 6/1/32                                       $    1,525,335
             900   Puerto Rico General Obligation, (MBIA),
                     Variable Rate, 7/1/20(2)(5)                                                  1,327,860
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,853,195
-----------------------------------------------------------------------------------------------------------

INSURED-HEALTH CARE MISCELLANEOUS -- 0.2%

     $       551   Osceola County IDA, Community Provider Pooled
                     Loan Program, (FSA), 7.75%, 7/1/10                                      $      565,271
-----------------------------------------------------------------------------------------------------------
                                                                                             $      565,271
-----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-HOSPITAL -- 5.5%

     $     1,800   Miami-Dade County, Health Facilities Authority, (Miami
                     Children's Hospital), (AMBAC), 5.125%, 8/15/26                          $    1,846,350
           9,500   Sarasota County Public Hospital Board, (Sarasota
                     Memorial Hospital), (MBIA), 5.50%, 7/1/28                                   10,449,145
           2,250   South Miami Health Facility Authority Hospital Revenue,
                     (Baptist Health), (AMBAC), 5.25%, 11/15/33                                   2,329,605
-----------------------------------------------------------------------------------------------------------
                                                                                             $   14,625,100
-----------------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 4.8%

     $     3,000   Florida HFA, (Brittany of Rosemont), (AMBAC), (AMT),
                     6.875%, 8/1/26                                                          $    3,112,290
           6,530   Florida HFA, (Maitland Club Apartments), (AMBAC),
                     (AMT), 6.875%, 8/1/26                                                        6,774,418
           2,645   Lee County Housing Finance, SCA Multifamily, (FSA),
                     (AMT), 7.05%, 1/1/30                                                         2,747,335
-----------------------------------------------------------------------------------------------------------
                                                                                             $   12,634,043
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION  -- 1.3%

     $     1,100   Port Palm Beach District, (Public Improvements), (XLCA),
                     0.00%, 9/1/22                                                           $      430,144
           1,100   Port Palm Beach District, (Public Improvements), (XLCA),
                     0.00%, 9/1/23                                                                  402,215
           1,250   Puerto Rico Public Finance Corp., (AMBAC),
                     Variable Rate, 6/1/26(1)(2)                                                  1,296,125
           1,100   Puerto Rico Public Finance Corp., (AMBAC),
                     Variable Rate, 12/1/19(2)(5)                                                 1,387,122
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,515,606
-----------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 1.7%

     $     1,700   Florida Municipal Loan Council, (MBIA), 5.00%, 5/1/28                     $    1,721,641
           2,610   Orange County Tourist Development,
                     (AMBAC), Variable Rate, 10/1/30(2)(5)                                        2,805,176
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,526,817
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 10.4%

     $     1,000   Dade County, Convention Center Special Tax, (AMBAC),
                     5.00%, 10/1/35                                                          $    1,006,550
           2,115   Dade County, Residual Certificates, (AMBAC),
                     Variable Rate, 10/1/35(2)(5)                                                 2,156,560
           1,000   Jacksonville Excise Tax, (FGIC), (AMT), 0.00%, 10/1/11                           728,080
           2,000   Jacksonville Excise Tax, (FGIC), (AMT), 0.00%, 10/1/12                         1,375,320
           1,500   Jacksonville Transportation Revenue, (MBIA),
                     5.00%, 10/1/31                                                               1,518,255
           1,185   Opa-Locka Sales Tax, (FGIC), 7.00%, 1/1/14                                     1,226,048
           2,000   Sunrise Public Facilities, (MBIA), 0.00%, 10/1/10                              1,594,160
     $     1,760   Sunrise Public Facilities, (MBIA), 0.00%, 10/1/12                         $    1,251,888
           2,840   Sunrise Public Facilities, (MBIA), 0.00%, 10/1/14                              1,810,273
           4,000   Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15                              2,413,160
           4,140   Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16                              2,358,351
           2,525   Sunrise Public Facilities, (MBIA), 0.00%, 10/1/17                              1,358,702
           2,000   Tampa Utility Tax, (AMBAC), 0.00%, 10/1/18                                     1,010,000
           6,800   Tampa Utility Tax, (AMBAC), 0.00%, 4/1/19                                      3,306,228
           5,000   Tampa Utility Tax, (AMBAC), 0.00%, 10/1/19                                     2,375,150
           4,000   Tampa Utility Tax, (AMBAC), 0.00%, 10/1/20                                     1,783,920
-----------------------------------------------------------------------------------------------------------
                                                                                             $   27,272,645
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 16.0%

     $     3,475   Dade County Aviation Facilities, (MBIA), (AMT),
                     6.00%, 10/1/24                                                          $    3,801,754
          10,000   Florida Turnpike Authority, (Department of Transportation),
                     (FGIC), 4.50%, 7/1/27(6)                                                     9,624,900
           6,075   Florida Turnpike Authority, (FSA), 4.50%, 7/1/28                               5,825,014
           2,900   Greater Orlando Aviation Authority, (FGIC), (AMT),
                     Variable Rate, 4/1/13(2)(5)                                                  3,280,219
           4,000   Miami-Dade County Expressway Authority, (FGIC),
                     5.125%, 7/1/29                                                               4,104,680
             650   Orlando and Orange County Expressway Authority, (AMBAC),
                     5.00%, 7/1/35                                                                  658,463
           2,000   Orlando and Orange County Expressway Authority, (FGIC),
                     8.25%, 7/1/14                                                                2,815,280
           5,000   Puerto Rico Highway and Transportation Authority, (FSA),
                     4.75%, 7/1/38                                                                5,023,400
           6,300   Puerto Rico Highway and Transportation Authority, (MBIA),
                     5.50%, 7/1/36                                                                6,963,894
-----------------------------------------------------------------------------------------------------------
                                                                                             $   42,097,604
-----------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 15.3%

     $     1,500   Cocoa Water and Sewer, (FGIC), 4.50%, 10/1/26                             $    1,446,840
           5,000   Fort Myers Utility, (FGIC), Variable Rate, 10/1/29(1)(2)                       5,658,350
           3,000   JEA Water and Sewer, (AMBAC), 4.75%, 10/1/43                                   2,940,480
           3,770   JEA Water and Sewer, (MBIA), 5.00%, 10/1/41                                    3,789,001
           3,000   Marion County Utility System, (MBIA), 5.00%, 12/1/33                           3,041,610
           4,350   Martin County Utilities System, (AMBAC), 5.00%, 10/1/28                        4,421,905
           2,000   Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30                               2,094,400
          10,525   Sunrise Utilities Systems, (AMBAC), 5.00%, 10/1/28                            10,862,221
           1,360   Tallahassee, Consolidated Utility System, (FGIC),
                     5.50%, 10/1/19                                                               1,573,996
           1,000   Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27                           997,160
           3,375   Tampa Bay Water Utility System, (FGIC),
                     Variable Rate, 10/1/27(1)(2)                                                 3,355,830
-----------------------------------------------------------------------------------------------------------
                                                                                             $   40,181,793
-----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
NURSING HOME -- 3.9%

     $     4,975   Dade County IDA, (Gramercy Park Nursing Care), (FHA),
                     6.60%, 8/1/23                                                           $    5,101,017
           2,855   Okaloosa County, Retirement Rental Housing, (Encore
                     Retirement Partners), 6.125%, 2/1/14                                         2,539,979
           3,500   Orange County Health Facilities Authority, (Westminister
                     Community Care), 6.60%, 4/1/24                                               2,710,820
-----------------------------------------------------------------------------------------------------------
                                                                                             $   10,351,816
-----------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.3%

     $     1,000   Capital Trust Agency, (Seminole Tribe Convention),
                     8.95%, 10/1/33                                                          $    1,108,170
           2,000   Capital Trust Agency, (Seminole Tribe Convention),
                     10.00%, 10/1/33                                                              2,359,620
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,467,790
-----------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 3.1%

     $       500   Lee County IDA, (Shell Point Village), 5.50%, 11/15/21                    $      487,925
           2,775   Lee County IDA, (Shell Point Village), 5.50%, 11/15/29                         2,601,563
           3,955   North Miami Health Facilities Authority,
                     (Imperial Club), 6.75%, 1/1/33                                               3,367,485
           1,750   Plantation Health Facilities Authority,
                     (Covenant Village of Florida), 5.125%, 12/1/22                               1,685,758
-----------------------------------------------------------------------------------------------------------
                                                                                             $    8,142,731
-----------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 4.3%

     $       380   Fleming Island Plantation Community Development District,
                     6.30%, 2/1/05                                                           $      382,250
             250   Gateway Service Community Development District, Special
                     Assessment, 6.50%, 5/1/33                                                      250,455
           1,470   Heritage Harbour South Community Development District,
                     (Capital Improvements), 5.40%, 11/1/08                                       1,467,663
             500   Heritage Harbour South Community Development District,
                   (Capital Improvements), 6.50%, 5/1/34                                            501,670
           1,160   Lexington Oaks Community Development District,
                     7.20%, 5/1/30                                                                1,227,048
           1,060   Longleaf Community Development District, 6.20%, 5/1/09                           976,408
           1,615   Longleaf Community Development District, 6.65%, 5/1/20                         1,419,876
           1,015   Northern Palm Beach County, (Water Control and
                     Improvements), 6.00%, 8/1/25                                                 1,030,509
           3,230   University Square Community Development District,
                     6.75%, 5/1/20                                                                3,374,672
             635   Vista Lakes Community Development District,
                     7.20%, 5/1/32                                                                  670,116
-----------------------------------------------------------------------------------------------------------
                                                                                             $   11,300,667
-----------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.2%

     $     3,000   Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22                          $    3,077,010
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,077,010
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 99.2%
  (IDENTIFIED COST $241,151,074)                                                             $  261,480,983
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.8%                                                       $    1,987,695
-----------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                         $  263,468,678
-----------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 64.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.3% to 21.9% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  When-issued security.

(4) Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  Security has been issued as a leveraged inverse floater bond.

(6) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

MASSACHUSETTS MUNICIPALS PORTFOLIO as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 98.9%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
EDUCATION -- 9.4%

     $     2,190   Massachusetts Development Finance Agency, (Belmont
                     Hill School), 5.00%, 9/1/31                                             $    2,204,388
           5,000   Massachusetts Development Finance Agency, (Boston
                     University), 5.45%, 5/15/59                                                  5,078,350
           1,000   Massachusetts Development Finance Agency, (Wheeler
                     School), 6.50%, 12/1/29                                                      1,052,150
           4,000   Massachusetts HEFA, (Harvard University),
                     5.00%, 7/15/35                                                               4,068,640
           2,000   Massachusetts HEFA, (Harvard University),
                     5.125%, 7/15/37                                                              2,059,180
           2,000   Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28                        2,015,480
           1,220   Massachusetts IFA, (Dana Hall), 5.90%, 7/1/27                                  1,239,166
           2,000   Massachusetts IFA, (St. Johns High School, Inc.),
                     5.35%, 6/1/28                                                                1,985,220
-----------------------------------------------------------------------------------------------------------
                                                                                             $   19,702,574
-----------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.1%

     $     3,000   Puerto Rico Electric Power Authority, 0.00%, 7/1/17                       $    1,600,740
          13,230   Puerto Rico Electric Power Authority, 0.00%, 7/1/17                            7,059,263
-----------------------------------------------------------------------------------------------------------
                                                                                             $    8,660,003
-----------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 11.4%

     $     2,000   Massachusetts HEFA, (Daughters of Charity Health System),
                     Prerefunded to 7/1/06, 6.10%, 7/1/14                                    $    2,121,100
          20,000   Massachusetts Turnpike Authority, Escrowed to Maturity,
                     5.00%, 1/1/20                                                               21,949,000
-----------------------------------------------------------------------------------------------------------
                                                                                             $   24,070,100
-----------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 2.3%

     $     4,545   Massachusetts, 5.25%, 11/1/30                                             $    4,682,168
             105   Nantucket, 6.80%, 12/1/11                                                        106,008
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,788,176
-----------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 11.0%

     $     8,000   Massachusetts IFA, (Biomedical Research Corp.),
                     0.00%, 8/1/08                                                           $    7,003,440
           9,000   Massachusetts IFA, (Biomedical Research Corp.),
                     0.00%, 8/1/09                                                                7,486,470
          11,000   Massachusetts IFA, (Biomedical Research Corp.),
                     0.00%, 8/1/10                                                                8,619,160
-----------------------------------------------------------------------------------------------------------
                                                                                             $   23,109,070
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 10.2%

     $     1,000   Massachusetts HEFA, (Berkshire Health System),
                     6.25%, 10/1/31                                                          $    1,034,170
           1,600   Massachusetts HEFA, (Cape Cod Healthcare),
                     5.45%, 11/15/23                                                              1,583,504
           3,300   Massachusetts HEFA, (Central New England Health Systems),
                     6.125%, 8/1/13                                                               3,253,536
           2,600   Massachusetts HEFA, (Healthcare System-Covenant Health),
                     6.00%, 7/1/22                                                                2,766,608
           3,610   Massachusetts HEFA, (Jordan Hospital), 5.25%, 10/1/23                          2,952,114
           1,465   Massachusetts HEFA, (Jordan Hospital), 5.375%, 10/1/28                         1,173,421
             965   Massachusetts HEFA, (Jordan Hospital), 6.875%, 10/1/15                           967,258
             800   Massachusetts HEFA, (Milford-Whitinsville Hospital),
                     5.25%, 7/15/18                                                                 778,680
           1,720   Massachusetts HEFA, (Milford-Whitinsville Hospital),
                     5.375%, 7/15/28                                                              1,581,007
             250   Massachusetts HEFA, (Milford-Whitinsville Hospital),
                     6.35%, 7/15/32                                                                 251,110
           4,100   Massachusetts HEFA, (Partners Healthcare System),
                     5.25%, 7/1/29                                                                4,160,926
           1,000   Massachusetts HEFA, (Partners Healthcare System),
                     5.75%, 7/1/32                                                                1,048,580
-----------------------------------------------------------------------------------------------------------
                                                                                             $   21,550,914
-----------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.9%

     $     2,325   Massachusetts IFA, (American Hingham Water Co.), (AMT),
                     6.60%, 12/1/15                                                          $    2,426,974
           1,500   Massachusetts IFA, (American Hingham Water Co.),
                     (AMT), 6.90%, 12/1/29                                                        1,577,100
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,004,074
-----------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 7.3%

     $     5,000   Massachusetts College Building Authority, (XLCA),
                     5.50%, 5/1/33                                                           $    5,562,500
           2,000   Massachusetts Development Finance Agency, (Franklin W.
                     Olin College), (XLCA), 5.25%, 7/1/33                                         2,049,700
           1,000   Massachusetts Development Finance Agency, (Merrimack
                     College), (MBIA), 5.20%, 7/1/32                                              1,031,990
           1,150   Massachusetts HEFA, (Berklee College of Music), (MBIA),
                     Variable Rate, 10/1/27(1)(2)                                                 1,188,490
             135   Massachusetts HEFA, (Berklee College of Music), (MBIA),
                     7.20%, 7/1/09                                                                  138,159
           2,000   Massachusetts HEFA, (UMass Worcester Campus), (FGIC),
                     5.25%, 10/1/31                                                               2,072,000
           3,080   Massachusetts IFA, (College of the Holy Cross), (MBIA),
                     5.625%, 3/1/26                                                               3,330,466
-----------------------------------------------------------------------------------------------------------
                                                                                             $   15,373,305
-----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-ELECTRIC UTILITIES -- 1.1%

     $     2,000   Puerto Rico Electric Power Authority, RITES, (FSA),
                     Variable Rate, 7/1/20(2)(3)                                             $    2,277,360
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,277,360
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 0.1%

     $       200   Massachusetts Turnpike Authority, (MBIA), Escrowed to
                     Maturity, 5.00%, 1/1/20                                                 $      219,490
-----------------------------------------------------------------------------------------------------------
                                                                                             $      219,490
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 3.2%

     $     2,600   Ipswich, (FGIC), 5.00%, 11/15/19                                          $    2,769,182
           2,800   Martha's Vineyard, (AMBAC), 5.00%, 5/1/32                                      2,838,640
             500   Plymouth, (MBIA), 5.25%, 10/15/20                                                543,695
             400   Puerto Rico General Obligation, (MBIA),
                     Variable Rate, 7/1/20(2)(3)                                                    590,160
-----------------------------------------------------------------------------------------------------------
                                                                                             $    6,741,677
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 6.6%

     $     3,750   Massachusetts HEFA, (Beth Israel Hospital), (AMBAC),
                     (AMT), Variable Rate, 7/1/25(1)                                         $    3,853,087
             750   Massachusetts HEFA, (Harvard Pilgrim Health), (FSA),
                     5.00%, 7/1/05                                                                  793,545
           2,600   Massachusetts HEFA, (St. Luke's Hospital), (MBIA),
                     Variable Rate, 8/15/13(1)                                                    2,722,096
           2,600   Massachusetts HEFA, (St. Luke's Hospital), (MBIA),
                     Variable Rate, 8/15/23(1)                                                    2,721,758
           2,950   Massachusetts HEFA, (The Medical Center of Central
                     Massachusetts), (AMBAC), Variable Rate, 6/23/22(1)                           3,806,975
-----------------------------------------------------------------------------------------------------------
                                                                                             $   13,897,461
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION  -- 4.0%

     $     7,500   Massachusetts Development Finance Agency, (MBIA),
                     5.125%, 2/1/34                                                          $    7,628,250
             600   Puerto Rico Public Finance Corp., (AMBAC),
                     Variable Rate, 12/1/19(2)(3)                                                   756,612
-----------------------------------------------------------------------------------------------------------
                                                                                             $    8,384,862
-----------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 0.5%

     $     1,000   Massachusetts Development Finance Agency, (WGBH
                     Educational Foundation), (AMBAC), 5.375%, 1/1/42                        $    1,044,930
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,044,930
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 6.0%

     $    19,000   Massachusetts Turnpike Authority, (MBIA),
                     0.00%, 1/1/28                                                           $    5,457,750
          10,750   Massachusetts Turnpike Authority, Metropolitan Highway
                     System, (MBIA), 0.00%, 1/1/22                                                4,364,393
           1,000   Puerto Rico Highway and Transportation Authority, (FSA),
                     4.75%, 7/1/38                                                                1,004,680
           1,000   Puerto Rico Highway and Transportation Authority, (MBIA),
                     4.75%, 7/1/38                                                                1,004,680
             665   Puerto Rico Highway and Transportation Authority, (MBIA),
                     Variable Rate, 7/1/36(2)(3)                                                    723,713
-----------------------------------------------------------------------------------------------------------
                                                                                             $   12,555,216
-----------------------------------------------------------------------------------------------------------

NURSING HOME -- 2.6%

     $     2,400   Massachusetts HEFA, (Christopher House),
                     6.875%, 1/1/29                                                          $    2,306,760
           3,225   Massachusetts IFA, (Age Institute of Massachusetts),
                     8.05%, 11/1/25                                                               3,221,324
-----------------------------------------------------------------------------------------------------------
                                                                                             $    5,528,084
-----------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 0.9%

     $     1,485   Puerto Rico Infrastructure Financing Authority,
                     Variable Rate, 10/1/34(2)(3)                                            $    1,870,758
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,870,758
-----------------------------------------------------------------------------------------------------------

POOLED LOANS -- 1.1%

     $     2,000   New England Educational Loan Marketing Corp., (AMT),
                     6.90%, 11/1/09                                                          $    2,251,280
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,251,280
-----------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.6%

     $     1,500   Massachusetts IFA, (Briscoe House), (FHA),
                     7.125%, 2/1/36                                                          $    1,652,010
           1,850   Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30                          1,731,452
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,383,462
-----------------------------------------------------------------------------------------------------------

SOLID WASTE -- 1.6%

     $     3,250   Massachusetts IFA, Resource Recovery, (Ogden Haverhill),
                     (AMT), 5.60%, 12/1/19                                                   $    3,065,010
             355   Pittsfield, Solid Waste Disposal, (Vicon Recovery
                     Associates), 7.95%, 11/1/04                                                    355,142
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,420,152
-----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE -- 2.6%

     $     4,000   Massachusetts Bay Transportation Authority, Sales Tax,
                     5.00%, 7/1/32                                                           $    4,050,640
           1,250   Massachusetts Bay Transportation Authority, Sales Tax,
                     5.50%, 7/1/30                                                                1,329,638
-----------------------------------------------------------------------------------------------------------
                                                                                             $    5,380,278
-----------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.7%

     $     3,500   Massachusetts Bay Transportation Authority,
                     Variable Rate, 3/1/27(1)(2)                                             $    3,560,200
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,560,200
-----------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 7.7%

     $    11,370   Boston, IDA, (Harbor Electric Energy Co.), (AMT),
                     7.375%, 5/15/15(4)                                                      $   11,425,258
           4,165   Massachusetts Water Resources Authority,
                     5.25%, 12/1/15                                                               4,733,606
-----------------------------------------------------------------------------------------------------------
                                                                                             $   16,158,864
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.9%
  (IDENTIFIED COST $191,810,067)                                                             $  207,932,290
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.1%                                                       $    2,222,002
-----------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                         $  210,154,292
-----------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

FHA - Federal Housing Authority

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 29.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.8% to 15.2% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

MISSISSIPPI MUNICIPALS PORTFOLIO as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 97.0%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
EDUCATION -- 3.0%

     $       470   University of Mississippi Educational Building Corp.,
                     6.20%, 6/1/16                                                           $      537,887
-----------------------------------------------------------------------------------------------------------
                                                                                             $      537,887
-----------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.1%

     $       250   Mississippi Business Finance Corp., (System Energy
                     Resources, Inc.), 5.90%, 5/1/22                                         $      250,102
             300   Warren County, (Mississippi Power & Light),
                     7.00%, 4/1/22                                                                  305,865
-----------------------------------------------------------------------------------------------------------
                                                                                             $      555,967
-----------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 8.6%

     $     2,500   Mississippi Housing Finance Corp., Single Family, Escrowed
                     to Maturity, (AMT), 0.00%, 6/1/15                                       $    1,522,725
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,522,725
-----------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 1.6%

     $       250   Mississippi State General Obligation, 5.00%, 11/1/21                      $      282,935
-----------------------------------------------------------------------------------------------------------
                                                                                             $      282,935
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 3.9%

     $       500   Jones County, (South Central Regional Medical Center),
                     5.50%, 12/1/17                                                          $      503,380
             200   Mississippi Hospital Equipment and Facilities Authority,
                     (Rush Medical Foundation), 6.00%, 1/1/22                                       181,488
-----------------------------------------------------------------------------------------------------------
                                                                                             $      684,868
-----------------------------------------------------------------------------------------------------------

HOUSING -- 7.2%

     $       500   Hinds County, (Woodridge Apartments), (FHA),
                     6.25%, 11/1/27                                                          $      515,350
             270   Mississippi Home Corp., Single Family, (GNMA), (AMT),
                     6.625%, 4/1/27                                                                 277,228
             185   Mississippi Home Corp., Single Family, (GNMA), (AMT),
                     7.55%, 12/1/27                                                                 191,118
             100   Mississippi Home Corp., Single Family, (GNMA), (AMT),
                     8.10%, 12/1/24                                                                 106,395
             185   Mississippi Home Corp., Single Family, (GNMA), (AMT),
                     8.125%, 12/1/24                                                                195,671
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,285,762
-----------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.1%

     $       200   Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22                             $      230,968
             350   Mississippi Business Finance Corp., (E.I. DuPont
                     deNemours), (AMT), 7.15%, 5/1/16                                               357,542
             300   Warren County, (International Paper), (AMT),
                     6.70%, 8/1/18                                                                  321,138
-----------------------------------------------------------------------------------------------------------
                                                                                             $      909,648
-----------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 6.1%

     $       500   Mississippi State University Educational Building Corp.,
                     (MBIA), 5.25%, 8/1/17                                                   $      563,900
             500   Southern Mississippi University Educational Building Corp.,
                     (AMBAC), 5.00%, 3/1/21                                                         520,720
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,084,620
-----------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 2.9%

     $       250   Puerto Rico Electric Power Authority, (MBIA),
                     5.00%, 7/1/20                                                           $      274,662
             100   Puerto Rico Electric Power Authority, (MBIA),
                     Variable Rate, 7/1/16(1)(2)                                                    151,648
              85   Puerto Rico Electric Power Authority, DRIVERS, (FSA),
                     Variable Rate, 7/1/29(1)(2)                                                     96,788
-----------------------------------------------------------------------------------------------------------
                                                                                             $      523,098
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.0%

     $       500   Mississippi Educational Facilities Authority, (Milsaps College),
                     (MBIA), Prerefunded to 11/1/04, 6.50%, 11/1/19                          $      539,475
-----------------------------------------------------------------------------------------------------------
                                                                                             $      539,475
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 9.2%

     $       500   Hinds County, (MBIA), 6.25%, 3/1/11                                       $      598,495
             500   Puerto Rico General Obligation, (FGIC), 5.00%, 7/1/32                            512,070
             250   Puerto Rico General Obligation, (FSA), 5.125%, 7/1/30                            258,427
             220   Puerto Rico General Obligation, (FSA),
                     Variable Rate, 7/1/27(1)(2)                                                    260,735
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,629,727
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 12.9%

     $       750   Gulfport, (Gulfport Memorial Hospital), (MBIA),
                     6.20%, 7/1/18                                                           $      792,690
             600   Hinds County, (Mississippi Methodist Hospital), (AMBAC),
                     5.60%, 5/1/12(3)                                                               689,466

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-HOSPITAL (CONTINUED)

     $       250   Mississippi Hospital Equipment and Facilities Authority,
                     (Forrest County General Hospital), (FSA), 5.50%, 1/1/27                 $      263,620
             500   Mississippi Hospital Equipment and Facilities Authority,
                     (Mississippi Baptist Medical Center), (MBIA),
                     6.00%, 5/1/13                                                                  541,245
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,287,021
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.4%

     $       200   Puerto Rico Public Finance Corp., (AMBAC),
                     Variable Rate, 12/1/19                                                  $      252,204
-----------------------------------------------------------------------------------------------------------
                                                                                             $      252,204
-----------------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 5.9%

     $       500   Mississippi Development Bank, (Capital Projects), (AMBAC),
                     5.00%, 7/1/24                                                           $      519,370
             500   Mississippi Development Bank, (Madison County Road and
                     Bridge), (AMBAC), 5.10%, 6/1/20                                                532,645
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,052,015
-----------------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 2.9%

     $       500   Mississippi Development Bank, (Waste Water Treatment),
                     (FSA), 5.00%, 2/1/28                                                    $      507,385
-----------------------------------------------------------------------------------------------------------
                                                                                             $      507,385
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.0%

     $       180   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                     5.00%, 7/1/28                                                           $      183,469
-----------------------------------------------------------------------------------------------------------
                                                                                             $      183,469
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 3.0%

     $       350   Puerto Rico Highway and Transportation Authority, (AMBAC),
                     5.00%, 7/1/28                                                           $      357,207
             175   Puerto Rico Highway and Transportation Authority, (MBIA),
                     4.75%, 7/1/38                                                                  175,819
-----------------------------------------------------------------------------------------------------------
                                                                                             $      533,026
-----------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.7%

     $       300   Gautier Utility District, (FGIC), 5.125%, 3/1/19                          $      319,674
             600   Harrison County, Wastewater Management and Solid
                     Waste, (FGIC), 4.75%, 2/1/27                                                   594,450
             435   Mississippi Development Bank, (Combined Water &
                     Sewer System), (AMBAC), 5.00%, 7/1/23                                          444,592
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,358,716
-----------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 5.8%

     $       500   Mississippi Development Bank, (Golden Triangle Solid Waste),
                     6.00%, 7/1/15                                                           $      513,100
             500   Mississippi State University Educational Building Corp.,
                     6.15%, 6/15/15                                                                 514,500
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,027,600
-----------------------------------------------------------------------------------------------------------

NURSING HOME -- 1.7%

     $       290   Mississippi Business Finance Corp., (Magnolia Healthcare),
                     7.99%, 7/1/25                                                           $      297,410
-----------------------------------------------------------------------------------------------------------
                                                                                             $      297,410
-----------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.0%

     $       170   Ridgeland, Urban Renewal, (The Orchard),
                     7.75%, 12/1/15                                                          $      174,512
-----------------------------------------------------------------------------------------------------------
                                                                                             $      174,512
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.0%
  (IDENTIFIED COST $15,957,882)                                                              $   17,230,070
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.0%                                                       $      539,371
-----------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                         $   17,769,441
-----------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHA - Federal Housing Authority

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 60.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 8.0% to 21.1% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

NEW YORK MUNICIPALS PORTFOLIO as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
COGENERATION -- 1.7%

     $     2,005   Port Authority of New York and New Jersey, (KIAC),
                     (AMT), 6.75%, 10/1/19                                                   $    2,046,644
           4,250   Suffolk County IDA, (Nissequogue Cogeneration
                     Partners Facility), (AMT), 5.50%, 1/1/23                                     3,944,850
-----------------------------------------------------------------------------------------------------------
                                                                                             $    5,991,494
-----------------------------------------------------------------------------------------------------------

EDUCATION -- 23.1%

     $     8,000   New York Dormitory Authority, (City University),
                     5.625%, 7/1/16                                                          $    9,214,560
           8,500   New York Dormitory Authority, (City University),
                     6.00%, 7/1/20                                                               10,116,190
           5,100   New York Dormitory Authority, (City University),
                     7.00%, 7/1/09                                                                5,847,609
           4,325   New York Dormitory Authority, (City University),
                     7.50%, 7/1/10                                                                5,255,221
           9,985   New York Dormitory Authority, (State University
                     Educational Facilities), 5.25%, 5/15/15                                     11,200,075
          18,775   New York Dormitory Authority, (State University
                     Educational Facilities), 5.25%, 5/15/19(1)                                  20,993,266
          14,680   New York Dormitory Authority, (State University
                     Educational Facilities), 5.25%, 5/15/21                                     16,056,103
           2,000   New York Dormitory Authority, (State University
                     Educational Facilities), 5.50%, 5/15/19                                      2,277,060
-----------------------------------------------------------------------------------------------------------
                                                                                             $   80,960,084
-----------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.8%

     $     1,500   Long Island Power Authority, Electric System Revenue,
                     5.00%, 9/1/24                                                           $    1,508,685
           4,000   Long Island Power Authority, Electric System Revenue,
                     5.375%, 9/1/25                                                               4,100,880
           7,200   Long Island Power Authority, Electric System Revenue,
                     5.50%, 12/1/23                                                               7,611,192
-----------------------------------------------------------------------------------------------------------
                                                                                             $   13,220,757
-----------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 6.2%

     $     1,595   New York City Transitional Finance Authority, (Future Tax),
                     Prerefunded to 5/1/09, 5.50%, 5/1/25                                    $    1,863,151
             820   New York City, Prerefunded to 2/15/06,
                     5.875%, 2/15/19                                                                920,614
           1,000   Tompkins County IDA, (Cornell University), Prerefunded
                     to 7/1/10, 5.75%, 7/1/30                                                     1,189,960
          12,080   Triborough Bridge and Tunnel Authority, Escrowed to
                     Maturity, 5.50%, 1/1/17                                                     14,068,851
     $     3,000   Triborough Bridge and Tunnel Authority, Escrowed
                     to Maturity, 6.125%, 1/1/21                                             $    3,667,680
-----------------------------------------------------------------------------------------------------------
                                                                                             $   21,710,256
-----------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 3.2%

     $     2,500   New York City, 5.375%, 12/1/26                                            $    2,561,225
           4,380   New York City, 5.875%, 2/15/19                                                 4,770,477
           3,500   New York State, 6.00%, 5/15/30                                                 3,835,545
-----------------------------------------------------------------------------------------------------------
                                                                                             $   11,167,247
-----------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 1.9%

     $       380   New York City IDA, (A Very Special Place),
                     5.75%, 1/1/29                                                           $      308,378
           5,050   New York Dormitory Authority, (Mental Health Facilities),
                     5.375%, 2/15/26                                                              5,148,525
             290   Suffolk County Industrial Development Agency, Civic Facility
                     Revenue, (Alliance of LI), 7.50%, 9/1/15                                       309,665
             110   Suffolk County Industrial Development Agency, Civic Facility
                     Revenue, (Alliance of LI), 7.50%, 9/1/15                                        95,821
             290   Suffolk County Industrial Development Agency, Civic Facility
                     Revenue, (Alliance of LI), 7.50%, 9/1/15                                       309,665
             300   Suffolk County Industrial Development Agency, Civic Facility
                     Revenue, (Alliance of LI), 7.50%, 9/1/15                                       320,343
-----------------------------------------------------------------------------------------------------------
                                                                                             $    6,492,397
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 6.3%

     $     1,205   Chautauqua County IDA, (Womans Christian Association),
                     6.35%, 11/15/17                                                         $    1,122,060
           3,250   Chautauqua County IDA, (Womans Christian Association),
                     6.40%, 11/15/29                                                              3,013,595
           2,885   Fulton County IDA, (Nathan Littauer Hospital),
                     6.00%, 11/1/18                                                               2,537,992
           1,110   Nassau County Industrial Development Agency,
                     (North Shore Health System), 5.875%, 11/1/11                                 1,214,651
             995   New York City Industrial Development Agency,
                     (Staten Island University Hospital), 6.45%, 7/1/32                           1,061,128
           4,500   New York Dormitory Authority, (Lenox Hill Hospital),
                     5.50%, 7/1/30                                                                4,595,175
           2,750   Oneida County Industrial Development Agency,
                     (Elizabeth Medical Center), 5.875%, 12/1/29                                  2,383,672
           1,000   Oneida County Industrial Development Agency,
                     (Elizabeth Medical Center), 6.00%, 12/1/29                                     882,800
           5,000   Suffolk County Industrial Development Agency,
                     (Huntington Hospital), 5.875%, 11/1/32                                       5,155,850
-----------------------------------------------------------------------------------------------------------
                                                                                             $   21,966,923
-----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
HOUSING -- 1.6%

     $     3,888   New York City HDC, Allerville, 6.50%, 11/15/18                            $    3,891,514
           1,705   New York City HDC, Dayton, 6.50%, 11/15/18                                     1,792,993
-----------------------------------------------------------------------------------------------------------
                                                                                             $    5,684,507
-----------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 2.6%

     $     3,500   New York City Industrial Development Agency,
                     (American Airlines, Inc.-JFK International Airport), (AMT),
                     8.00%, 8/1/12                                                           $    2,414,965
           2,500   New York Energy Research and Development Authority,
                     (Brooklyn Union Gas), (AMT), Variable Rate, 7/1/26(2)                        3,104,500
           1,975   Onondaga County IDA, (Senior Air Cargo) (AMT),
                     6.125%, 1/1/32                                                               1,976,145
           1,600   Port Authority of New York and New Jersey,
                     (Continental Airlines), (AMT), 9.125%, 12/1/15                               1,620,720
-----------------------------------------------------------------------------------------------------------
                                                                                             $    9,116,330
-----------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 4.2%

     $    12,500   New York Dormitory Authority, (New York University),
                     (MBIA), 5.75%, 7/1/27                                                   $   14,553,000
-----------------------------------------------------------------------------------------------------------
                                                                                             $   14,553,000
-----------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 0.7%

     $       750   Puerto Rico Electric Power Authority, (FSA),
                     Variable Rate, 7/1/29(2)(3)                                             $      819,338
           1,500   Puerto Rico Electric Power Authority, (MBIA),
                     Variable Rate, 7/1/29(3)(4)                                                  1,708,020
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,527,358
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 1.6%

     $     5,200   Metropolitan Transportation Authority of New York, (FGIC),
                     Prerefunded to 10/1/15, 4.75%, 4/1/28                                   $    5,759,936
-----------------------------------------------------------------------------------------------------------
                                                                                             $    5,759,936
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 1.4%

     $       700   Bethlehem Central School District, (AMBAC),
                     7.10%, 11/1/08                                                          $      857,752
             700   Bethlehem Central School District, (AMBAC),
                     7.10%, 11/1/09                                                                 870,751
             700   Jamestown, (AMBAC), 7.10%, 3/15/11                                               877,583
             675   Jamestown, (AMBAC), 7.10%, 3/15/12                                               860,720
             675   Jamestown, (AMBAC), 7.10%, 3/15/13                                               865,141
             515   Jamestown, (AMBAC), 7.10%, 3/15/14                                               665,962
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,997,909
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.6%

     $     3,145   New York City Health and Hospital Corp., (Health Systems),
                     (AMBAC), 5.00%, 2/15/23                                                 $    3,231,330
           4,715   New York Dormitory Authority, (Memorial Sloan-Kettering
                     Cancer Center), (MBIA), 0.00%, 7/1/27                                        1,420,582
          17,945   New York Dormitory Authority, (Memorial Sloan-Kettering
                     Cancer Center), (MBIA), 0.00%, 7/1/30                                        4,598,227
-----------------------------------------------------------------------------------------------------------
                                                                                             $    9,250,139
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.4%

     $     1,367   Puerto Rico Public Building Authority, (CIFG),
                     Variable Rate, 7/1/36(3)(4)                                             $    1,512,770
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,512,770
-----------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 1.7%

     $     5,045   New York City Trust Cultural Resources, (AMBAC),
                     Variable Rate, 7/1/29(2)(3)                                             $    6,086,994
-----------------------------------------------------------------------------------------------------------
                                                                                             $    6,086,994
-----------------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 1.4%

     $     4,495   Islip Resource Recovery Agency, (MBIA), 6.50%, 7/1/09                     $    4,995,743
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,995,743
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.3%

     $     2,950   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                     Variable Rate, 7/1/07(2)(3)                                             $    3,063,723
           1,225   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                     Variable Rate, 7/1/28(3)(4)                                                  1,295,830
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,359,553
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 3.0%

     $     3,165   Monroe County, Airport Authority, (MBIA), (AMT),
                     Variable Rate, 1/1/19(2)(3)                                             $    4,121,083
           1,750   Niagara Frontier Airport Authority, (Buffalo Niagara
                     International Airport), (MBIA), (AMT),
                     Variable Rate, 4/1/29(2)(3)                                                  1,997,625
           3,000   Puerto Rico Highway and Transportation Authority, (FSA),
                     4.75%, 7/1/38                                                                3,014,040
           1,500   Triborough Bridge and Tunnel Authority, (MBIA),
                     5.00%, 11/15/32                                                              1,520,220
-----------------------------------------------------------------------------------------------------------
                                                                                             $   10,652,968
-----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 10.9%

     $     5,000   New York Housing Finance Agency, New York City Health
                     Facilities, Variable Rate, 5/1/04(2)(3)                                 $    6,057,800
          27,940   New York Urban Development Corp., 5.70%, 4/1/20                               32,080,708
-----------------------------------------------------------------------------------------------------------
                                                                                             $   38,138,508
-----------------------------------------------------------------------------------------------------------

NURSING HOME -- 0.8%

     $     2,600   New York MCFFA, Hospital and Nursing Insured Mortgage,
                     (FHA), 7.25%, 2/15/31                                                   $    2,638,246
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,638,246
-----------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.8%

     $     2,000   Albany Industrial Development Agency Civic Facility,
                     (Charitable Leadership), 5.75%, 7/1/26                                  $    2,022,860
           3,500   Puerto Rico Infrastructure Financing Authority,
                     Variable Rate, 10/1/32(3)(4)                                                 4,429,215
-----------------------------------------------------------------------------------------------------------
                                                                                             $    6,452,075
-----------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 0.8%

     $     2,795   Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12                      $    2,856,099
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,856,099
-----------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 9.1%

     $     6,080   New York City Transitional Finance Authority,
                     4.75%, 11/1/23                                                          $    6,108,576
           2,700   New York City Transitional Finance Authority,
                     5.00%, 2/1/28                                                                2,734,587
           2,000   New York City Transitional Finance Authority, (Future Tax),
                     5.50%, 5/1/25                                                                2,146,320
          19,830   New York State Local Government Assistance Corp.,
                     5.00%, 4/1/21                                                               20,960,310
-----------------------------------------------------------------------------------------------------------
                                                                                             $   31,949,793
-----------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.4%

     $     5,000   Metropolitan Transportation Authority, 5.25%, 11/15/31                    $    5,088,550
           4,000   Metropolitan Transportation Authority, 5.25%, 11/15/32                         4,073,680
           2,500   Port Authority of New York and New Jersey,
                     6.125%, 6/1/94                                                               2,860,650
           3,800   Port Authority of New York and New Jersey, (AMT),
                     Variable Rate, 6/15/33(2)(3)                                                 3,467,462
-----------------------------------------------------------------------------------------------------------
                                                                                             $   15,490,342
-----------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.0%

     $     6,500   New York City Municipal Water Finance Authority,
                     5.75%, 6/15/29                                                          $    7,070,050
-----------------------------------------------------------------------------------------------------------
                                                                                             $    7,070,050
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.5%
  (IDENTIFIED COST $305,455,101)                                                             $  345,601,478
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.5%                                                       $    5,290,949
-----------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                         $  350,892,427
-----------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHA - Federal Housing Authority

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

CIFG - CDC IXIS Financial Guaranty North America, Inc.

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 19.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.4% to 10.1% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as an inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)  Security has been issued as a leveraged inverse floater bond.

                       See notes to financial statements.

OHIO MUNICIPALS PORTFOLIO as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
COGENERATION --  1.2%

     $     2,300   Ohio Water Development Authority, Solid Waste Disposal,
                     (Bay Shore Power), (AMT), 5.875%, 9/1/20                                $    2,123,498
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,123,498
-----------------------------------------------------------------------------------------------------------

EDUCATION -- 5.5%

     $       550   Ohio Higher Educational Facilities Authority,
                     (Case Western University), 6.50%, 10/1/20                               $      696,041
           5,875   Ohio Higher Educational Facilities Authority,
                     (Oberlin College), Variable Rate, 10/1/29(1)(2)                              6,030,805
           2,500   Ohio Higher Educational Facilities, (Case Western Reserve
                     University), 5.50%, 10/1/21                                                  2,746,475
-----------------------------------------------------------------------------------------------------------
                                                                                             $    9,473,321
-----------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.2%

     $     2,000   Clyde, Electric System Revenue, (AMT),
                     6.00%, 11/15/14                                                         $    2,069,460
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,069,460
-----------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 2.4%

     $       930   Tuscarawas County Public Library Improvement,
                     6.90%, 12/1/11                                                          $      934,287
           3,010   Youngstown, 7.35%, 7/1/05                                                      3,282,164
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,216,451
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 11.2%

     $     1,500   Cuyahoga County, (Cleveland Clinic Health System),
                     5.50%, 1/1/29                                                           $    1,536,840
           3,000   Erie County Hospital Facilities, (Firelands Regional Medical
                     Center), 5.625%, 8/15/32                                                     3,070,530
           2,125   Highland County, (Township Hospital), 6.75%, 12/1/29                           1,959,059
           1,000   Mahoning County Ohio Hospital Facility, (Forum Health
                     Obligation Group), 6.00%, 11/15/32                                           1,041,110
           3,800   Miami, (Upper Valley Medical Center), 6.375%, 5/15/26                          3,897,242
           1,000   Parma, (Parma Community General Hospital Association),
                     5.35%, 11/1/18                                                               1,032,140
           4,250   Parma, (Parma Community General Hospital Association),
                     5.375%, 11/1/29                                                              4,269,677
           2,500   Richland County Hospital Facilities, (Medcentral Health
                     Systems), 6.375%, 11/15/30                                                   2,652,650
-----------------------------------------------------------------------------------------------------------
                                                                                             $   19,459,248
-----------------------------------------------------------------------------------------------------------

HOUSING -- 2.5%

     $     4,000   Franklin County, (Tuttle Park), (FHA), (AMT),
                     6.60%, 3/1/36                                                           $    4,288,960
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,288,960
-----------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 9.2%

     $     2,000   Cleveland Airport, (Continental Airlines), (AMT),
                     5.375%, 9/15/27                                                         $    1,359,560
           4,500   Cleveland Airport, (Continental Airlines), (AMT),
                     5.70%, 12/1/19                                                               3,383,595
           2,890   Dayton, Special Facilities Revenue, (Emery Air Freight),
                     5.625%, 2/1/18                                                               2,208,509
           1,000   Ohio Environmental Facilities, (Ford Motor), (AMT),
                     5.95%, 9/1/29                                                                  999,940
           2,500   Ohio Environmental Facilities, (Ford Motor), (AMT),
                     6.15%, 6/1/30                                                                2,524,800
           1,000   Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15                         1,258,980
           4,000   Ohio Sewer and Solid Waste Disposal Facilities,
                     (Anheuser Busch), (AMT), 6.00%, 7/1/35                                       4,245,320
-----------------------------------------------------------------------------------------------------------
                                                                                             $   15,980,704
-----------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 4.1%

     $       700   Puerto Rico Industrial, Tourist, Educational, Medical and
                     Environmental, Residual Certificates, (MBIA),
                     Variable Rate, 7/1/33(2)(3)                                             $      740,194
           2,000   University of Akron, (FGIC), Variable Rate, 1/1/29(1)(2)                       2,395,300
           4,000   University of Cincinnati, (FGIC), 5.00%, 6/1/31                                4,051,680
-----------------------------------------------------------------------------------------------------------
                                                                                             $    7,187,174
-----------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 7.7%

     $     2,000   Cuyahoga County Utility Systems, (Medical Center Co.),
                     (MBIA), (AMT), 6.10%, 8/15/15                                           $    2,188,260
           4,445   Ohio Air Quality Development Authority, (Ohio Power),
                     RITES, (AMBAC), Variable Rate, 5/1/20(2)(3)                                  4,779,175
           3,000   Ohio Municipal Electric Generation Agency, (MBIA),
                     0.00%, 2/15/26                                                                 978,570
           2,500   Ohio Municipal Electric Generation Agency, (MBIA),
                     0.00%, 2/15/27                                                                 775,125
           4,750   Ohio Municipal Electric Generation Agency, (MBIA),
                     0.00%, 2/15/28                                                               1,392,462
           3,150   Puerto Rico Electric Power Authority, (XLCA),
                     4.75%, 7/1/24                                                                3,172,397
-----------------------------------------------------------------------------------------------------------
                                                                                             $   13,285,989
-----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 0.3%

     $       495   Cuyahoga County Hospital, (MBIA), Escrowed to Maturity,
                     5.125%, 1/1/29                                                          $      504,979
-----------------------------------------------------------------------------------------------------------
                                                                                             $      504,979
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 14.6%

     $     1,500   Amherst School District, (FGIC), 5.00%, 12/1/26                           $    1,524,540
           1,250   Athens City School District, (FSA), 6.00%, 12/1/24                             1,413,650
           2,500   Columbus City School District, (FGIC), 5.00%, 12/1/31                          2,537,175
           3,000   Geneva Area City School District, (MBIA), 4.50%, 12/1/30                       2,848,710
           1,500   Highland Local School District, (FSA), 5.00%, 12/1/23                          1,538,835
           2,110   Hudson Local School District, (FGIC), 0.00%, 12/15/09                          1,764,635
           1,500   Lima City School District, (AMBAC), 6.00%, 12/1/22                             1,715,670
           1,000   Maumee City School District, (FSA), 5.00%, 12/1/27                             1,018,380
           1,300   Minerva Local School District, (Classroom Facility),
                     (MBIA), 5.30%, 12/1/29                                                       1,363,895
           2,600   Norwalk City School District, (AMBAC), 4.75%, 12/1/26                          2,598,024
           1,500   Pickering Local School District, (FGIC), 0.00%, 12/1/16                          855,465
           5,000   Plain School District, (FGIC), 5.00%, 12/1/30                                  5,089,850
           1,000   Springfield City School District, (Clark County),
                     (FGIC), 5.20%, 12/1/23                                                       1,056,560
-----------------------------------------------------------------------------------------------------------
                                                                                             $   25,325,389
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 0.9%

     $       500   Cuyahoga County Hospital, (Cleveland Clinic),
                     (MBIA), 5.125%, 1/1/29                                                  $      508,635
           1,000   Montgomery County, (Miami Valley Hospital),
                     (AMBAC), 6.25%, 11/15/16                                                     1,024,030
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,532,665
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 6.2%

     $     3,000   Hamilton County Sales Tax, (AMBAC), 5.25%, 12/1/32                        $    3,108,660
           1,500   Hamilton County Sales Tax, (MBIA), 4.75%, 12/1/27                              1,495,845
           2,990   Hamilton County Sales Tax, (MBIA), 5.00%, 12/1/27                              3,025,252
           1,350   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                     Variable Rate, 7/1/07(1)(2)                                                  1,402,043
           1,575   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                     Variable Rate, 7/1/28(2)(3)                                                  1,666,067
-----------------------------------------------------------------------------------------------------------
                                                                                             $   10,697,867
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 8.5%

     $     3,000   Cleveland Airport System, (FSA), 5.00%, 1/1/31(4)                         $    3,037,080
           1,500   Ohio Turnpike Commission, (FGIC), 4.50%, 2/15/24                               1,458,000
           7,000   Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24                               7,881,720
     $     2,250   Puerto Rico Highway and Transportation Authority, (FSA),
                     4.75%, 7/1/38                                                           $    2,260,530
-----------------------------------------------------------------------------------------------------------
                                                                                             $   14,637,330
-----------------------------------------------------------------------------------------------------------

NURSING HOME -- 10.3%

     $     2,000   Cuyahoga County Health Care Facilities, (Benjamin Rose
                     Institute), 5.50%, 12/1/17                                              $    1,865,680
           2,100   Cuyahoga County Health Care Facilities, (Benjamin Rose
                     Institute), 5.50%, 12/1/28                                                   1,795,038
           1,305   Cuyahoga County Health Care Facilities, (Maple Care Center)
                     (GNMA), (AMT), 8.00%, 8/20/16                                                1,526,341
           1,000   Hamilton County, (Wesley Hall), 6.50%, 3/1/15                                  1,049,260
           1,205   North Canton Health Care Facilities, (St. Luke Lutheran),
                     (GNMA), 6.10%, 9/20/16                                                       1,341,888
           6,455   North Canton Health Care Facilities, (St. Luke Lutheran),
                     (GNMA), 9.55%, 3/20/32                                                       8,190,685
           2,320   Ohio HFA, Retirement Rental Housing, (Encore Retirement
                     Partners), 6.75%, 3/1/19                                                     1,995,780
-----------------------------------------------------------------------------------------------------------
                                                                                             $   17,764,672
-----------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 2.2%

     $     3,000   Puerto Rico Infrastructure Financing Authority,
                     Variable Rate, 10/1/32(2)(3)                                            $    3,796,470
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,796,470
-----------------------------------------------------------------------------------------------------------

POOLED LOANS -- 7.7%

     $       395   Ohio Economic Development Commission, (Burrows Paper),
                     (AMT), 7.625%, 6/1/11                                                   $      397,121
              60   Ohio Economic Development Commission, (Cheryl & Co.),
                     (AMT), 5.50%, 12/1/04                                                           61,509
             530   Ohio Economic Development Commission, (Cheryl & Co.),
                     (AMT), 5.90%, 12/1/09                                                          555,790
           1,025   Ohio Economic Development Commission, (Consolidated
                     Biscuit), (AMT), 7.00%, 12/1/09                                              1,111,203
           2,565   Ohio Economic Development Commission, (J J & W LP),
                     (AMT), 6.70%, 12/1/14                                                        2,646,747
             650   Ohio Economic Development Commission, (Ohio Enterprise),
                     (AMT), 7.625%, 12/1/11                                                         653,907
           1,300   Ohio Economic Development Commission, (Progress Plastic
                     Products), (AMT), 7.80%, 12/1/09                                             1,421,342
             900   Ohio Economic Development Commission, (Royal Appliance
                     Manufacturing), (AMT), 7.625%, 12/1/11                                         903,285
           5,300   Rickenbacker Port Authority Capital Funding (Oasbo),
                     5.375%, 1/1/32                                                               5,573,745
-----------------------------------------------------------------------------------------------------------
                                                                                             $   13,324,649
-----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
SENIOR LIVING / LIFE CARE -- 0.6%

     $     1,000   Allen County Lima, (Convalescent Home Foundation),
                     (GNMA), 6.40%, 1/1/21                                                   $    1,012,820
              40   Hamilton County Hospital Facilities, (Episcopal Retirement
                     Home), 6.80%, 1/1/08                                                            40,189
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,053,009
-----------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 2.1%

     $     2,000   Cleveland-Cuyahoga County Port Authority,
                     7.00%, 12/1/18                                                          $    2,044,220
           1,420   Cuyahoga County Economic Development, (Shaker Square),
                     6.75%, 12/1/30                                                               1,651,119
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,695,339
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.4%
  (IDENTIFIED COST $160,025,660)                                                             $  170,417,174
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.6%                                                       $    2,778,765
-----------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                         $  173,195,939
-----------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 42.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.9% to 16.8% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

RHODE ISLAND MUNICIPALS PORTFOLIO as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
EDUCATION -- 4.5%

     $       500   Rhode Island Health and Educational Building Corp.,
                     (Brown University), 5.00%, 9/1/23                                       $      510,115
             905   Rhode Island Health and Educational Building Corp.,
                     (Higher Education Facility-Brown University),
                     5.00%, 9/1/23                                                                  929,064
           1,000   Rhode Island Health and Educational Building Corp.,
                     (Higher Education Facility-Salve Regina),
                     5.125%, 3/15/32                                                              1,013,400
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,452,579
-----------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.0%

     $       230   Rhode Island Depositors Economic Protection Corp.,
                     Escrowed to Maturity, 5.75%, 8/1/21                                     $      269,178
             220   Rhode Island Depositors Economic Protection Corp.,
                     Escrowed to Maturity, 6.375%, 8/1/22                                           273,130
-----------------------------------------------------------------------------------------------------------
                                                                                             $      542,308
-----------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 1.2%

     $       225   Puerto Rico, 0.00%, 7/1/16                                                $      126,610
             500   Puerto Rico Public Buildings Authority, (Commonwealth
                     Guaranteed), 5.25%, 7/1/21                                                     516,100
-----------------------------------------------------------------------------------------------------------
                                                                                             $      642,710
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 9.0%

     $     1,000   Rhode Island Health and Educational Building Corp.,
                     (Hospital Financing-Lifespan Obligation Group),
                     6.50%, 8/15/32                                                          $    1,016,400
             750   Rhode Island Health and Educational Building Corp.,
                     (Westerly Hospital), 5.60%, 7/1/31                                             759,937
             500   Rhode Island HEFA, (Newport Hospital), 5.30%, 7/1/29                             485,935
           1,250   Rhode Island HEFA, (South County Hospital),
                     5.75%, 11/15/26                                                              1,255,987
             725   Rhode Island HEFA, (St. Joseph Health Services),
                     5.50%, 10/1/29                                                                 617,287
             830   Rhode Island HEFA, (Westerly Hospital), 6.00%, 7/1/14                            820,862
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,956,408
-----------------------------------------------------------------------------------------------------------

HOUSING -- 0.2%

     $       135   Rhode Island Housing and Mortgage Finance Corp.,
                     (AMT), 7.55%, 10/1/22                                                   $      135,188
-----------------------------------------------------------------------------------------------------------
                                                                                             $      135,188
-----------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 21.4%

     $     1,000   Rhode Island Health and Educational Building Corp.,
                     (Providence College), (XLCA), 5.00%, 11/1/24                            $    1,015,400
           1,000   Rhode Island Health and Educational Building Corp.,
                     (Rhode Island College), (AMBAC), 5.625%, 9/15/30                             1,082,300
           2,350   Rhode Island Health and Educational Building Corp.,
                     (School of Design), (MBIA), 5.00%, 6/1/31                                    2,383,135
             850   Rhode Island Health and Educational Building Corp.,
                     (University of Rhode Island), (AMBAC), 5.00%, 9/15/22                          880,719
           2,145   Rhode Island HEFA, (Bryant College), (AMBAC),
                     5.00%, 12/1/31                                                               2,171,405
           1,575   Rhode Island HEFA, (Johnson and Wales University), (MBIA),
                     5.00%, 4/1/29                                                                1,595,144
             500   Rhode Island HEFA, (Roger Williams College), (AMBAC),
                     5.00%, 11/15/24                                                                509,120
             400   Rhode Island HEFA, (Roger Williams College), (AMBAC),
                     5.00%, 11/15/28                                                                403,244
           1,000   Rhode Island HEFA, (University of Rhode Island), (AMBAC),
                     5.70%, 9/15/30                                                               1,093,300
             500   Rhode Island HEFA, (University of Rhode Island), (MBIA),
                     5.50%, 9/15/19                                                                 554,630
-----------------------------------------------------------------------------------------------------------
                                                                                             $   11,688,397
-----------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.3%

     $     1,750   Puerto Rico Electric Power Authority, (MBIA),
                     0.00%, 7/1/17                                                           $      947,677
             300   Puerto Rico Electric Power Authority, (MBIA),
                     Variable Rate, 7/1/16(1)(2)                                                    454,944
             335   Puerto Rico Electric Power Authority, DRIVERS, (FSA),
                     Variable Rate, 7/1/29(1)(2)                                                    381,458
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,784,079
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.7%

     $       255   Rhode Island Clean Water Protection Finance Agency,
                     Water Pollution Control, (MBIA), Prerefunded to 10/1/04,
                     5.85%, 10/1/09                                                          $      272,263
             500   Rhode Island Depositors Economic Protection Corp., (MBIA),
                     Escrowed to Maturity, 5.80%, 8/1/09                                            588,650
           1,000   Rhode Island Depositors Economic Protection Corp., (MBIA),
                     Escrowed to Maturity, 5.80%, 8/1/12                                          1,185,410
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,046,323
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 7.5%

     $     1,000   North Kingstown, (FGIC), 5.875%, 10/1/25(3)                               $    1,112,840
           1,000   Providence, (FGIC), 5.00%, 1/15/26                                             1,016,650
             500   Puerto Rico General Obligation, (FSA),
                     Variable Rate, 7/1/27(1)(2)                                                    592,580

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

     $       375   Rhode Island and Providence Plantations, (FGIC),
                     4.75%, 9/1/17                                                           $      390,435
             335   Rhode Island and Providence Plantations, (FGIC),
                     5.375%, 6/1/19                                                                 368,138
             575   Warwick, (AMBAC), 5.00%, 7/15/21                                                 603,957
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,084,600
-----------------------------------------------------------------------------------------------------------

INSURED-HEALTH CARE MISCELLANEOUS -- 3.7%

     $     2,000   Rhode Island Health and Educational Building Corp.,
                     (Higher Education Facilities), (MBIA), 5.00%, 9/15/23                   $    2,049,640
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,049,640
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 3.6%

     $     1,900   Rhode Island HEFA, (Lifespan), (MBIA), 5.25%, 5/15/26                     $    1,947,538
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,947,538
-----------------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 4.7%

     $     1,000   Rhode Island Housing and Mortgage Finance Corp.,
                     (Rental Housing Program), (FSA), (AMT),
                     5.25%, 10/1/31                                                          $    1,008,310
           1,000   Rhode Island Housing and Mortgage Finance Corp.,
                     (Rental Housing Program), (FSA), (AMT),
                     5.55%, 10/1/32                                                               1,028,140
             500   Villa Excelsior Housing Development Corp., (MBIA),
                     6.85%, 1/1/24                                                                  515,130
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,551,580
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 2.3%

     $       500   Providence Public Building Authority, (School and Public
                     Facilities Projects), (FSA), 5.00%, 12/15/18                            $      532,940
             750   Providence Public Building Authority, (School Projects),
                     (MBIA), 4.50%, 12/15/23                                                        735,795
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,268,735
-----------------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 1.4%

     $       750   Rhode Island Resource Recovery Corp., (MBIA),
                     (AMT), 5.00%, 3/1/22                                                    $      758,962
-----------------------------------------------------------------------------------------------------------
                                                                                             $      758,962
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 6.5%

     $     2,300   Convention Center Authority of Rhode Island, (MBIA),
                     5.25%, 5/15/15                                                          $    2,605,164
     $       500   Puerto Rico Infrastructure Financing Authority,
                     (AMBAC), Variable Rate, 7/1/07(1)(4)                                    $      519,275
             420   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                     Variable Rate, 7/1/28(1)(2)                                                    444,284
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,568,723
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 5.5%

     $     1,000   Puerto Rico Highway and Transportation Authority, (FSA),
                     4.75%, 7/1/38                                                           $    1,004,680
             250   Puerto Rico Highway and Transportation Authority, (MBIA),
                     5.00%, 7/1/38                                                                  254,208
             250   Rhode Island Economic Development Corp. Airport, (FSA),
                     5.00%, 7/1/23                                                                  255,658
           1,500   Rhode Island Economic Development Corp. Airport, (FSA),
                     5.00%, 7/1/28                                                                1,512,105
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,026,651
-----------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 5.6%

     $     1,500   Kent County Water Authority, (MBIA), 6.35%, 7/15/14                       $    1,590,240
             750   Rhode Island Clean Water, Safe Drinking Water, (AMBAC),
                     6.70%, 1/1/15                                                                  813,713
             350   Rhode Island Clean Water, Water Pollution Control, (MBIA),
                     5.40%, 10/1/15                                                                 400,845
             245   Rhode Island Clean Water, Water Pollution Control, (MBIA),
                     5.85%, 10/1/09                                                                 261,163
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,065,961
-----------------------------------------------------------------------------------------------------------

NURSING HOME -- 5.0%

     $       500   Rhode Island HEFA, (Roger Williams Realty),
                     6.50%, 8/1/29                                                           $      545,945
           1,275   Rhode Island HEFA, (Steere House), 5.80%, 7/1/20                               1,196,307
           1,000   Rhode Island HEFA, (Tockwotton Home), 6.25%, 8/15/22                             983,500
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,725,752
-----------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 3.2%

     $       515   Puerto Rico Infrastructure Financing Authority,
                     Variable Rate, 10/1/32(1)(2)                                            $      651,727
           1,000   Puerto Rico Infrastructure Financing Authority,
                     5.50%, 10/1/40                                                               1,083,420
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,735,147
-----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE -- 3.6%

     $     1,500   Providence, Tax Increment, 7.65%, 6/1/16                                  $    1,490,760
             500   Tiverton, Obligation Tax Increment, (Mount Hope Bay
                     Village), 6.875%, 5/1/22                                                       502,570
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,993,330
-----------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 1.8%

     $       955   Rhode Island Clean Water, PCR, 5.00%, 10/1/22                             $      991,099
-----------------------------------------------------------------------------------------------------------
                                                                                             $      991,099
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.7%
  (IDENTIFIED COST $50,943,161)                                                              $   54,015,710
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.3%                                                       $      693,155
-----------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                         $   54,708,865
-----------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 70.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.9% to 35.4% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as an inverse floater bond.

                       See notes to financial statements.

WEST VIRGINIA MUNICIPALS PORTFOLIO as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 99.7%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
EDUCATION -- 2.8%

     $       750   Sheperd College Board of Governors, 5.125%, 12/1/33                       $      750,622
-----------------------------------------------------------------------------------------------------------
                                                                                             $      750,622
-----------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.8%

     $       500   Mason County PCR, (Appalachian Power Co.),
                     5.50%, 10/1/22                                                          $      498,540
-----------------------------------------------------------------------------------------------------------
                                                                                             $      498,540
-----------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 8.3%

     $     1,820   West Virginia Health Facilities Authority, (Charleston Area
                     Medical Center), Escrowed to Maturity, 6.50%, 9/1/23                    $    2,258,529
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,258,529
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 3.5%

     $     1,000   Berkeley Building Commission, (City Hospital),
                     6.50%, 11/1/22(1)                                                       $      953,860
-----------------------------------------------------------------------------------------------------------
                                                                                             $      953,860
-----------------------------------------------------------------------------------------------------------

HOUSING -- 3.3%

     $     6,000   West Virginia Housing Development Fund,
                     0.00%, 11/1/37                                                          $      890,760
-----------------------------------------------------------------------------------------------------------
                                                                                             $      890,760
-----------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 2.7%

     $       500   Braxton County, (Weyerhaeuser), (AMT),
                     5.80%, 6/1/27                                                           $      501,200
             240   Jefferson, (Royal Venders), (AMT), 5.90%, 8/1/04                                 247,291
-----------------------------------------------------------------------------------------------------------
                                                                                             $      748,491
-----------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 13.1%

     $     1,250   Fairmont College Student Activity Revenue, (FGIC),
                     5.00%, 6/1/32                                                           $    1,265,312
             455   West Virginia Higher Education Interim Governing Board,
                     (Marshall University), (FGIC), 5.00%, 5/1/31                                   459,700
             500   West Virginia State University System, (West Virginia
                     University Project), (AMBAC), 0.00%, 4/1/24                                    171,245
             500   West Virginia University System, (Marshall University
                     Library), (AMBAC), 5.75%, 4/1/16                                               548,370
           2,000   West Virginia University System, (West Virginia University
                     Project), (AMBAC), 0.00%, 4/1/31                                               461,460
     $     2,050   West Virginia University System, (West Virginia University
                     Project), (AMBAC), 0.00%, 4/1/25                                        $      662,457
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,568,544
-----------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 7.3%

     $       450   Marshall PCR, (Ohio Power), (MBIA), 5.45%, 7/1/14                         $      463,279
             250   Pleasants County PCR, (Potomac Edison), (AMBAC), (AMT),
                     5.50%, 4/1/29                                                                  257,635
           1,000   Pleasants County PCR, (West Pennsylvania), (AMBAC),
                     (AMT), 5.50%, 4/1/29                                                         1,031,660
             150   Puerto Rico Electric Power Authority, (MBIA),
                     Variable Rate, 7/1/16(2)(3)                                                    227,472
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,980,046
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 7.5%

     $     2,500   Kanawha-Putnam, Single Family, (AMBAC), Escrowed to
                     Maturity, 0.00%, 12/1/16                                                $    1,398,475
             355   West Virginia Parkways Economic Development and
                     Tourism Authority, (FGIC), Escrowed to Maturity,
                     0.00%, 5/15/04                                                                 352,792
             250   West Virginia Parkways, Economic Development and
                     Tourism Authority, (FGIC), Prerefunded to 5/15/04,
                     5.25%, 5/15/19                                                                 281,220
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,032,487
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 11.0%

     $       250   Ohio County Board of Education, (MBIA),
                     5.125%, 6/1/18                                                          $      269,373
             500   Puerto Rico General Obligation, (FSA), 5.125%, 7/1/30                            516,855
             300   Puerto Rico General Obligation, (FSA),
                     Variable Rate, 7/1/27(2)(3)                                                    355,548
             500   West Virginia School Building Authority, (AMBAC),
                     5.60%, 7/1/17                                                                  561,780
           2,200   West Virginia, (FGIC), 0.00%, 11/1/19                                          1,014,882
             250   West Virginia, (FGIC), 5.75%, 11/1/21                                            279,250
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,997,688
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 15.4%

     $       500   Harrison County Building Commission, (Maplewood
                     Retirement), (AMBAC), 5.25%, 4/1/28                                     $      511,685
             500   Randolph County Commission Health System, (Davis Health
                     System Inc.), (FSA), 5.20%, 11/1/21                                            522,370
           1,000   West Virginia Health Facilities Authority, (Cabell Huntington
                     Hospital), (AMBAC), 6.25%, 1/1/19                                            1,032,650
             850   West Virginia Health Facilities Authority, (Charleston Area
                     Medical Center), (MBIA), 5.75%, 9/1/13                                         925,395

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-HOSPITAL (CONTINUED)

     $     1,200   West Virginia Health Facilities Authority, (West Virginia
                     University Medical Corp.), (MBIA), 6.10%, 1/1/18                        $    1,214,424
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,206,524
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.7%

     $       500   West Virginia Economic Development Authority,
                     (Correctional Juvenile and Public), (MBIA),
                     5.00%, 6/1/26                                                           $      507,670
             500   West Virginia Economic Development Authority,
                     (West Virginia University), (AMBAC), 5.00%, 7/15/31                            504,745
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,012,415
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.2%

     $       400   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                     Variable Rate, 7/1/07(4)(2)                                             $      415,420
             175   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                     Variable Rate, 7/1/28(2)(3)                                                    185,119
-----------------------------------------------------------------------------------------------------------
                                                                                             $      600,539
-----------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 15.6%

     $       250   Berkeley Public Service District Sewer, (MBIA),
                     5.75%, 10/1/25                                                          $      273,938
             500   Crab Orchard - MacArthur Public Service District Sewer
                     System, (AMBAC), 5.50%, 10/1/25                                                532,735
             500   Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31                               504,460
           1,000   Parkersburg Waterworks and Sewer, (FSA), 5.80%, 9/1/19                         1,113,940
             500   West Virginia Water Development, (Loan Program II),
                     (AMBAC), 5.00%, 11/1/33                                                        506,565
             750   West Virginia Water Development, (Loan Program II),
                     (FSA), 6.00%, 11/1/14                                                          804,998
             500   West Virginia Water Development, (Loan Program III),
                     (AMBAC), (AMT), 5.65%, 7/1/40                                                  523,550
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,260,186
-----------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.5%

     $       400   West Virginia Economic Development Authority,
                     (State Office Building), 5.00%, 10/1/26                                 $      401,584
-----------------------------------------------------------------------------------------------------------
                                                                                             $      401,584
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 99.7%
  (IDENTIFIED COST $25,525,688)                                                              $   27,160,815
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.3%                                                       $       76,164
-----------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                         $   27,236,979
-----------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 76.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 12.2% to 34.3% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4)  Security has been issued as an inverse floater bond.

                       See notes to financial statements.

EATON VANCE MUNICIPALS PORTFOLIOS as of September 30, 2003
FINANCIAL STATEMENTS
Statements of Assets and Liabilities

As of September 30, 2003

                                           CALIFORNIA PORTFOLIO FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO    MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                           $    211,021,299   $     241,151,074     $      191,810,067         $     15,957,882
   Unrealized appreciation                         30,251,999          20,329,909             16,122,223                1,272,188
---------------------------------------------------------------------------------------------------------------------------------
Investments, at value                        $    241,273,298   $     261,480,983     $      207,932,290         $     17,230,070
---------------------------------------------------------------------------------------------------------------------------------
Cash                                         $             --   $          83,203     $           66,783         $        210,465
Receivable for investments sold                     6,287,418           2,154,687                 55,000                  115,918
Interest receivable                                 3,111,184           5,109,518              2,833,187                  266,800
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                 $    250,671,900   $     268,828,391     $      210,887,260         $     17,823,253
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased            $      2,171,945   $              --     $               --         $            --
Payable for daily variation margin
  on open financial futures contracts                 833,750             833,750                688,750                   30,812
Demand note payable                                 1,500,000           3,500,000                     --                       --
Payable for when-issued securities                         --             974,736                     --                       --
Due to bank                                            37,205                  --                     --                       --
Accrued expenses                                       51,828              51,227                 44,218                   23,000
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                            $      4,594,728   $       5,359,713     $          732,968         $         53,812
---------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors'
  interest in Portfolio                      $    246,077,172   $     263,468,678     $      210,154,292         $     17,769,441
---------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions
  and withdrawals                            $    218,457,318   $     245,795,326     $      196,298,841         $     16,586,073
Net unrealized appreciation (computed on
  the basis of identified cost)                    27,619,854          17,673,352             13,855,451                1,183,368
---------------------------------------------------------------------------------------------------------------------------------
Total                                        $    246,077,172   $     263,468,678     $      210,154,292         $     17,769,441
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                            NEW YORK PORTFOLIO    OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO   WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                         $        305,455,101   $    160,025,660  $           50,943,161       $     25,525,688
   Unrealized appreciation                           40,146,377         10,391,514               3,072,549              1,635,127
---------------------------------------------------------------------------------------------------------------------------------
Investments, at value                      $        345,601,478   $    170,417,174  $           54,015,710       $     27,160,815
---------------------------------------------------------------------------------------------------------------------------------
Cash                                       $                 --   $         60,654  $                  --        $        109,038
Receivable for investments sold                              --                 --                 440,958                     --
Interest receivable                                   6,185,295          3,051,383                 824,006                354,866
---------------------------------------------------------------------------------------------------------------------------------
Total assets                               $        351,786,773   $    173,529,211  $           55,280,674       $     27,624,719
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on
   open financial futures contracts        $            548,862   $        199,375  $              154,062       $         63,437
Demand note payable                                     200,000            100,000                 300,000                300,000
Due to bank                                              91,103                 --                  89,470                     --
Accrued expenses                                         54,381             33,897                  28,277                 24,303
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                          $            894,346   $        333,272  $              571,809       $        387,740
---------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors'
   interest in Portfolio                   $        350,892,427   $    173,195,939  $           54,708,865       $     27,236,979
---------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions
   and withdrawals                         $        312,341,019   $    163,501,014  $           52,143,357       $     25,810,634
Net unrealized appreciation (computed
   on the basis of identified cost)                  38,551,408          9,694,925               2,565,508              1,426,345
---------------------------------------------------------------------------------------------------------------------------------
Total                                      $        350,892,427   $    173,195,939  $           54,708,865       $     27,236,979
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Operations

For the Year Ended September 30, 2003

                                           CALIFORNIA PORTFOLIO   FLORIDA PORTFOLIO   MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                   $         14,646,010   $      15,908,762   $            12,558,619    $         967,853
----------------------------------------------------------------------------------------------------------------------------------
Total investment income                    $         14,646,010   $      15,908,762   $            12,558,619    $         967,853
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                     $          1,185,022   $       1,187,718   $               919,433    $          26,795
Trustees fees and expenses                               16,394              16,172                    14,212                  182
Legal and accounting services                            43,443              40,171                    34,241               17,601
Custodian fee                                           141,725             156,901                   122,721               16,380
Miscellaneous                                            18,856              20,126                    22,055                7,263
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                             $          1,405,440   $       1,421,088   $             1,112,662    $          68,221
----------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee              $             28,521   $          24,590   $                15,140    $           3,068
----------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                   $             28,521   $          24,590   $                15,140    $           3,068
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                               $          1,376,919   $       1,396,498   $             1,097,522    $          65,153
----------------------------------------------------------------------------------------------------------------------------------

Net investment income                      $         13,269,091   $      14,512,264   $            11,461,097    $         902,700
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions
     (identified cost basis)               $          4,515,236   $         559,887   $             1,107,740  $            (13,536)
   Financial futures contracts                          469,488             226,521                    23,463                (4,050)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                   $          4,984,724   $         786,408   $             1,131,203  $            (17,586)
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)     $        (11,112,867)  $      (5,549,489)  $            (4,319,167) $           (212,143)
   Financial futures contracts                       (1,978,925)         (1,894,467)                 (922,583)              (45,272)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation)                          $        (13,091,792)  $      (7,443,956)  $            (5,241,750) $           (257,415)
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized loss           $         (8,107,068)  $      (6,657,548)  $            (4,110,547) $           (275,001)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from
   operations                              $          5,162,023   $       7,854,716   $             7,350,550  $            627,699
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                           NEW YORK PORTFOLIO     OHIO PORTFOLIO   RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                   $      20,057,837      $   11,067,504     $       3,069,460         $        1,478,813
---------------------------------------------------------------------------------------------------------------------------------
Total investment income                    $      20,057,837      $   11,067,504     $       3,069,460         $        1,478,813
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                     $       1,540,620      $      763,421     $         164,251         $           52,861
Trustees fees and expenses                            18,577              11,864                 6,937                      1,692
Legal and accounting services                         45,126              22,861                22,258                     17,962
Custodian fee                                        150,027             108,641                36,224                     25,297
Miscellaneous                                         25,462              17,234                11,002                      7,532
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                             $       1,779,812      $      924,021     $         240,672         $          105,344
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee              $              --      $       21,910     $           7,435         $            4,727
---------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                   $              --      $       21,910     $           7,435         $            4,727
---------------------------------------------------------------------------------------------------------------------------------
Net expenses                               $       1,779,812      $      902,111     $         233,237         $          100,617
---------------------------------------------------------------------------------------------------------------------------------

Net investment income                      $      18,278,025      $   10,165,393     $       2,836,223         $        1,378,196
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified
     cost basis)                           $       2,621,890      $   (1,377,795)    $        (126,239)        $          146,640
   Financial futures contracts                       618,892             431,195               284,322                    118,737
   Interest rate swap contracts                     (683,455)                 --              (113,909)                        --
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                   $       2,557,327      $     (946,600)    $          44,174         $          265,377
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)     $      (8,927,578)     $   (1,113,860)    $      (1,210,993)        $        (810,003)
   Financial futures contracts                       144,855             497,077              (390,661)                 (138,954)
   Interest rate swap contracts                      744,800                  --               124,133                         --
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation)                          $      (8,037,923)     $     (616,783)    $      (1,477,521)        $         (948,957)
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized loss           $      (5,480,596)     $   (1,563,383)    $      (1,433,347)        $         (683,580)
---------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from
   operations                              $      12,797,429      $    8,602,010     $       1,402,876         $          694,616
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets

For the Year Ended September 30, 2003

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA PORTFOLIO   FLORIDA PORTFOLIO MASSACHUSETTS PORTFOLIO   MISSISSIPPI PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $    13,269,091      $   14,512,264     $      11,461,097         $          902,700
   Net realized gain (loss)                        4,984,724             786,408             1,131,203                    (17,586)
   Net change in unrealized appreciation
     (depreciation)                              (13,091,792)         (7,443,956)           (5,241,750)                  (257,415)
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                                 $     5,162,023      $    7,854,716     $       7,350,550         $          627,699
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    23,798,371      $   26,225,264     $      24,852,504         $        2,769,831
   Withdrawals                                   (42,285,179)        (47,354,415)          (38,833,260)                (3,028,657)
---------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
  transactions                               $   (18,486,808)     $  (21,129,151)    $     (13,980,756)        $         (258,826)
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets        $   (13,324,785)     $  (13,274,435)    $      (6,630,206)        $          368,873
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                         $   259,401,957      $  276,743,113     $     216,784,498         $       17,400,568
---------------------------------------------------------------------------------------------------------------------------------
At end of year                               $   246,077,172      $  263,468,678     $     210,154,292         $       17,769,441
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

INCREASE (DECREASE) IN NET ASSETS           NEW YORK PORTFOLIO     OHIO PORTFOLIO   RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $         18,278,025   $     10,165,393  $            2,836,223  $             1,378,196
   Net realized gain (loss)                           2,557,327           (946,600)                 44,174                  265,377
   Net change in unrealized
     appreciation (depreciation)                     (8,037,923)          (616,783)             (1,477,521)                (948,957)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                               $         12,797,429   $      8,602,010  $            1,402,876  $               694,616
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                           $         44,894,206   $     18,064,188  $            9,379,686  $             3,397,711
   Withdrawals                                      (57,610,886)       (34,437,970)            (10,954,064)              (4,266,029)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
  transactions                             $        (12,716,680)  $    (16,373,782) $           (1,574,378) $              (868,318)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets      $             80,749   $     (7,771,772) $             (171,502) $              (173,702)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                       $        350,811,678   $    180,967,711  $           54,880,367  $            27,410,681
-----------------------------------------------------------------------------------------------------------------------------------
At end of year                             $        350,892,427   $    173,195,939  $           54,708,865  $            27,236,979
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

For the Year Ended September 30, 2002

INCREASE (DECREASE) IN NET ASSETS          CALIFORNIA PORTFOLIO   FLORIDA PORTFOLIO   MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $         13,404,772   $      15,541,708   $            11,079,200  $            905,911
   Net realized gain (loss)                          (4,240,325)          1,068,922                (1,566,300)              (82,117)
   Net change in unrealized appreciation
     (depreciation)                                  12,344,725           6,153,854                 7,679,515               498,340
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                               $         21,509,172   $      22,764,484   $            17,192,415  $          1,322,134
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                           $         23,530,741   $      29,976,952   $            30,424,890  $          1,762,103
   Withdrawals                                      (33,693,524)        (48,969,838)              (27,829,354)           (2,714,747)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                $        (10,162,783)  $     (18,992,886)  $             2,595,536  $           (952,644)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets                 $         11,346,389   $       3,771,598   $            19,787,951  $            369,490
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                       $        248,055,568   $     272,971,515   $           196,996,547  $         17,031,078
-----------------------------------------------------------------------------------------------------------------------------------
At end of year                             $        259,401,957   $     276,743,113   $           216,784,498  $         17,400,568
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

INCREASE (DECREASE) IN NET ASSETS           NEW YORK PORTFOLIO     OHIO PORTFOLIO   RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $         18,200,425   $     10,237,915  $            2,540,112  $             1,319,723
   Net realized gain (loss)                            (920,654)        (4,432,906)                 47,173                  (15,337)
   Net change in unrealized appreciation
     (depreciation)                                  14,390,163          7,204,108               1,605,623                1,021,276
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                               $         31,669,934   $     13,009,117  $            4,192,908  $             2,325,662
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                           $         35,116,666   $     15,557,638  $            9,649,190  $             2,422,477
   Withdrawals                                      (54,825,386)       (30,657,752)             (4,328,005)              (2,313,941)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                $        (19,708,720)  $    (15,100,114) $            5,321,185  $               108,536
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets      $         11,961,214   $     (2,090,997) $            9,514,093  $             2,434,198
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                       $        338,850,464   $    183,058,708  $           45,366,274  $            24,976,483
-----------------------------------------------------------------------------------------------------------------------------------
At end of year                             $        350,811,678   $    180,967,711  $           54,880,367  $            27,410,681
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Supplementary Data

                                                                                    CALIFORNIA PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.56%        0.55%        0.57%        0.58%        0.56%
   Expenses after custodian fee reduction                            0.55%        0.55%        0.54%        0.57%        0.54%
   Net investment income                                             5.30%        5.44%        5.26%        5.65%        5.30%
Portfolio Turnover                                                     21%           3%          26%          13%          28%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      2.28%        9.03%          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $  246,077   $  259,402   $  248,056   $  238,820   $  270,200
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.40% to 5.44%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                                     FLORIDA PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.53%        0.54%        0.54%        0.56%        0.52%
   Expenses after custodian fee reduction                            0.52%        0.50%        0.48%        0.51%        0.48%
   Net investment income                                             5.39%        5.72%        5.68%        5.72%        5.26%
Portfolio Turnover                                                     23%          19%          11%          12%          40%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      2.96%        8.73%          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $  263,469   $  276,743   $  272,972   $  277,857   $  346,843
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.71% to 5.72%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                                  MASSACHUSETTS PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.52%        0.51%        0.52%        0.54%        0.52%
   Expenses after custodian fee reduction                            0.51%        0.49%        0.48%        0.52%        0.50%
   Net investment income                                             5.36%        5.53%        5.47%        5.79%        5.40%
Portfolio Turnover                                                     16%          10%           8%          15%          24%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      3.51%        8.76%          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $  210,154   $  216,784   $  196,997   $  177,160   $  212,277
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.49% to 5.53%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                                   MISSISSIPPI PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.40%        0.40%        0.42%        0.47%        0.36%
   Expenses after custodian fee reduction                            0.38%        0.38%        0.37%        0.45%        0.34%
   Net investment income                                             5.22%        5.34%        5.33%        5.55%        5.30%
Portfolio Turnover                                                     11%          10%          11%           4%          16%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      3.64%        8.08%          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $   17,769   $   17,401   $   17,031   $   15,827   $   17,937
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.24% to 5.34%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                                     NEW YORK PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.51%        0.52%        0.53%        0.54%        0.53%
   Expenses after custodian fee reduction                            0.51%        0.52%        0.53%        0.54%        0.52%
   Net investment income                                             5.28%        5.41%        5.15%        5.56%        5.30%
Portfolio Turnover                                                     19%           7%          19%          27%          41%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      3.83%        9.84%          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $  350,892   $  350,812   $  338,850   $  335,488   $  402,118
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.39% to 5.41%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                                       OHIO PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.52%        0.52%        0.53%        0.57%        0.55%
   Expenses after custodian fee reduction                            0.51%        0.51%        0.52%        0.57%        0.54%
   Net investment income                                             5.75%        5.72%        5.87%        6.00%        5.54%
Portfolio Turnover                                                     15%          15%          22%          28%          59%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      5.10%        7.43%          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $  173,196   $  180,968   $  183,059   $  183,968   $  216,464
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                                   RHODE ISLAND PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.43%        0.41%        0.40%        0.43%        0.39%
   Expenses after custodian fee reduction                            0.42%        0.38%        0.35%        0.40%        0.35%
   Net investment income                                             5.13%        5.23%        5.33%        5.66%        5.24%
Portfolio Turnover                                                     19%          13%          14%          15%          18%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      2.57%        8.57%          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $   54,709   $   54,880   $   45,366   $   37,755   $   41,732
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.21% to 5.23%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                                  WEST VIRGINIA PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.39%        0.37%        0.39%        0.45%        0.40%
   Expenses after custodian fee reduction                            0.37%        0.36%        0.35%        0.43%        0.38%
   Net investment income                                             5.06%        5.19%        5.32%        5.48%        5.13%
Portfolio Turnover                                                     21%          19%          12%           7%          32%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      2.54%        9.41%          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $   27,237   $   27,411   $   24,976   $   24,930   $   26,961
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.16% to 5.19%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

EATON VANCE MUNICIPALS PORTFOLIOS as of September 30, 2003
NOTES TO FINANCIAL STATEMENTS


1  SIGNIFICANT ACCOUNTING POLICIES

   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. At September 30, 2003, Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as a partnership for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   G INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

   H LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   K EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2003, each Portfolio paid advisory fees as follows:

   PORTFOLIO                  AMOUNT         EFFECTIVE RATE*
   ---------------------------------------------------------
   California                 $  1,185,022              0.47%
   Florida                       1,187,718              0.44%
   Massachusetts                   919,433              0.43%
   Mississippi                      26,795              0.15%
   New York                      1,540,620              0.45%
   Ohio                            763,421              0.43%
   Rhode Island                    164,251              0.30%
   West Virginia                    52,861              0.19%

   * Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the year ended September 30, 2003 were as follows:

   California Portfolio

   Purchases                                                       $  51,644,416
   Sales                                                              58,834,941

   Florida Portfolio

   Purchases                                                       $  59,808,042
   Sales                                                              67,414,824

   Massachusetts Portfolio

   Purchases                                                       $  34,164,539
   Sales                                                              36,536,035

   Mississippi Portfolio

   Purchases                                                       $   2,456,406
   Sales                                                               1,929,122

   New York Portfolio

   Purchases                                                       $  70,765,145
   Sales                                                              64,508,466

   Ohio Portfolio

   Purchases                                                       $  25,821,695
   Sales                                                              31,617,871

   Rhode Island Portfolio

   Purchases                                                       $  13,428,694
   Sales                                                              10,118,270

   West Virginia Portfolio

   Purchases                                                       $   6,477,235
   Sales                                                               5,526,029

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at September 30, 2003, as computed on a federal income tax basis, were as follows:

   California Portfolio

   Aggregate cost                                                  $ 210,395,891
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $  31,667,581
   Gross unrealized depreciation                                        (790,174)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $  30,877,407
   -----------------------------------------------------------------------------

   Florida Portfolio

   Aggregate cost                                                  $ 240,958,684
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $  22,898,530
   Gross unrealized depreciation                                      (2,376,231)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $  20,522,299
   -----------------------------------------------------------------------------

   Massachusetts Portfolio

   Aggregate cost                                                  $ 191,046,024
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $  18,020,281
   Gross unrealized depreciation                                      (1,134,015)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $  16,886,266
   -----------------------------------------------------------------------------

   Mississippi Portfolio

   Aggregate cost                                                  $  15,823,652
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   1,439,658
   Gross unrealized depreciation                                         (33,240)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $   1,406,418
   -----------------------------------------------------------------------------

   New York Portfolio

   Aggregate cost                                                  $ 305,037,397
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $  42,798,649
   Gross unrealized depreciation                                      (2,234,568)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $  40,564,081
   -----------------------------------------------------------------------------

   Ohio Portfolio

   Aggregate cost                                                  $ 159,966,396
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $  13,135,413
   Gross unrealized depreciation                                      (2,687,450)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $  10,447,963
   -----------------------------------------------------------------------------

   Rhode Island Portfolio

   Aggregate cost                                                  $  50,885,346
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   3,275,911
   Gross unrealized depreciation                                        (145,547)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $   3,130,364
   -----------------------------------------------------------------------------

   West Virginia Portfolio

   Aggregate cost                                                  $  25,506,139
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   1,753,031
   Gross unrealized depreciation                                         (98,355)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $   1,654,676
   -----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2003, the California Portfolio, Florida Portfolio, New York Portfolio, Ohio Portfolio, Rhode Island Portfolio and West Virginia Portfolio had outstanding balances pursuant to this line of credit of $1,500,000, $3,500,000, $200,000,
   $100,000, $300,000 and $300,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended September 30, 2003.

6  FINANCIAL INSTRUMENTS

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at September 30, 2003 is as follows:

   Futures Contracts

                   EXPIRATION                                       NET UNREALIZED
   PORTFOLIO       DATE         CONTRACTS                POSITION    DEPRECIATION
   -------------------------------------------------------------------------------
   California      12/03        460 U.S. Treasury Bond   Short      $ (2,632,145)

   Florida         12/03        460 U.S. Treasury Bond   Short      $ (2,656,557)

   Massachusetts   12/03        380 U.S. Treasury Bond   Short      $ (2,266,772)

   Mississippi     12/03        17 U.S. Treasury Bond    Short      $    (88,820)

   New York        12/03        275 U.S. Treasury Bond   Short      $ (1,594,969)

   Ohio            12/03        110 U.S. Treasury Bond   Short      $   (696,589)

   Rhode Island    12/03        85 U.S. Treasury Bond    Short      $   (507,041)

   West Virginia   12/03        35 U.S. Treasury Bond    Short      $   (208,782)

   At September 30, 2003, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

7  INTERESTHOLDER MEETING (UNAUDITED)

   Each Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                            JESSICA M.  DONALD R.  JAMES B.   SAMUEL L.  WILLIAM H.  NORTON H.  LYNN A.
   PORTFOLIO                BIBLIOWICZ   DWIGHT     HAWKES   HAYES, III     PARK      REAMER     STOUT
   ----------------------------------------------------------------------------------------------------
   California Portfolio
      Affirmative              98%         98%        98%        98%         98%        98%        98%
      Withhold                  2%          2%         2%         2%          2%         2%         2%
   Florida Portfolio
      Affirmative              98%         98%        98%        98%         98%        98%        98%
      Withhold                  2%          2%         2%         2%          2%         2%         2%
   Massachusetts Portfolio
      Affirmative              99%         99%        99%        99%         99%        99%        99%
      Withhold                  1%          1%         1%         1%          1%         1%         1%
   Mississippi Portfolio
      Affirmative              99%         99%        99%        99%         99%        99%        99%
      Withhold                  1%          1%         1%         1%          1%         1%         1%
   New York Portfolio
      Affirmative              98%         98%        98%        98%         98%        98%        98%
      Withhold                  2%          2%         2%         2%          2%         2%         2%
   Ohio Portfolio
      Affirmative              99%         99%        99%        99%         99%        99%        99%
      Withhold                  1%          1%         1%         1%          1%         1%         1%
   Rhode Island Portfolio
      Affirmative              99%         99%        99%        99%         99%        99%        99%
      Withhold                  1%          1%         1%         1%          1%         1%         1%
   West Virginia Portfolio
      Affirmative              99%         99%        99%        99%         99%        99%        99%
      Withhold                  1%          1%         1%         1%          1%         1%         1%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolios.

EATON VANCE MUNICIPALS PORTFOLIOS as of September 30, 2003
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS
OF THE CALIFORNIA MUNICIPALS PORTFOLIO,
FLORIDA MUNICIPALS PORTFOLIO,
MASSACHUSETTS MUNICIPALS PORTFOLIO,
MISSISSIPPI MUNICIPALS PORTFOLIO,
NEW YORK MUNICIPALS PORTFOLIO,
OHIO MUNICIPALS PORTFOLIO,
RHODE ISLAND MUNICIPALS PORTFOLIO, AND WEST
VIRGINIA MUNICIPALS PORTFOLIO

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio, and West Virginia Municipals Portfolio (the Portfolios) as of September 30, 2003, and related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2003 and 2002 and the supplementary data for each of years in the five-year period ended September 30, 2003. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at September 30, 2003, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2003

EATON VANCE MUNICIPALS FUNDS
MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust), California Municipals Portfolio (CAP), Florida Municipals Portfolio (FLP), Massachusetts Municipals Portfolio (MAP), Mississippi Municipals Portfolio
(MSP), New York Municipals Portfolio (NYP), Ohio Municipals Portfolio (OHP), Rhode Island Municipals Portfolio (RIP) and West Virginia Municipals Portfolio
(WVP) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)         TERM OF                                        NUMBER OF PORTFOLIOS
                          WITH THE          OFFICE AND                                        IN FUND COMPLEX
       NAME AND           TRUST AND         LENGTH OF           PRINCIPAL OCCUPATION(S)         OVERSEEN BY             OTHER
     DATE OF BIRTH       PORTFOLIOS          SERVICE            DURING PAST FIVE YEARS           TRUSTEE(1)       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)
Jessica M. Bibliowicz      Trustee          Since 1998        President and Chief                   191                  None
11/28/59                                                      Executive Officer of
                                                              National Financial Partners
                                                              (financial services company)
                                                              (since April 1999).
                                                              President and Chief
                                                              Operating Officer of John A.
                                                              Levin & Co. (registered
                                                              investment adviser) (July
                                                              1997 to April 1999) and a
                                                              Director of Baker, Fentress
                                                              & Company, which owns John
                                                              A. Levin & Co. (July 1997 to
                                                              April 1999). Ms. Bibliowicz
                                                              is an interested person
                                                              because of her affiliation
                                                              with a brokerage firm.

James B. Hawkes          Trustee and     Trustee and Vice     Chairman, President and               193            Director of EVC
11/9/41                     Vice      President of the Trust  Chief Executive Officer of
                          President     since 1985; of the    BMR, EVC, EVM and EV;
                                      Portfolios since 1992   Director of EV; Vice
                                                              President and Director of
                                                              EVD. Trustee and/or officer
                                                              of 193 registered investment
                                                              companies in the Eaton Vance
                                                              Fund Complex. Mr. Hawkes is
                                                              an interested person because
                                                              of his positions with BMR,
                                                              EVM, EVC and EV, which are
                                                              affiliates of the Trust and
                                                              the Portfolios.

                         POSITION(S)         TERM OF                                        NUMBER OF PORTFOLIOS
                          WITH THE          OFFICE AND                                        IN FUND COMPLEX
       NAME AND           TRUST AND         LENGTH OF           PRINCIPAL OCCUPATION(S)         OVERSEEN BY             OTHER
     DATE OF BIRTH       PORTFOLIOS          SERVICE            DURING PAST FIVE YEARS           TRUSTEE(1)       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III       Trustee     Trustee of the Trust   Jacob H. Schiff Professor of          193           Director of
2/23/35                                since 1986; of CAP,    Investment Banking Emeritus,                        Tiffany & Co.
                                      FLP, MAP, NYP and OHP   Harvard University Graduate                         (specialty
                                       since 1992; of MSP,    School of Business                                  retailer) and
                                      RIP and WVP since 1993  Administration.                                     Telect, Inc.
                                                                                                                  (telecommunication
                                                                                                                  services company)

William H. Park            Trustee          Since 2003        President and Chief                   190                  None
9/19/47                                                       Executive Officer, Prizm
                                                              Capital Management, LLC
                                                              (investment management firm)
                                                              (since 2002). Executive Vice
                                                              President and Chief
                                                              Financial Officer, United
                                                              Asset Management Corporation
                                                              (a holding company owning
                                                              institutional investment
                                                              management firms)
                                                              (1982-2001).

Ronald A. Pearlman         Trustee          Since 2003        Professor of Law, Georgetown          190                  None
7/10/40                                                       University Law Center (since
                                                              1999). Tax Partner,
                                                              Covington & Burling,
                                                              Washington, DC (1991-2000).

                         POSITION(S)         TERM OF                                        NUMBER OF PORTFOLIOS
                          WITH THE          OFFICE AND                                        IN FUND COMPLEX
       NAME AND           TRUST AND         LENGTH OF           PRINCIPAL OCCUPATION(S)         OVERSEEN BY             OTHER
     DATE OF BIRTH       PORTFOLIOS          SERVICE            DURING PAST FIVE YEARS           TRUSTEE(1)       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)
Norton H. Reamer           Trustee     Trustee of the Trust   President and Chief                   193                  None
9/21/35                                since 1986; of CAP,    Executive Officer of Asset
                                      FLP, MAP, NYP and OHP   Management Finance Corp. (a
                                       since 1992; of MSP,    specialty finance company
                                      RIP and WVP since 1993  serving the investment
                                                              management industry) (since
                                                              October 2003). President,
                                                              Unicorn Corporation (an
                                                              investment and financial
                                                              advisory services company)
                                                              (since September 2000).
                                                              Formerly, Chairman, Hellman,
                                                              Jordan Management Co., Inc.
                                                              (an investment management
                                                              company) (2000-2003).
                                                              Formerly, Advisory Director
                                                              of Berkshire Capital
                                                              Corporation (investment
                                                              banking firm) (2002-2003).
                                                              Formerly, Chairman of the
                                                              Board, United Asset
                                                              Management Corporation (a
                                                              holding company owning
                                                              institutional investment
                                                              management firms) and
                                                              Chairman, President and
                                                              Director, UAM Funds (mutual
                                                              funds) (1980-2000).

Lynn A. Stout              Trustee          Since 1998        Professor of Law, University          193                  None
9/14/57                                                       of California at Los Angeles
                                                              School of Law (since July
                                                              2001). Formerly, Professor
                                                              of Law, Georgetown
                                                              University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                POSITION(S)                   TERM OF
                                 WITH THE                    OFFICE AND
     NAME AND                    TRUST AND                   LENGTH OF                   PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH                PORTFOLIOS                    SERVICE                    DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter                President                    Since 1993          Vice President of EVM and BMR. Trustee
8/20/43                                                                          and President of The Massachusetts
                                                                                 Health & Education Tax-Exempt Trust.
                                                                                 Officer of 128 registered investment
                                                                                 companies managed by EVM or BMR.

Cynthia J. Clemson       Vice President of CAP,      Vice President of CAP and   Vice President of EVM and BMR. Officer
3/2/63                        FLP and MSP              MSP since 1995; of FLP    of 20 registered investment companies
                                                             since 1998          managed by EVM or BMR.

Robert B. MacIntosh          Vice President                  Since 1993          Vice President of EVM and BMR. Officer
1/22/57                                                                          of 128 registered investment companies
                                                                                 managed by EVM or BMR.

Alan R. Dynner                 Secretary                     Since 1997          Vice President, Secretary and Chief
10/10/40                                                                         Legal Officer of BMR, EVM, EVD, EV and
                                                                                 EVC. Officer of 193 registered
                                                                                 investment companies managed by EVM or
                                                                                 BMR.

Kristin S. Anagnost       Treasurer of CAP, MAP,            Since 2002(2)        Assistant Vice President of EVM and BMR.
6/12/65                     MSP, NYP and RIP                                     Officer of 110 registered investment
                                                                                 companies managed by EVM or BMR.

Barbara E. Campbell       Treasurer of FLP, OHP             Since 2002(2)        Vice President of EVM and BMR. Officer
6/19/57                          and WVP                                         of 193 registered investment companies
                                                                                 managed by EVM or BMR.

James L. O'Connor        Treasurer of the Trust              Since 1989          Vice President of BMR, EVM and EVD.
4/1/45                                                                           Officer of 115 registered investment
                                                                                 companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998 and Ms. Campbell served as Assistant Treasurer of the Portfolio since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                          PORTFOLIO INVESTMENT ADVISER
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                               FUND ADMINISTRATOR
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                          EATON VANCE MUNICIPALS TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

438-11/03                                                               MUNISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust (On behalf of Eaton Vance California Municipals
----------------------------------------------------------------------------
Fund)
-----


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust (On behalf of Eaton Vance Florida Municipals Fund)
-------------------------------------------------------------------------------


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust (On behalf of Eaton Vance Massachusetts Municipals
-------------------------------------------------------------------------------
Fund)
-----


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation

("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust (On behalf of Eaton Vance Mississippi Municipals
-----------------------------------------------------------------------------
Fund)
-----


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust (On behalf of Eaton Vance New York Municipals Fund)
--------------------------------------------------------------------------------


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /s/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation

("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES


Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE OHIO MUNICIPALS FUND)


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
       ----------------------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:     /s/ Thomas J. Fetter
       ----------------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES


Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE RHODE ISLAND MUNICIPALS
FUND)


By:    /S/ Thomas J. Fetter
       -----------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       -----------------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /S/ Thomas J. Fetter
       -----------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES


Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE WEST VIRGINIA MUNICIPALS
FUND)


By:     /s/ Thomas J. Fetter
       -----------------------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
       -----------------------------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:     /s/ Thomas J. Fetter
       -----------------------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------